UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

Brian K. Andrew, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 978-6400

Date of fiscal year end:  October 31, 2007

Date of reporting period:  April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NORTH TRACK FUNDS
SEMIANNUAL REPORT TO SHAREHOLDERS (UNAUDITED)

APRIL 30, 2007

EQUITY FUNDS

S&P 100 INDEX FUND
NYSE ARCA TECH 100 INDEX FUND
EQUITY INCOME FUND (Formerly known as the Dow Jones Equity Income 100 Plus Fund)
DOW JONES U.S. HEALTH CARE 100 PLUS FUND
DOW JONES U.S. FINANCIAL 100 PLUS FUND
STRATEGIC ALLOCATION FUND (STRATA)
GENEVA GROWTH FUND

BOND FUND

WISCONSIN TAX-EXEMPT FUND (Available to Wisconsin Residents only)

Performance Summary (Data as of April 30, 2007)

TOTAL RETURNS AT NAV	TOTAL RETURNS WITH SALES CHARGE*
			10 Year/				Calendar	10 Year/				Calendar
	Ticker	Inception	Inception	5 Year	3 Year	1 Year	YTD	Inception	5 Year	3 Year	1 Year	YTD
S&P 100 Index (A)	PPSPX	12/20/85	6.35%**	5.98%	9.08%	15.65%	3.40%	5.78%**	4.84%	7.14%	9.57%	-2.02%
S&P 100 Index (B)	PSUBX	7/27/98	2.12%	5.18%	8.28%	14.78%	3.17%	2.12%	4.86%	7.13%	9.78%	-1.83%
S&P 100 Index (C)	SPPCX	5/8/00	-1.75%	5.19%	8.26%	14.73%	3.14%	-1.75%	5.19%	8.26%	13.73%	2.14%
S&P 100 Index (R)	NSPRX	9/27/05	13.59%	—	—	15.03%	3.23%	n/a	n/a	n/a	n/a	n/a
NYSE Arca Tech 100 (A)	PPTIX	6/10/96	13.23%**	8.31%	10.18%	6.35%	6.44%	12.63%**	7.15%	8.22%	0.77%	0.85%
NYSE Arca Tech 100 (B)	PSEBX	7/27/98	10.12%	7.51%	9.36%	5.53%	6.16%	10.12%	7.21%	8.23%	0.53%	1.16%
NYSE Arca Tech 100 (C)	PTICX	5/8/00	-2.96%	7.50%	9.35%	5.56%	6.18%	-2.96%	7.50%	9.35%	4.56%	5.18%
NYSE Arca Tech 100 (R)	NPTRX	8/1/05	7.69%	—	—	5.82%	6.24%	n/a	n/a	n/a	n/a	n/a
Equity Income (A)	NJPAX	4/1/05	13.07%	—	—	18.00%	5.58%	10.17%	—	—	11.81%	0.04%
Equity Income (B)	NJPBX	4/1/05	12.23%	—	—	17.11%	5.33%	10.09%	—	—	12.11%	0.33%
Equity Income (C)	NJPCX	4/4/05	12.85%	—	—	17.07%	5.34%	12.42%	—	—	16.07%	4.34%
Equity Income (R)	NJPRX	9/27/05	15.89%	—	—	17.41%	5.46%	n/a	n/a	n/a	n/a	n/a
DJ US Health Care (A)	NDJAX	4/17/01	5.31%	7.03%	7.90%	16.33%	7.64%	4.37%	5.88%	5.98%	10.23%	1.99%
DJ US Health Care (B)	NDJBX	4/17/01	4.53%	6.23%	7.07%	15.42%	7.38%	4.27%	5.92%	5.90%	10.42%	2.38%
DJ US Health Care (C)	NDJCX	4/17/01	4.55%	6.25%	7.07%	15.41%	7.38%	4.54%	6.25%	7.07%	14.41%	6.38%
DJ US Health Care (R)	NJCRX	9/27/05	9.23%	—	—	15.71%	7.46%	n/a	n/a	n/a	n/a	n/a
DJ US Financial (A)	NDUAX	4/17/01	7.74%	8.81%	11.73%	10.30%	0.63%	6.78%	7.65%	9.74%	4.51%	-4.65%
DJ US Financial (B)	NDUBX	4/17/01	6.94%	8.01%	10.91%	9.42%	0.35%	6.71%	7.72%	9.81%	4.42%	-4.65%
DJ US Financial (C)	NDUCX	4/17/01	6.94%	8.01%	10.90%	9.41%	0.35%	6.94%	8.01%	10.90%	8.41%	-0.65%
DJ US Financial (R)	NJHRX	9/27/05	16.58%	—	—	9.82%	0.49%	n/a	n/a	n/a	n/a	n/a
Strategic Allocation (A)	NTSAX	12/10/03	9.51%	—	9.40%	10.38%	4.66%	7.78%	—	7.46%	4.59%	-0.84%
Strategic Allocation (B)	NTSBX	12/10/03	8.67%	—	8.56%	9.59%	4.46%	7.69%	—	7.42%	4.59%	-0.54%
Strategic Allocation (C)	NTSCX	12/10/03	8.69%	—	8.59%	9.58%	4.45%	8.69%	—	8.59%	8.58%	3.45%
Strategic Allocation (R)	NSARX	4/21/06	10.43%	—	—	9.98%	4.52%	n/a	n/a	n/a	n/a	n/a
Geneva Growth (A)	PNMAX	1/4/99	8.22%	9.27%	13.07%	2.55%	6.42%	7.52%	8.10%	11.06%	-2.84%	0.84%
Geneva Growth (B)	PNMBX	1/4/99	7.44%	8.45%	12.23%	1.79%	6.22%	7.44%	8.16%	11.16%	-3.21%	1.22%
Geneva Growth (C)	MGPCX	5/8/00	7.88%	8.45%	12.23%	1.77%	6.14%	7.88%	8.45%	12.23%	0.77%	5.14%
Geneva Growth (R)	NGGRX	9/21/05	11.71%	—	—	2.02%	6.30%	n/a	n/a	n/a	n/a	n/a
Wisconsin Tax Exempt (A)	PWTEX	6/13/94	4.83%**	4.41%	3.87%	5.02%	0.90%	4.45%**	3.67%	2.64%	1.35%	-2.63%
Wisconsin Tax Exempt (B)	WTEBX	1/6/03	2.97%	—	3.10%	4.17%	0.65%	2.12%	—	1.83%	-0.83%	-4.34%
Wisconsin Tax Exempt (C)	WTECX	1/6/03	2.97%	—	3.14%	4.27%	0.65%	2.97%	—	3.14%	3.27%	-0.35%

*
Class A shares of all of the Funds except the Wisconsin Tax-Exempt Fund have a maximum sales charge of 5.25%.  Class A shares of the Wisconsin Tax-Exempt Fund have a maximum sales charge of 3.50%.  Class B shares of all the Funds are subject to a Contingent Deferred Sales Charge (CDSC).  The CDSC declines from 5.00% to 0.00% over a six-year period.  Class B shares automatically convert to Class A shares after eight years.  Class C shares of all the Funds are subject to a 1.00% CDSC if redeemed within 18 months.  Class C shares do not convert to other share classes.

**	Performance is for the 10-year period and not from the fund’s inception date.

Performance information does not reflect the deduction of taxes that an investor would pay on fund distributions or the redemption of fund shares. Total returns include the reinvestment of all dividends and capital gains for each of the funds.

Past performance does not guarantee future results. Investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data shown. For fund performance data current to the most recent month-end, call 1-800-826-4600 or visit www.ntfunds.com. This material may not be used in conjunction with the offering of securities unless preceded or accompanied by a current Prospectus. Prospective purchasers should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. The Prospectus contains this and other important information about the Funds. Please read it carefully before investing.

Income from the WisconsinTax-Exempt Fund may be subject to AMTtaxes as well as state and local taxes. Securities of small and mid-sized companies may be more volatile than securities issued by larger companies. Investments in a single industry may involve greater risks and price volatility.

In the past, the Advisor, Ziegler Capital Management, LLC (“ZCM”), reimbursed a portion of the advisory fees for the NYSEArca Tech 100 Index and Geneva Growth Funds. ZCM has contractually agreed to reimburse the Dow Jones U.S. Health Care and Financial 100 Plus Funds through February 2008, so that total expenses will not exceed 1.35% on Class A shares, 2.10% on Class B and C shares, and 1.85% on Class R shares. ZCM has contractually agreed to reimburse the Equity Income Fund so that total expenses will not exceed 1.15% on Class A shares, and 1.90% on Class B and C shares, and 1.65% on Class R shares. ZCM has contractually agreed to reimburse the Strategic Allocation Fund so that total expenses, prior to the addition of the indirect expenses of the underlying funds, will not exceed .80% on Class A shares, 1.55% on Class B and C shares, and 1.30% on Class R shares. The Advisor has voluntarily agreed to reimburse the S&P 100 Index and the Wisconsin Tax-Exempt Funds 0.10% and 0.05%, respectively, of their total expenses. Without such reimbursements, total returns would have been less.

As of March 21, 2005, all the Funds, with the exception of the WisconsinTax-Exempt Fund, began offering Class R shares.

“Standard & Poor’s,” “S&P,” “S&P100” and Standard & Poor’s 100” are trademarks of McGraw-Hill, Inc.  “Dow Jones” is a service mark of Dow Jones and Company. These marks have been licensed for use by North Track Funds, Inc. These organizationsdo not sponsor, endorse, sell or promote these funds and they make no representation regarding the advisability of investing in these funds.  “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA(SM)” and “NYSE Arca Tech 100 (SM)” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by the North Track Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. make any representation or warranty regarding the Product or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCHIPELAGO HOLDINGS, INC.  HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

B.C. Ziegler and Company distributor. Member NASD/SIPC.

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Contents

President’s Letter	3
Charts and Manager Commentaries	4
Schedules of Investments	11
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	56
Expense Information	65
Matters Submitted to Shareholder Vote	69

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this Report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995.  These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import.  These statements involve risks and uncertainties.  In addition to the general risks described for each Fund in its current Prospectus, such as market, objective, industry, credit and interest rate risks, other factors bearing on these Reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully.  Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance.  The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

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NORTH TRACK FUNDS, INC.
PRESIDENT’S LETTER
SEMIANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 2007 (Unaudited)

June 22, 2007
Dear Shareholder:

I am pleased to provide you with the Semiannual Report for the North Track Funds for the six months ended April 30, 2007.  I hope you take a few minutes to review this information and find it useful in monitoring your investment(s).

This is an exciting time for the North Track Fund Family.  For those of you familiar with the NYSE Arca Tech 100 Index, you will be interested to know that we have launched an exchange traded fund that replicates the index.  The NYSE Arca Tech 100 ETF is the first series offered by the Ziegler Exchange Traded Trust which is an affiliated investment company to the North Track Funds.  We are excited to provide technology investors another investment vehicle that tracks the 25 year old Index.

In addition, on May 1, 2007, North Track Funds, Inc. launched a new fund, the Large Cap Equity Fund and altered the investment objective of our Equity Income Fund.  These changes provide investors access to investment strategies that formerly were only utilized with institutional clients of North Track’s advisor.

Our investment philosophy incorporates the various features of behavioral, quantitative and fundamental investing.  We have combined these disciplines to create funds that aim to provide better returns while carefully managing risk.

If you have interest in North Track Funds, please contact your financial advisor or call us directly at 1-800-826-4600 to learn more about the North Track Fund Family.  Thank you for your continued confidence in North Track and, as always, we welcome your questions or comments.

Best Regards,

Brian K. Andrew, CFA
President

This report contains information for existing shareholders of North Track Funds, Inc. It does not constitute an offer to sell. If an investor wishes to receive more information about the Funds, the investor should obtain a Prospectus, which includes a discussion of each Fund’s investment objectives and risks and all sales charges and expenses of the relevant Fund(s). A Prospectus can be obtained by calling us at 1-800-826-4600. Please read the Prospectus carefully before investing in any of the North Track Funds.

NYSE Arca Tech 100 ETF is a designated series of the Ziegler Exchange Traded Trust.  This report does not constitute an offer to sell.  If an investor wishes to receive more information about the Ziegler Exchange Traded Trust, the investor should obtain a Prospectus, which includes a discussion of NYSE Arca Tech 100 ETF’s investment objectives and risks and all sales charges and expenses.  A Prospectus can be obtained by calling 1-888-798-TECH (8324).  Please read the Prospectus carefully before investing.

S&P 100 INDEX FUND

Q:	How did the Fund perform during the period?
A:	For the six months ending April 30, 2007, the North Track S&P 100 Index Fund – Class A Shares had a return of 6.95% (at NAV), compared to 7.46% for the S&P 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:	The Fund is a passively managed index Fund; therefore, the standard operating expenses and other associated fees will cause the Fund to trail in performance against the benchmark Index.

Q:	Which stocks were top performers?
A:
The Fund’s exposure to the energy sector helped its performance during the first six months of the 2007 fiscal year. The top contributor to the Fund’s performance was a 6.0% holding in Exxon Mobil Corp., which appreciated 12.1% and added 0.72% to the Fund’s total return.  In addition, the Fund’s 2.2% holding in Chevron Corporation rose 17.5% and contributed 0.38% to the portfolio’s total return.  Telecommunication giant AT&T, Inc. increased 15.3%, and the Fund’s 2.7% holding of the stock added 0.41% to its first half fiscal year total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
The Fund held a 1.1% position in Amgen Inc., which declined 15.5% and reduced the Fund’s performance by 0.17% during the first half of the 2007 fiscal year.  A 3.3% holding of Bank of America Corp. fell 3.5%, reducing the Fund’s performance by 0.11%.

Q:	What is your outlook?
A:
The S&P 100 Index underperformed the broad market, which increased 8.6% over the six-month period ended April 30, 2007.  Looking even further back, the performance of large cap stocks has trailed that of the broad market over the past seven years, with the exception of calendar year 2006. Relative valuations, however, have improved since the beginning of the underperformance cycle, with the current price-to-earnings ratio of the S&P 100 Index at a level that is roughly two-thirds lower than it was in early 2000.  In addition, previously the market has experienced a general propensity for large companies to outperform smaller issues during the mature phase of an economic cycle.  Given the maturing nature of the current economic cycle and the favorable relative valuation of the S&P 100 Index, we believe that the Fund’s prospects for relative performance against other market sectors characterized by smaller market capitalization are improving.

Top Market Sectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets, less collateral held for securities on loan.

NYSE ARCA TECH 100 INDEX FUND

Q:	How did the Fund perform during the period?
A:	For the six months ending April 30, 2007, the North Track NYSE Arca Tech 100 Index Fund – Class A Shares had a return of 8.59% (at NAV), compared to 9.82% for the NYSE Arca Tech 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
The NYSE Arca Tech 100 Index Fund is a passively managed index Fund; therefore, the standard operating expenses and other associated fees will cause the Fund to trail in performance against the benchmark Index.

Q:	Which stocks were top performers?
A:
The top contributing stock to the Fund’s performance for the first half of the fiscal year was a 1.12% holding in MedImmune Inc., a biotechnology company that increased 76.9% and contributed 0.86% to total return for the first half of the fiscal year.  The Fund held 2.84% of its assets in Apple, Inc., which enjoyed continued sales success of its product line, sending that stock’s price 23.1% higher and contributing 0.66% to the portfolio’s total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
A primary source of detraction from the Fund’s performance in the first half of its 2007 fiscal year resulted from holdings in the health care sector. A 2.16% position in Amgen Inc., a biotechnology company, fell 15.5%, reducing total return by 0.33%, and a 1.10% position in Applied Biosystems Inc. declined 16.0%, which detracted 0.18% from the Fund’s performance.  Semiconductor chip manufacturer, Advanced Micro Devices Inc., declined 35.0% as it began to show indications of financial strains from the increased competition with rival Intel Corp; the stock’s decline reduced the Fund’s total return by 0.20%.

Q:	What is your outlook?
A:
The economic expansion is maturing and beginning to slow down, a stage that has traditionally provided favorable conditions for supporting the technology sector as a result of corporate spending, particularly for technology-related projects, accelerating, which helps companies maintain productivity.  Analysts’ expectations for 2007 and 2008 earnings growth in the information technology sector are expected to be significantly higher than the broad market.

Top Technology Subsectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets, less collateral held for securities on loan.

EQUITY INCOME FUND

Q:	How did the Fund perform during the period?
A:	For the six months ending April 30, 2007, the North Track Equity Income Fund – Class A Shares had a return of 8.63% (at NAV), compared to 8.92% for the Dow Jones Equity Income 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
The standard operating expenses and other associated fees cause the Fund to trail in performance under the investment strategy utilized by the Fund during the first half of its fiscal year, and performance may have been affected by an enhancement strategy that produced a portfolio which differed slightly from the benchmark Index.  For the six months ended April 30, 2007, the enhancement strategy produced an excess return that was about 0.29% above that of the North Track Dow Jones Equity Income 100 Index.

Q:	Which stocks were top performers?
A:
For the first half of the Fund’s fiscal year, the top contributing stock to the Fund’s performance was Deluxe Corp. which increased 69.9% and contributed 0.83% to the total return of the Fund. Deluxe Corp. provides various personalized printed products, promotional products, and merchandising materials to small businesses, financial institutions, and consumers. Southern Copper Corp. mines and processes copper, molybdenum, zinc, silver, gold, and lead; its stock was up 64.9%, contributing 0.79% to the Fund’s total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
REIT stocks were the primary detractors from the Fund’s performance for the first half of its fiscal year, as they suffered from the sub-prime loan crises.  New Century Financial Corp. declined 97.6% and subtracted 0.38% from the Fund’s total return.  Novastar Financial fell 74.7% and detracted 0.36% from the Fund’s total return.

Q:	What is your outlook?
A:
North Track’s Equity Income Fund, under its new investment objective and strategy, which commenced on May 1, 2007, is supported by significant research advocating investments in companies with high dividend payouts. Dividend paying stocks, such as those in the Equity Income Fund, have performed well relative to the broad market for the period ended April 30, 2007.  Given an investment outlook that provides for moderate economic growth and expected equity returns that approach their long-term averages, strategies like the Fund’s should perform relatively well.

Top Equity Income Subsectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

Q:	How did the Fund perform during the period?
A:
For the six months ending April 30, 2007, the North Track Dow Jones U.S. Healthcare 100 Plus Fund – Class A Shares had a return of 8.51% (at NAV), compared to 9.36% for the Dow Jones U.S. Healthcare 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
The standard operating expenses and other associated fees cause the Fund to trail in performance.  In addition, performance can be affected by an enhancement strategy that produces a portfolio which differs slightly from the benchmark Index.  For the six months ending April 30, 2007, the enhancement strategy detracted approximately 0.18% of return from that of the Dow Jones U.S. Healthcare 100 Index.

Q:	Which stocks were top performers?
A:
The Fund’s 2.3% position in Schering-Plough Corp. represented a slight overweight to the Index’s holding and was a product of the Fund’s enhancement strategy. Schering-Plough Corp increased 44.0% and was the Fund’s top-performing holding, adding 1.01% to its total return.  A 4.5% investment in Abbot Laboratories increased 20.6% and contributed 0.92% to the Fund’s first-half fiscal year total return.  The Fund’s 5.7% holding of Merck & Co. Inc. was an enhancement that returned 15.2% for the six month period and contributed 0.86% to the Fund’s total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
The Fund’s 4.40% holding in Amgen Inc. declined 15.5% during the six month period and was its top detractor, reducing its total return by 0.69%.  A 9.85% position in Johnson & Johnson dropped 3.6% during the first half fiscal year, reducing the Fund’s performance by 0.35%.

Q:	What is your outlook?
A:
The health care sector has performed in line with the broad market, which increased over the six month period ended April 30, 2007. Nevertheless, the Fund currently trades at the bottom range of its 10 year valuation history and is relatively cheap on a price-to-earnings and price-to-cash flow basis.  Health care stocks have traditionally held their relative value during periods of general market weakness and, given the maturing nature of the present economic cycle, this may present an attractive area of investment for certain conservative, value-oriented investors.  Long-term, we recognize that favorable demographic trends will continue to benefit health care companies, and we remain optimistic about the sector’s future prospects.

Top Health Care Subsectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets, less collateral held for securities on loan.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

Q:	How did the Fund perform during the period?
A:
For the six months ending April 30, 2007, the North Track Dow Jones U.S. Financial 100 Plus Fund – Class A Shares had a return of 5.06% (at NAV), compared to 5.64% for the Dow Jones U.S. Financial 100 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
The standard operating expenses and other associated fees cause the Fund to trail in performance. In addition, performance can be affected by an enhancement strategy that produces a portfolio which differs slightly from the benchmark Index.  For the six months ending April 30, 2007, the enhancement strategy produced relatively flat performance relative to the Dow Jones U.S. Financial 100 Index.

Q:	Which stocks were top performers?
A:
The top contributing stock to the Fund’s total return during the first half of its fiscal year was its 9.7% holding in Citigroup, Inc., which rose 9.0% and added 0.87% to the Fund’s performance.  The Fund’s 6.0% holding of  JP Morgan Chase’s Company increased 11.4% over the six month period, adding 0.69% to its total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
The Fund held an 8.5% position in Bank of America Corp., which declined 3.5% and detracted 0.29% from the Fund’s performance in the first half of its 2007 fiscal year.  A 1.6% position in Freddie Mac declined 4.7%, detracting 0.07% from the Fund’s total return.

Q:	What is your outlook?
A:
The financial sector trailed the broad market which increased over the six month period ended April 30, 2007.  A flat yield curve supported by a steadfast Federal Reserve hindered the performance of financial stocks in the first half of the Fund’s fiscal year.  The Fund’s prospects over the remainder of its fiscal year will be heavily dependent upon the direction and magnitude of interest rate movements.  An outlook that foresees continued moderate economic growth and a flat yield curve should combine to produce an environment where financial stocks perform in line with the broad equity market.

Top Financial Subsectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets, less collateral held for securities on loan.

STRATEGIC ALLOCATION FUND

Q:	How did the Fund perform during the period?
A:	For the six months ending April 30, 2007, the North Track Strategic Allocation Fund – Class A Shares had a return of 7.16% (at NAV), compared to 8.60% for its benchmark, the S&P 500 Index.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
The North Track Strategic Allocation Fund is a fund-of-funds, investing equally in each of three North Track sector funds representing the financial services, health care and technology sector.  The financial services portion of the Fund experienced relatively weak performance and dampened the Fund’s total return. In addition, the standard operating expenses and other associated fees cause the Fund to trail in performance.

Q:	Which stocks were top performers?
A:
The top contributors to the Fund’s return were generally from the health care sector and were led by a 0.48% holding in MedImmune Inc., which increased 76.9% and added 0.37% to the Fund’s total return.  A 0.77% position in Schering-Plough Corp. increased 44.0% and contributed 0.34% to the Fund’s total return, and a 1.49% position in Abbot Laboratories rose 20.6% and contributed 0.31% to performance.  A 3.22% position in Citigroup Inc. represents the Fund’s second-largest individual holding and its 9.0% increase contributed 0.29% to the Fund’s total return.

Q:	Which stocks detracted from the Fund’s performance?
A:
The top detractors from the Fund’s performance were generally led by stocks in the health care sector, as a 2.19% holding in Amgen Inc. declined 15.5%, reducing the Fund’s performance by 0.34%.  A 3.26% position in Johnson & Johnson represents the Fund’s largest individual holding and its 3.62% drop detracted 0.12% from the Fund’s total return.

Q:	What is your outlook?
A:
Stocks exhibiting growth characteristics have underperformed their value counterparts for some time.  Until recently, the market has focused attention upon natural resources and basic industry companies.  Investors generally become interested in growth stocks as an economic recovery matures, seeking stocks that maintain revenue and earnings growth.  However, with the present economic cycle appearing to be reaching its mature phase, we would expect investors to take more of an interest in the sectors that comprise the North Track Strategic Allocation Fund.

Asset Allocation as of April 30, 2007 as a Percent of Total Investments (Unaudited)

GENEVA GROWTH FUND

Q:	How did the Fund perform during the period?
A:
For the six months ended April 30, 2007, the North Track Geneva Growth Fund - Class A Shares had a return of 5.06% (at NAV), compared to 11.77% for its current benchmark, the Russell Midcap Growth Index.  Prior to December 21, 2006, the date on which the Fund’s benchmark was changed, the Fund’s benchmark was the Russell Midcap Index.  For the six months ended April 30, 2007, the Russell Midcap Index returned 12.24%.  The Fund changed its benchmark index to the Russell Midcap Growth Index because the Fund invests primarily in equity securities of companies with characteristics more closely correlated with the growth attributes typical of the Russell Midcap Growth Index, such as above average earnings per share growth rates and returns and higher price/earnings ratios.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
In a climate of privatization, buyout speculation and intense investor interest in natural resources, biotech and material producers, our high-quality growth-oriented investments hit a wall in November/December of 2006 with one-half of all issues flat to down through year-end. In this climate, the Fund retreated -1.26%, while its benchmark Index appreciated 3%.  In addition, the standard operating expenses and other associated fees caused the Fund to trail in performance.

Q:	Which stocks were top performers?
A:
Webex Communications Inc. was our top performer during the six-month period ending April 30, 2007, up over 47% and contributing almost 0.9% to the Fund’s overall performance.  This was due in-part to Cisco Systems purchase of Webex in March.  Coach Inc. was up over 23% for the six-month period and contributed 0.65% to the Fund’s performance.  Smith International Inc. was another top contributor, as it was up over 33%, and contributed almost 0.6% to the Fund’s performance.  Stericycle Inc. and Cognizant Technology rounded out the top five performers list with returns of 23% and 19%, respectively.

Q:	Which stocks detracted from the Fund’s performance?
A:
The leading detractor in the Fund, for the six-month period ending April 30, 2007, was Whole Foods Market Inc., which was down 26% and detracted 0.55% from performance.  Corporate Executive Board was down over 28% and Coldwater Creek Inc. was down nearly 40%.  Both were sold completely from the Fund over the six-month period.  Varian Medical Systems Inc. and Intuit, both detracted from performance by nearly 1.0% combined; however, Intuit rebounded in May due to strong earnings.

Q:	What is your outlook?
A:
The outlook for the market looks favorable with major indices at or approaching all-time highs. With low interest rates and inflation, positive earning dynamics, low capital gains and dividend tax rates, our forecast is for the broad market to reach significant highs by year-end and by December 31, 2008.

Top Market Sectors as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes short-term investments and net other assets, less collateral held for securities on loan.

WISCONSIN TAX-EXEMPT FUND

Q:	How did the Fund perform during the period?
A:	Class A shares of the Wisconsin Tax-Exempt Fund had a return of 1.21% (at NAV) for the six months ended April 30, 2007, compared to the Lehman Municipal Bond Index which returned 1.59%.

Q:	What factors contributed to the Fund’s performance versus the Index?
A:
Excluding expenses charged and other associated fees (the Index does not include sales charges and other fees an investor would incur if attempting to replicate the Index), the difference in performance between the Fund and the benchmark was primarily due to the shorter duration. As of April 30, 2007, the Fund’s duration was 5.08 years, as compared to the benchmark of 6.24 years.  Duration measures the sensitivity of a bond portfolio’s market value to changes in interest rates. While taxable rates were relatively unchanged during the period, we did see generic double-A G.O. municipal yields rise across the curve by approximately 0.08%, which benefited the Fund relative to the benchmark.

Q:	What activity took place during the period reported?
A:
During the six-month period, the Fund purchased an additional 2% in Territory paper. The Fund experienced a build-up of cash, which was invested in variable rate demand notes as longer investments were reviewed. The Fund did tender two positions for Oconto Falls, which reduced the Fund’s Alternative Minimum Tax (AMT) exposure by approximately 1.6%. We continue to reposition the portfolio to increase yield and credit quality.

Q:	What are some of the Fund’s attributes?
A:
As of April 30, 2007, more than half of the Fund holdings carry an outright investment-grade rating with 65.2% in the AAA-BBB categories. Another 16.1% are U.S. Government guaranteed or pre-refunded bonds.  Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury securities that ensures the timely payment of principal and interest on the bonds’ call or maturity dates.  As a result, pre-refunded bonds generally are regarded to be equivalent to “AAA” rated securities and, thus, do not involve the same credit risks as revenue bonds or general obligation bonds without this credit enhancement.  Of the 18.9% in “non-rated” issues, approximately 2% is credit-enhanced by insurance, letters of credit or government collateral. Of the remaining issues, approximately 13.7% and 3.5%, respectively, have been assigned triple-B or single-A ratings.  In addition, the Fund benefits from a broad sector distribution and over 250 individual security positions. Positions subject to AMT as of April 30, 2007 is 2.7%, down from 4.27% as of December 31, 2006. The Fund continues to hold a high concentration of Wisconsin issues at 74.1%.

Q:	What is your outlook?
A:
As we look forward, the strategy is to add duration to the portfolio and move towards a more neutral position relative to the benchmark. We feel that the Federal Reserve will remain on hold for the rest of the year but we do think that the next move will be an ease. We will continue the ongoing repositioning to improve the yield and credit quality of the Fund. The calendar for the new issue markets looks very quiet as we head towards the summer. Since there is limited Wisconsin issued product available, emphasis will be placed on Territory paper to provide additional yield and duration to the Fund.

Top Sectors as of April 30, 2007 as a Percent of Portfolio Par Value (Unaudited)

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

COMMON STOCKS — 99.4%

CONSUMER DISCRETIONARY — 6.8%
	CBS Corporation	14,647	$465,335
	Clear Channel Communications, Inc.	9,877	349,942
*	Comcast Corporation – Class A	61,820	1,648,121
	Walt Disney Company	40,730	1,424,736
#	Ford Motor Company	37,680	302,947
#	General Motors Corporation	11,279	352,243
	Harrah’s Entertainment, Inc.	3,716	316,975
	The Home Depot,Inc.	40,574	1,536,537
	Limited Brands	6,862	189,185
	McDonald’s Corporation	23,920	1,154,858
	Target Corporation	17,090	1,014,633
	Time Warner, Inc.	75,752	1,562,764
			10,318,276
CONSUMER STAPLES — 11.9%
	Altria Group, Inc.	41,744	2,876,997
	Anheuser-Busch Companies, Inc.	15,185	746,950
	Avon Products, Inc.	8,750	348,250
	Campbell Soup Company	4,348	170,007
	Coca-Cola Company	40,086	2,092,088
	Colgate-Palmolive Company	10,223	692,506
	CVS Caremark Corporation	30,600	1,108,944
	Heinz (H.J.) Company	6,458	304,236
	Kraft Foods, Inc.	32,588	1,090,720
	PepsiCo, Inc.	32,595	2,154,204
	Procter & Gamble Company	62,661	4,029,729
	Sara Lee Corporation	14,574	239,159
	Wal-Mart Stores, Inc.	48,828	2,339,838
			18,193,628
ENERGY — 11.8%
	Baker Hughes, Inc.	6,386	513,371
	Chevron Corporation	42,900	3,337,191
	ConocoPhillips	32,700	2,267,745
	El Paso Energy Corporation	13,891	208,365
	Exxon Mobil Corporation	113,074	8,975,814
#	Halliburton Company	18,204	578,341
	Schlumberger Limited	23,428	1,729,689
	Williams Companies, Inc.	11,912	351,404
			17,961,920
FINANCIAL SERVICES — 21.3%
	The Allstate Corporation	12,343	769,216
	American Express Company	23,656	1,435,209
	American International Group, Inc.	51,735	3,616,794
	Bank of America Corporation	88,804	4,520,124
	Capital One Financial Corporation	8,200	608,932
	Citigroup, Inc.	97,408	5,223,017
	The Goldman Sachs Group, Inc.	8,174	1,786,918
	The Hartford Financial Services Group, Inc.	6,326	640,191
	JPMorgan Chase & Company	69,033	3,596,619
	Lehman Brothers Holdings, Inc.	10,414	783,966
	Merrill Lynch & Company, Inc.	17,551	1,583,627
	Morgan Stanley	21,182	1,779,500
#	Regions Financial Corporation	14,500	508,805
	U.S. Bancorp	35,173	1,208,192
	Wachovia Corporation	37,900	2,104,966
	Wells Fargo & Company	67,158	2,410,301
			32,576,377
HEALTH CARE — 10.8%
	Abbott Laboratories	30,660	1,735,969
*	Amgen, Inc.	23,225	1,489,652
	Baxter International,Inc.	12,884	729,621
	Bristol-Myers Squibb Company	40,176	1,159,479
	CIGNA Corporation	1,930	300,289
	Johnson & Johnson	57,536	3,694,962
*#	MedImmune, Inc.	4,697	266,226
	Medtronic, Inc.	22,932	1,213,791
	Merck & Company Inc.	43,045	2,214,235
	Pfizer, Inc.	140,821	3,726,124
			16,530,348
INDUSTRIALS — 12.5%
	3M Company	14,590	1,207,614
	The Boeing Company	15,722	1,462,146
	Burlington Northern Santa Fe Corporation	7,123	623,548
	Caterpillar, Inc.	12,810	930,262
	FedEx Corporation	6,090	642,130
	General Dynamics Corporation	8,028	630,198
+	General Electric Company	204,314	7,531,014
	Honeywell International,Inc.	15,870	859,837
	Norfolk Southern Corporation	7,867	418,839
	Raytheon Company	8,848	473,722
	Rockwell Automation, Inc.	3,278	195,172
	Tyco International Ltd.	39,354	1,284,121
	United Parcel Service – Class B	21,180	1,491,707
	United Technologies Corporation	19,826	1,330,919
			19,081,229
INFORMATION TECHNOLOGY — 15.1%
*	Cisco Systems, Inc.	119,995	3,208,666
*	Computer Sciences Corporation	3,423	190,113
*	Dell, Inc.	45,090	1,136,719
*	EMC Corporation	41,909	636,179
*	Google, Inc.	4,300	2,026,934
	Hewlett-Packard Company	53,145	2,239,530
	Intel Corporation	114,602	2,463,943
	International Business Machines Corporation	29,888	3,054,853
	Microsoft Corporation	171,148	5,124,171
	National Semiconductor Corporation	5,616	147,701
*	Oracle Corporation	79,297	1,490,784
	Texas Instruments, Inc.	28,673	985,491
*	Xerox Corporation	18,782	347,467
			23,052,551
MATERIALS — 2.1%
	Alcoa,Inc.	17,260	612,557

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS (Continued)

MATERIALS (Continued)
Allegheny Technologies, Inc.	2,073	$227,159
Dow Chemical Company	19,035	849,151
DuPont (E.I.) de Nemours and Company	18,388	904,138
International Paper Company	9,022	340,310
# Weyerhaeuser Company	4,152	328,922
		3,262,237
TELECOMMUNICATION — 5.3%
AT&T, Inc.	124,039	4,802,790
Sprint Nextel Corporation	57,670	1,155,130
Verizon Communications	57,850	2,208,713
		8,166,633
UTILITIES — 1.8%
* The AES Corporation	13,190	290,048
American Electric Power Company, Inc.	7,901	396,788
Entergy Corporation	3,993	451,768
Exelon Corporation	13,376	1,008,684
Southern Company	14,829	560,388
		2,707,676
Total Common Stocks
(Cost $91,458,935)		151,850,875

SHORT-TERM INVESTMENTS — 4.4%

CERTIFICATE OF DEPOSIT — 0.1%
\ Natexis Banq NY Yankee CD
5.375%, due 05-08-2007	61,892	61,892
		61,892
COMMERCIAL PAPER — 0.4%
\ Autobahn Funding Corp 4(2)144A
5.313%, due 05-23-2007	112,582	112,102
\ Coca-Cola Enterprises
5.351%, due 05-01-2007	86,649	86,636
\ Morgan Stanley Dean Witter
5.363%, due 05-24-2007	210,434	210,434
\ Starbird Funding
5.299%, due 05-11-2007	154,731	153,578
\ WGL Holding, Inc.
5.279%, due 05-07-2007	68,082	67,972
		630,722
MASTER NOTE — 0.3%
\ Bank of America Securities
5.373%, due 05-01-2007	173,298	173,298
\ Bear Stearns and Company
5.513%, due 05-02-2007	173,298	173,298
\ JP Morgan Securities
5.393%, due 05-15-2007	173,298	173,298
		519,894
REPURCHASE AGREEMENT — 0.4%
\ Bank of America Securities LLC; Triparty
Repurchase Agreement; 5.20%, due 05-01-2007
collateralized by Government Agency Securities,
due 2014 thru 2015	642,319	642,319
		642,319
MONEY MARKET — 3.2%
Highmark Diversified Money
Market Fund, Fiduciary Shares	4,899,469	4,899,469

Total Short-Term Investments
(Cost $6,754,296)		6,754,296

TOTAL INVESTMENTS — 103.8%
(Cost $98,213,231)		158,605,171
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN — (1.2)%		(1,854,827)
OTHER LIABILITIES,
LESS OTHER ASSETS — (2.6)%		(3,936,485)
NET ASSETS — 100.0%		$152,813,859

*	Non-income producing
+	Designated as collateral against futures and options
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

COMMON STOCKS — 100.0%

AEROSPACE & DEFENSE — 6.4%
	Goodrich Corporation	119,190	$6,774,760
	Lockheed Martin Corporation	119,190	11,458,926
	Raytheon Company	119,190	6,381,433
			24,615,119
BIOTECHNOLOGY — 9.7%
*	Amgen, Inc.	119,190	7,644,847
*	Biogen Idec, Inc.	119,190	5,626,960
*	Genentech, Inc.	119,189	9,533,928
*	Genzyme Corporation	119,190	7,784,299
*#	MedImmune, Inc.	119,190	6,755,689
			37,345,723
COMMUNICATIONS EQUIPMENT — 11.3%
*	3Com Corporation	119,190	480,336
*	ADC Telecommunications, Inc.	119,189	2,193,078
	Alcatel-Lucent ADR	119,190	1,579,267
*#	CIENA Corporation	119,189	3,475,551
*	Cisco Systems, Inc.	119,190	3,187,141
*	Corning, Inc.	119,190	2,827,187
	Harris Corporation	119,191	6,120,458
	InterDigital Communications Corporation	119,190	3,918,967
*#	JDS Uniphase Corporation	119,190	1,964,251
*	Juniper Networks, Inc.	119,190	2,665,088
	Motorola, Inc.	119,190	2,065,563
#	Nokia Corp – ADR	119,190	3,009,547
*#	Nortel Networks Corporation	119,190	2,727,067
*#	Packeteer, Inc.	119,190	1,132,305
	QUALCOMM, Inc.	119,190	5,220,522
*	Tellabs, Inc.	119,190	1,265,798
			43,832,126
COMPUTERS & PERIPHERALS — 12.4%
*	Adaptec, Inc.	119,190	460,073
*	Apple, Inc.	119,191	11,895,262
*	Dell, Inc.	119,190	3,004,780
*	EMC Corporation	119,190	1,809,304
*	Gateway, Inc.	119,190	261,026
	Hewlett-Packard Company	119,190	5,022,667
+	International Business Machines Corporation	119,190	12,182,410
*	NCR Corporation	119,191	6,007,226
*#	Network Appliance, Inc.	119,190	4,435,060
*	QLogic Corporation	119,191	2,131,135
*	Quantum Corporation	119,190	327,773
*	Sun Microsystems, Inc.	119,190	622,172
			48,158,888
ELECTRONIC EQUIPMENT &
INSTRUMENTS — 3.8%
*	Agilent Technologies, Inc.	119,190	4,096,560
*	Coherent, Inc.	119,190	3,741,374
	Jabil Circuit, Inc.	119,190	2,777,127
*	Solectron Corporation	119,190	399,287
	Tektronix, Inc.	119,190	3,502,994
			14,517,342
HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
	Biomet, Inc.	119,190	5,149,008
*#	Boston Scientific Corporation	119,190	1,840,293
#	Medtronic, Inc.	119,190	6,308,727
*	St. Jude Medical, Inc.	119,190	5,100,140
			18,398,168
INTERNET SOFTWARE & SERVICES — 1.9%
*	eBay, Inc.	119,190	4,045,308
*	Yahoo!, Inc.	119,191	3,342,116
			7,387,424
IT SERVICES — 7.6%
	Automatic Data Processing, Inc.	119,190	5,334,944
*	Computer Sciences Corporation	119,190	6,619,813
*#	DST Systems, Inc.	119,190	9,302,779
	Electronic Data Systems	119,190	3,485,116
	First Data Corporation	119,190	3,861,756
*	Unisys Corporation	119,190	934,450
			29,538,858
LIFE SCIENCES TOOLS & SERVICES — 4.8%
	Applera Corporation -
	Applied Biosystems Group	119,190	3,723,496
*#	Millipore Corporation	119,190	8,799,798
*	Thermo Fisher Scientific, Inc.	119,190	6,205,031
			18,728,325
MEDIA — 0.7%
*	Sirius Satellite Radio, Inc.	119,190	352,802
	Time Warner, Inc.	119,190	2,458,890
			2,811,692
OFFICE ELECTRONICS — 0.6%
*	Xerox Corporation	119,190	2,205,015

PHARMACEUTICALS — 1.8%
	Novartis AG – ADR	119,190	6,923,747

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT — 17.0%
*#	Advanced Micro Devices, Inc.	119,190	1,647,206
	Altera Corporation	119,190	2,686,543
	Analog Devices, Inc.	119,190	4,603,118
	Applied Materials, Inc.	119,190	2,290,832
*	Broadcom Corporation – Class A	119,191	3,879,667
*#	Cypress Semiconductor Corporation	119,190	2,719,916
	Intel Corporation	119,190	2,562,585
#	KLA-Tencor Corporation	119,190	6,621,004
*#	Kulicke & Soffa Industries, Inc.	119,190	1,189,516
*	Lam Research Corporation	119,190	6,410,038
#	Linear Technology Corporation	119,190	4,460,090

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS (Continued)

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (Continued)
*#	LSI Corporation	119,190	$1,013,115
	Maxim Integrated Products, Inc.	119,190	3,780,707
*	Micron Technology, Inc.	119,190	1,367,109
	National Semiconductor Corporation	119,191	3,134,723
*	Novellus Systems, Inc.	119,190	3,858,180
*	Standard Microsystems Corporation	119,190	3,821,231
*#	Teradyne, Inc.	119,190	2,079,866
	Texas Instruments, Inc.	119,190	4,096,560
#	Xilinx, Inc.	119,190	3,513,721
			65,735,727
SOFTWARE — 17.2%
*	Adobe Systems, Inc.	119,189	4,953,495
*	Autodesk, Inc.	119,191	4,919,013
*	BEA Systems, Inc.	119,190	1,405,250
*	BMC Software, Inc.	119,190	3,858,180
	CA, Inc.	119,190	3,249,119
*	Cadence Design Systems, Inc.	119,190	2,646,018
*	Check Point Software Technologies Ltd.	119,190	2,806,925
*	Citrix Systems, Inc.	119,190	3,885,594
*	Cognos, Inc.	119,190	5,138,281
*	Compuware Corporation	119,190	1,176,405
*	Electronic Arts, Inc.	119,190	6,008,368
*	McAfee, Inc.	119,190	3,872,483
*	Mentor Graphics Corporation	119,190	1,928,494
	Microsoft Corporation	119,190	3,568,549
*	Novell, Inc.	119,190	870,087
*	Oracle Corporation	119,190	2,240,772
#	SAP AG – ADR	119,190	5,721,120
*	Sybase, Inc.	119,190	2,883,206
*	Symantec Corporation	119,191	2,097,762
*	Synopsys, Inc.	119,190	3,296,795
			66,525,916
Total Common Stocks
(Cost $354,416,444)			386,724,070

SHORT-TERM INVESTMENTS — 16.3%

CERTIFICATE OF DEPOSIT — 0.5%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007	2,077,705	2,077,705
			2,077,705
COMMERCIAL PAPER — 5.5%
\	Autobahn Funding Corp 4(2)144A
	5.313%, due 05-23-2007	3,779,345	3,763,240
\	Coca-Cola Enterprises
	5.351%, due 05-01-2007	2,908,787	2,908,355
\	Morgan Stanley Dean Witter
	5.363%, due 05-24-2007	7,064,196	7,064,196
\	Starbird Funding
	5.299%, due 05-11-2007	5,194,262	5,155,556
\	WGL Holding, Inc.
	5.279%, due 05-07-2007	2,285,475	2,281,795
			21,173,142
MASTER NOTE — 4.5%
\	Bank of America Securities
	5.373%, due 05-01-2007	5,817,573	5,817,573
\	Bear Stearns and Company
	5.513%, due 05-02-2007	5,817,573	5,817,573
\	JP Morgan Securities
	5.393%, due 05-15-2007	5,817,573	5,817,573
			17,452,719
REPURCHASE AGREEMENT — 5.6%
\	Bank of America Securities LLC; Triparty
	Repurchase Agreement; 5.20%, due 05-01-2007
	collateralized by Government Agency Securities,
	due 2014 thru 2015	21,562,405	21,562,405

MONEY MARKET — 0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares	939,589	939,589

Total Short-Term Investments
(Cost $63,205,560)			63,205,560

TOTAL INVESTMENTS — 116.3%
(Cost $417,622,004)			449,929,630
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN — (16.1)%			(62,265,971)
OTHER LIABILITIES,
LESS OTHER ASSETS — (0.2)%			(789,071)
NET ASSETS — 100.0%			$386,874,588

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

COMMON STOCKS — 99.5%

CONSUMER DISCRETIONARY — 15.6%
CBS Corporation	13,400	$425,718
Dow Jones and Company, Inc.	10,500	381,465
Entercom Communications Corporation	13,800	382,812
Ford Motor Company	56,640	455,386
General Motors Corporation	13,120	409,738
Harrah’s Entertainment, Inc.	5,150	439,295
Lee Enterprises, Inc.	12,700	332,486
Limited Brands	14,050	387,358
McDonald’s Corporation	10,910	526,735
The New York Times Company	14,600	341,640
Newell Rubbermaid, Inc.	13,975	428,613
The ServiceMaster Company	35,100	540,189
Snap-on, Inc.	6,100	332,450
Starwood Hotels & Resorts Worldwide, Inc.	6,900	462,438
Tupperware Brands Corporation	27,300	767,676
Whirlpool Corporation	3,090	327,633
		6,941,632
CONSUMER STAPLES — 8.8%
Altria Group, Inc.	4,840	333,573
ConAgra Foods, Inc.	16,460	404,587
Delta and Pine Land Company	12,450	513,438
Kimberly-Clark Corporation	4,700	334,499
Loews Corporation-Carolina Group	7,060	540,302
Reynolds American, Inc.	6,300	404,838
Sara Lee Corporation	22,210	364,466
SUPERVALU, Inc.	12,000	550,800
UST, Inc.	8,030	455,140
		3,901,643
ENERGY — 9.8%
Chevron Corporation	5,850	455,072
ConocoPhillips	5,480	380,038
Exxon Mobil Corporation	5,770	458,023
General Maritime Corporation	9,650	309,475
Global Santa Fe Corporation	6,400	409,152
Kinder Morgan, Inc.	3,640	387,878
Marathon Oil Corporation	4,350	441,742
Occidental Petroleum Corporation	7,020	355,914
Patterson-UTI Energy, Inc.	12,700	309,753
Sunoco, Inc.	5,200	392,756
Williams Companies, Inc.	15,500	457,250
		4,357,053
FINANCIAL SERVICES — 23.6%
American Financial Realty Trust	35,900	380,540
American Home Mortgage
Investment Corporation	9,300	230,454
Apartment Investment &
Management Company	8,840	488,852
Brandywine Realty Trust	11,600	381,408
CapitalSource, Inc.	200	5,154
Colonial Properties Trust	7,700	381,997
Comerica, Inc.	6,780	419,750
Crescent Real Estate Equities Company	20,650	423,532
First Horizon National Corporation	8,450	331,325
First Industrial Realty Trust, Inc.	10,000	437,900
Friedman, Billings, Ramsey Group, Inc.	28,100	155,955
Health Care Property Investors, Inc.	14,350	507,847
Healthcare Realty Trust, Inc.	11,690	398,161
Highwoods Properties, Inc.	10,300	420,034
Home Properties, Inc.	6,660	370,962
HRPT Properties Trust	33,560	410,774
IndyMac Bancorp, Inc.	15,800	477,792
iStar Financial, Inc.	10,000	479,200
KKR Financial Corporation	17,000	454,070
Lexington Realty Trust	16,900	353,041
Nationwide Health Properties, Inc.	16,350	524,181
New York Community Bancorp, Inc.	21,700	378,882
Novastar Financial, Inc.	8,500	62,560
Realty Income Corporation	16,200	451,980
Redwood Trust, Inc.	7,400	371,554
The Student Loan Corporation	2,145	436,936
Thornburg Mortgage, Inc.	13,940	387,532
Washington Mutual, Inc.	8,200	344,236
		10,466,609
HEALTH CARE — 7.9%
Abbott Laboratories	8,490	480,704
Bristol-Myers Squibb Company	14,050	405,483
Eli Lilly and Company	6,540	386,710
Hillenbrand Industries, Inc.	7,540	461,071
Johnson & Johnson	6,010	385,962
Merck & Company, Inc.	10,140	521,602
Pfizer, Inc.	15,500	410,130
Wyeth	8,290	460,095
		3,511,757
INDUSTRIALS — 8.1%
Deluxe Corporation	17,280	654,048
Emerson Electric Company	8,580	403,174
General Electric Company	10,800	398,088
Hubbel, Inc.-Class B	7,570	391,293
Pitney Bowes, Inc.	8,620	413,760
R. R. Donnelley & Sons Company	11,360	456,672
Textron, Inc.	1,420	144,372
The Timkin Company	10,700	352,886
Waste Management, Inc.	10,000	374,100
		3,588,393
INFORMATION TECHNOLOGY — 6.9%
ADTRAN, Inc.	24,400	620,980
Analog Devices, Inc.	11,200	432,544
Diebold, Inc.	9,150	436,180
Intel Corporation	18,600	399,900
Linear Technology Corporation	10,700	400,394
Maxim Integrated Products, Inc.	10,900	345,748

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS (Continued)

INFORMATION TECHNOLOGY (Continued)
Microchip Technology, Inc.	10,600	$427,604
		3,063,350
MATERIALS — 9.3%
Bemis Company, Inc.	11,800	391,996
Lyondell Chemical Company	15,910	495,119
MeadWestvaco Corporation	12,900	430,344
Olin Corporation	19,950	341,943
Packaging Corporation of America	16,400	406,064
Sonoco Products Company	11,510	490,786
Southern Copper Corporation	8,300	666,490
Temple-Inland, Inc.	8,600	509,464
Worthington Industries, Inc.	17,450	388,263
		4,120,469
TELECOMMUNICATION — 3.1%
AT&T, Inc.	13,200	511,104
Citizens Communications Company	29,100	453,087
Verizon Communications	10,800	412,344
		1,376,535
UTILITIES — 6.4%
Duquesne Light Holdings, Inc.	22,100	440,674
Energy East Corporation	18,800	455,336
Great Plains Energy, Inc.	13,000	424,320
MDU Resources Group, Inc.	14,975	453,742
OGE Energy Corporation	10,400	399,776
Progress Energy, Inc.	8,450	427,147
TECO Energy, Inc.	12,330	221,324
		2,822,319
Total Common Stocks
(Cost $39,161,445)		44,149,760

SHORT-TERM INVESTMENTS — 0.2%

MONEY MARKET
Highmark Diversified Money
Market Fund, Fiduciary Shares	89,858	89,858

Total Short-Term Investments
(Cost $89,858)		89,858

TOTAL INVESTMENTS — 99.7%
(Cost $39,251,303)		44,239,618
OTHER ASSETS, LESS
LIABILITIES — (0.3)%		132,608
NET ASSETS — 100.0%		$44,372,226

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

COMMON STOCKS — 99.7%

BIOTECHNOLOGY — 13.4%
*	Amgen, Inc.	44,890	$2,879,245
*#	Amylin Pharmaceuticals, Inc.	4,915	203,137
*	Biogen Idec, Inc.	9,970	470,684
*#	Celgene Corporation	15,180	928,409
*#	Cephalon, Inc.	2,763	219,962
*	Genentech, Inc.	18,366	1,469,096
*	Genzyme Corporation	10,809	705,936
*	Gilead Sciences, Inc.	18,162	1,484,199
*#	Human Genome Sciences, Inc.	4,498	48,443
*	ImClone Systems, Inc.	2,300	96,347
*#	MedImmune, Inc.	9,986	566,006
*	Millennium Pharmaceuticals, Inc.	12,699	140,705
*	Neurocrine Biosciences, Inc.	267	3,399
*	OSI Pharmaceuticals, Inc.	2,150	74,605
*	Vertex Pharmaceuticals, Inc.	5,100	156,774
			9,446,947
HEALTH CARE EQUIPMENT AND
SUPPLIES — 18.0%
*	Advanced Medical Optics, Inc.	2,300	92,989
#	Alcon, Inc.	3,215	433,800
	Bausch & Lomb, Inc.	2,229	131,132
	Baxter International, Inc.	30,237	1,712,321
	Beckman Coulter, Inc.	6,260	393,191
	Becton Dickinson and Company	12,372	973,553
	Biomet, Inc.	9,553	412,690
*	Boston Scientific Corporation	55,534	857,445
	C. R. Bard, Inc.	4,422	367,601
	Cooper Companies. Inc.	1,700	86,870
*	Cytyc Corporation	4,596	161,917
	Dade Behring Holdings, Inc.	3,500	171,885
	DENTSPLY International, Inc.	5,862	195,849
*	Edwards Lifesciences Corporation	2,318	113,582
	Hillenbrand Industries, Inc.	6,205	379,436
*#	Hologic, Inc.	2,100	120,855
*	Hospira, Inc.	6,450	261,548
*	IDEXX Laboratories, Inc.	1,205	108,655
*#	Intuitive Surgical, Inc.	1,550	200,973
*	Kinetic Concepts, Inc.	2,000	100,000
	Medtronic, Inc.	44,880	2,375,498
*	ResMed, Inc.	3,000	126,780
*	Respironics, Inc.	2,870	116,981
	STERIS Corporation	11,209	286,502
*	St. Jude Medical, Inc.	14,524	621,482
	Stryker Corporation	11,448	743,433
*	Varian Medical Systems, Inc.	5,344	225,570
*	Zimmer Holdings, Inc.	9,792	885,980
			12,658,518
HEALTH CARE PROVIDERS AND SERVICES — 17.6%
	Aetna, Inc.	26,000	1,218,880
*	Apria Healthcare Group, Inc.	8,594	272,774
#	Brookdale Senior Living, Inc.	2,000	90,820
	CIGNA Corporation	5,778	898,999
*	Community Health Systems, Inc.	3,850	141,680
*	Coventry Health Care, Inc.	6,647	384,396
*	DaVita, Inc.	4,324	236,134
*	Express Scripts, Inc. – Class A	4,740	452,907
	Health Management Associates, Inc. – Class A	9,319	99,620
*	Health Net, Inc.	4,840	261,650
*	Henry Schein, Inc.	3,650	190,275
*	Humana, Inc.	6,982	441,542
*#	Laboratory Corporation of America Holdings	5,180	408,909
*	Lincare Holdings, Inc.	3,577	141,077
	Manor Care, Inc.	6,588	427,495
*	Medco Health Solutions, Inc.	12,020	937,800
*	Patterson Companies, Inc.	5,356	193,137
*	Pediatrix Medical Group, Inc.	1,900	108,395
#	Quest Diagnostics, Inc.	6,242	305,171
*#	Tenet Healthcare Corporation	18,950	140,609
*	Triad Hospitals, Inc.	3,620	192,367
	UnitedHealth Group, Inc.	51,899	2,753,761
	Universal Health Services, Inc. – Class B	1,999	121,379
*	WellCare Health Plans, Inc.	1,400	112,826
*	Wellpoint, Inc.	24,220	1,912,653
			12,445,256
LIFE SCIENCES TOOLS & SERVICES — 3.5%
*#	Affymetrix, Inc.	2,367	62,181
	Applera Corporation – Applied Biosystems Group	15,152	473,348
*	Charles River Laboratories International, Inc.	2,657	125,836
*	Covance, Inc.	2,572	155,606
*	Invitrogen Corporation	1,929	126,292
*#	Millipore Corporation	2,200	162,426
	Pharmaceutical Product Development, Inc.	4,136	149,185
*	Techne Corporation	1,465	86,391
*	Thermo Fisher Scientific, Inc.	16,700	869,402
*	Waters Corporation	4,250	252,578
			2,463,245
PHARMACEUTICALS — 47.2%
	Abbott Laboratories	58,525	3,313,685
	Allergan, Inc.	4,593	556,672
*	Barr Pharmaceuticals, Inc.	4,368	211,236
	Bristol-Myers Squibb Company	78,602	2,268,454
	Eli Lilly and Company	37,604	2,223,525
*	Endo Pharmaceuticals Holdings, Inc.	5,450	168,623
*	Forest Laboratories, Inc.	13,033	693,486
	Johnson & Johnson	104,900	6,736,678
*	King Pharmaceuticals, Inc.	10,003	204,561
#	Medicis Pharmaceutical Corporation	2,012	61,165
	Merck & Company, Inc.	86,350	4,441,844
*	MGI Pharma, Inc.	2,800	61,656
	Mylan Laboratories, Inc.	20,741	454,850
*	Par Pharmaceutical Companies, Inc.	1,020	27,469
	Pfizer, Inc.	264,916	7,009,677
	Schering-Plough Corporation	58,042	1,841,673
	Valeant Pharmaceuticals International	3,336	60,115

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS (Continued)

PHARMACEUTICALS (Continued)
* Watson Pharmaceuticals, Inc.	4,059	$110,811
Wyeth	51,203	2,841,766
		33,287,946
Total Common Stocks
(Cost $50,811,798)		70,301,912

SHORT-TERM INVESTMENTS — 5.3%

CERTIFICATE OF DEPOSIT — 0.2%
\ Natexis Banq NY Yankee CD
5.375%, due 05-08-2007	121,336	121,336
		121,336
COMMERCIAL PAPER — 1.8%
\ Autobahn Funding Corp 4(2)144A
5.313%, due 05-23-2007	220,710	219,770
\ Coca-Cola Enterprises
5.351%, due 05-01-2007	169,871	169,845
\ Morgan Stanley Dean Witter
5.363%, due 05-24-2007	412,543	412,543
\ Starbird Funding
5.299%, due 05-11-2007	303,340	301,080
\ WGL Holding, Inc.
5.279%, due 05-07-2007	133,470	133,255
		1,236,493
MASTER NOTE — 1.4%
\ Bank of America Securities
5.373%, due 05-01-2007	339,741	339,741
\ Bear Stearns and Company
5.513%, due 05-02-2007	339,741	339,741
\ JP Morgan Securities
5.393%, due 05-15-2007	339,741	339,741
		1,019,223
REPURCHASE AGREEMENT — 1.8%
\ Bank of America Securities LLC; Triparty
Repurchase Agreement; 5.20%, due 05-01-2007
collateralized by Government Agency Securities,
due 2014 thru 2015	1,259,227	1,259,227

MONEY MARKET — 0.1%
Highmark Diversified Money
Market Fund, Fiduciary Shares	88,579	88,579

Total Short-Term Investments
(Cost $3,724,858)		3,724,858

TOTAL INVESTMENTS — 105.0%
(Cost $54,536,656)		74,026,770
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN — (5.2)%		(3,636,279)
OTHER ASSETS,
LESS OTHER LIABILITIES — 0.2%		146,212
NET ASSETS — 100.0%		$70,536,703

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

COMMON STOCKS — 99.7%

CAPITAL MARKETS — 16.7%
	Ameriprise Financial, Inc.	8,000	$475,760
	Bank of New York Company, Inc.	16,499	667,881
	Bear Stearns Companies, Inc.	2,617	407,467
	The Charles Schwab Corporation	22,358	427,485
*	E*TRADE Financial Corporation	8,940	197,395
	Franklin Resources, Inc.	3,765	494,382
	The Goldman Sachs Group, Inc.	8,279	1,809,872
	Janus Capital Group, Inc.	3,870	96,827
	Legg Mason, Inc.	2,854	283,088
	Lehman Brothers Holdings, Inc.	11,908	896,434
	Mellon Financial Corporation	8,916	382,764
	Merrill Lynch & Company, Inc.	18,554	1,674,127
	Morgan Stanley	21,442	1,801,343
	Northern Trust Corporation	4,099	258,032
	State Street Corporation	7,233	498,137
	T. Rowe Price Group, Inc.	5,602	278,307
			10,649,301
COMMERCIAL BANKS — 17.8%
	BB&T Corporation	11,722	487,870
	Comerica, Inc.	3,361	208,079
	Commerce Bancshares, Inc.	4,015	190,070
	Compass Bancshares, Inc.	2,702	184,222
	Fifth Third Bancorp	10,150	411,988
#	First Horizon National Corporation	2,396	93,947
#	Huntington Bancshares, Inc.	4,457	98,856
	KeyCorp	8,667	309,239
	M&T Bank Corporation	1,628	181,261
#	Marshall & Ilsley Corporation	5,085	244,182
#	National City Corporation	12,850	469,668
	PNC Financial Services Group	7,558	560,084
#	Popular, Inc.	4,916	82,638
	Regions Financial Corporation	16,074	564,037
	SunTrust Banks, Inc.	7,803	658,729
	Synovus Financial Corporation	5,628	177,620
#	TCF Financial Corporation	2,214	59,955
	U.S. Bancorp	39,040	1,341,024
	Wachovia Corporation	42,581	2,364,949
	Wells Fargo & Company	70,276	2,522,206
	Zions Bancorporation	2,238	183,068
			11,393,692
CONSUMER FINANCE — 3.8%
	American Express Company	23,574	1,430,235
	Capital One Financial Corporation	8,958	665,221
	SLM Corporation	5,700	306,831
			2,402,287
DIVERSIFIED FINANCIAL SERVICES — 25.2%
	Bank of America Corporation	100,472	5,114,025
	The CIT Group, Inc.	7,759	462,824
	Citigroup, Inc.	111,415	5,974,072
#	Intercontinental Exchange, Inc.	1,200	152,400
	JPMorgan Chase & Company	77,578	4,041,814
	Moody’s Corporation	5,200	343,824
			16,088,959
INSURANCE — 24.1%
	ACE Limited	10,461	622,011
	AFLAC, Inc.	11,043	566,948
	The Allstate Corporation	13,824	861,512
	Ambac Financial Group, Inc.	2,259	207,376
	American Financial Group, Inc.	5,400	190,458
	American International Group, Inc.	50,924	3,560,097
#	Aon Corporation	5,733	222,154
	W. R. Berkley Corporation	9,900	321,651
	The Chubb Corporation	9,080	488,776
	Cincinnati Financial Corporation	3,158	142,868
	Everest Re Group, Ltd.	1,342	135,059
	Genworth Financial Inc.	9,700	353,953
	The Hartford Financial Services Group, Inc.	9,065	917,378
	Lincoln National Corporation	6,225	442,909
	Loews Corporation	14,524	687,276
	Marsh & McLennan Companies	11,826	375,594
#	MBIA, Inc.	2,769	192,612
	MetLife, Inc.	10,090	662,913
	Ohio Casualty Corporation	6,000	189,840
	Old Republic International Corporation	4,197	89,270
	Principal Financial Group, Inc.	9,015	572,362
	The Progressive Corporation	15,076	347,803
#	Prudential Financial, Inc.	12,656	1,202,320
#	SAFECO Corporation	5,187	346,180
	Torchmark Corporation	1,967	134,346
	The Travelers Companies, Inc.	14,955	809,066
#	Unum Group	15,238	379,121
	Willis Group Holdings Limited	2,300	94,346
#	XL Capital Ltd. Class A	3,832	298,819
			15,415,018
REAL ESTATE INVESTMENTS TRUSTS (REITS) — 5.8%
	Archstone Communities Trust	4,655	242,572
	Avalonbay Communities, Inc.	1,640	200,506
	Boston Properties, Inc.	2,450	288,022
#	Developers Diversified Realty Corporation	2,200	143,220
	Duke Realty Corporation	2,692	116,052
	Equity Residential	6,242	289,816
	Health Care Property Investors, Inc.	4,200	148,638
#	Host Hotels & Resorts, Inc.	11,100	284,604
	iStar Financial, Inc.	2,550	122,196
	Kimco Realty Corporation	4,600	221,122
	Plum Creek Timber Company, Inc.	3,636	144,349
	Potlatch Corporation	4,300	186,577
	Public Storage, Inc.	2,700	251,964
	Simon Property Group, Inc.	4,834	557,264
#	SL Green Realty Corporation	1,200	169,080
#	Vornado Realty Trust	3,090	366,567
			3,732,549

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS (Continued)

THRIFTS AND MORTGAGE FINANCE — 6.3%
Countrywide Financial Corporation	12,836	$475,959
Fannie Mae	21,414	1,261,713
Freddie Mac	15,236	986,988
# MGIC Investment Corporation	1,682	103,628
# New York Community Bancorp, Inc.	5,220	91,141
Radian Group, Inc.	1,558	90,535
Sovereign Bancorp, Inc.	6,773	164,381
Washington Mutual, Inc.	19,496	818,442
		3,992,787
Total Common Stocks
(Cost $44,981,162)		63,674,593

SHORT-TERM INVESTMENTS — 7.1%

CERTIFICATE OF DEPOSIT — 0.2%
\ Natexis Banq NY Yankee CD
5.375%, due 05-08-2007	148,483	148,483
		148,483
COMMERCIAL PAPER — 2.4%
\ Autobahn Funding Corp 4(2)144A
5.313%, due 05-23-2007	270,090	268,939
\ Coca-Cola Enterprises
5.351%, due 05-01-2007	207,876	207,845
\ Morgan Stanley Dean Witter
5.363%, due 05-24-2007	504,841	504,841
\ Starbird Funding
5.299%, due 05-11-2007	371,207	368,441
\ WGL Holding, Inc.
5.279%, due 05-07-2007	163,331	163,068
		1,513,134
MASTER NOTE — 2.0%
\ Bank of America Securities
5.373%, due 05-01-2007	415,751	415,751
\ Bear Stearns and Company
5.513%, due 05-02-2007	415,751	415,751
\ JP Morgan Securities
5.393%, due 05-15-2007	415,751	415,751
		1,247,253

REPURCHASE AGREEMENT — 2.4%
\ Bank of America Securities LLC; Triparty
Repurchase Agreement; 5.20%, due 05-01-2007
collateralized by Government Agency Securities,
due 2014 thru 2015	1,540,952	1,540,952

MONEY MARKET — 0.1%
Highmark Diversified Money
Market Fund, Fiduciary Shares	95,412	95,412

Total Short-Term Investments
(Cost $4,545,234)		4,545,234

TOTAL INVESTMENTS — 106.8%
(Cost $49,526,396)		68,219,827
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN — (7.0)%		(4,449,822)
OTHER ASSETS,
LESS OTHER LIABILITIES — 0.2%		82,950
NET ASSETS — 100.0%		$63,852,955

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number	Market
of Shares	Value

UNDERLYING FUNDS — 100.2%
Dow Jones U.S. Financial 100
Plus Fund – Class F	1,477,189	$21,360,150
Dow Jones U.S. Health Care 100
Plus Fund – Class F *	1,691,561	22,836,077
NYSE Arca Tech 100 Index
Fund – Class F *	836,437	22,592,164

Total Common Stocks
(Cost $52,115,518)		66,788,391

TOTAL INVESTMENTS — 100.2%
(Cost $52,115,518)		66,788,391
LIABILITIES,
LESS OTHER ASSETS — (0.2)%		(107,749)
NET ASSETS — 100.0%		$66,680,642

*	Non-income producing

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

COMMON STOCKS — 96.6%

AUTOS & TRANSPORTATION — 3.9%
#	C. H. Robinson Worldwide, Inc.	83,470	$4,462,306
#	Expeditors International of Washington, Inc.	101,935	4,260,883
			8,723,189
CONSUMER DISCRETIONARY — 24.0%
*	Bed Bath & Beyond, Inc.	87,935	3,582,472
#	CDW Corporation	56,440	4,064,244
*	Coach, Inc.	116,915	5,708,959
	The Corporate Executive Board Company	21,745	1,383,852
*#	Dick’s Sporting Goods, Inc.	94,965	5,326,587
*	Electronic Arts, Inc.	69,155	3,486,104
#	Fastenal Company	126,780	5,213,194
*	LKQ Corporation	97,665	2,205,276
	Manpower, Inc.	42,910	3,443,528
*#	O’Reilly Automotive, Inc.	177,850	6,331,460
*#	Panera Bread Company	79,460	4,425,127
#	PETsMART, Inc.	140,870	4,675,475
*#	Tractor Supply Company	64,725	3,348,872
			53,195,150
CONSUMER STAPLES — 1.0%
#	Whole Foods Market, Inc.	46,025	2,153,510

FINANCIAL SERVICES — 17.4%
*#	Affiliated Managers Group, Inc.	35,740	4,204,096
*#	Alliance Data Systems Corporation	75,950	4,834,977
#	Brown & Brown	99,290	2,556,718
	The Chicago Mercantile Exchange	6,508	3,363,009
#	Commerce Bancorp, Inc.	110,115	3,682,246
	East West Bancorp, Inc.	53,905	2,148,653
	FactSet Research Systems, Inc.	82,080	5,048,741
*	Fiserv, Inc.	104,005	5,529,946
	Global Payments, Inc.	92,240	3,503,275
	Nuveen Investments	71,195	3,794,694
			38,666,355
HEALTH CARE — 21.5%
*	C. R. Bard, Inc.	39,535	3,286,545
*#	Cerner Corporation	75,400	4,014,296
*	Covance, Inc.	76,340	4,618,570
*	Coventry Health Care, Inc.	52,140	3,015,256
	DENTSPLY International, Inc.	97,605	3,260,983
*#	Healthways, Inc.	69,410	2,944,372
*	IDEXX Laboratories, Inc.	52,270	4,713,186
*#	Kyphon, Inc.	57,220	2,667,024
*#	ResMed, Inc.	88,520	3,740,855
*#	Stericycle, Inc.	69,995	6,099,364
#	Stryker Corporation	79,010	5,130,909
*	Varian Medical Systems, Inc.	97,705	4,124,128
			47,615,488
OTHER ENERGY — 6.5%
	Apache Corporation	31,940	2,315,650
	BJ Services Company	73,490	2,106,224
#	Smith International, Inc.	92,305	4,840,474
	XTO Energy, Inc.	96,531	5,238,737
			14,501,085
PRODUCER DURABLES — 6.8%
	Donaldson Company, Inc.	79,460	2,854,203
	IDEX Corporation	51,330	2,693,285
	Joy Global, Inc.	94,700	4,794,661
	Roper Industries, Inc.	85,220	4,777,433
			15,119,582
TECHNOLOGY — 15.5%
*	Adobe Systems, Inc.	113,450	4,714,982
*	Amdocs Limited	141,320	5,193,510
	Amphenol Corporation	120,150	4,218,467
*	Citrix Systems, Inc.	138,540	4,516,404
*	Cognizant Technology Solutions Corporation	48,450	4,331,430
*	Digital River, Inc.	38,680	2,263,940
*	Intuit, Inc.	136,180	3,874,321
	L-3 Communications Holdings, Inc.	58,225	5,236,174
			34,349,228
Total Common Stocks
(Cost $156,393,359)			214,323,587

SHORT-TERM INVESTMENTS — 37.6%

CERTIFICATE OF DEPOSIT — 1.2%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007	2,590,584	2,590,584
			2,590,584
COMMERCIAL PAPER — 11.9%
\	Autobahn Funding Corp 4(2)144A
	5.313%, due 05-23-2007	4,712,273	4,692,192
\	Coca-Cola Enterprises
	5.351%, due 05-01-2007	3,626,818	3,626,279
\	Morgan Stanley Dean Witter
	5.363%, due 05-24-2007	8,807,986	8,807,986
\	Starbird Funding
	5.299%, due 05-11-2007	6,476,460	6,428,200
\	WGL Holding, Inc.
	5.279%, due 05-07-2007	2,849,643	2,845,054
			26,399,711
MASTER NOTE — 9.8%
\	Bank of America Securities
	5.373%, due 05-01-2007	7,253,636	7,253,636
\	Bear Stearns and Company
	5.513%, due 05-02-2007	7,253,636	7,253,636
\	JP Morgan Securities
	5.393%, due 05-15-2007	7,253,636	7,253,636
			21,760,908

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Number
of Shares	Market
or Par Value	Value

SHORT-TERM INVESTMENTS (Continued)

REPURCHASE AGREEMENT — 12.1%
\ Bank of America Securities LLC; Triparty
Repurchase Agreement; 5.20%, due 05-01-2007
collateralized by Government Agency Securities,
due 2014 thru 2015	26,885,062	$26,885,062

MONEY MARKET — 2.6%
Highmark Diversified Money
Market Fund, Fiduciary Shares	5,776,378	5,776,378

Total Short-Term Investments
(Cost $83,412,643)		83,412,643

TOTAL INVESTMENTS — 134.2%
(Cost $239,806,002)		297,736,230
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN — (35.0)%		(77,636,265)
OTHER ASSETS,
LESS OTHER LIABILITIES — 0.8%		1,848,932
NET ASSETS — 100.0%		$221,948,897

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES — 95.5%

ARKANSAS — 0.3%
Hot Springs, Arkansas, New Public Housing Authority, 5.125%, due 06-01-2007(10)	$540,000	$540,599

GEORGIA — 0.4%
Atlanta, Georgia, New Public Housing Authority, 5.00%, due 05-01-2007(10)	325,000	325,000

Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012(10)	250,000	264,810

GUAM — 3.8%
Guam Power Authority Revenue Bonds, 1999 Series A,
5.125%, due 10-01-2029(7)	5,815,000	6,042,483
5.25%, due 10-01-2009(1)	250,000	258,677

ILLINOIS — 1.0%
Peoria, Illinois, New Public Housing Authority,
5.00%, due 06-01-2012(10)	300,000	318,324
4.875%, due 10-01-2008(10)	1,380,000	1,403,377

MASSACHUSETTS — 0.7%
Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
1979 Series A, (Escrowed to Maturity), 7.00%, due 04-01-2021(6)	910,000	1,169,850

NEVADA — 0.2%
Las Vegas, Nevada, New Public Housing Authority, 5.00%, due 01-01-2012(10)	255,000	269,397

NEW JERSEY — 0.2%
Newark, New Jersey, New Public Housing Authority, 5.25%, due 04-01-2009(10)	285,000	293,388

NEW YORK — 0.3%
New York, New York, New Public Housing Authority, 5.00%, due 01-01-2012(10)	200,000	211,292

Poughkeepsie, New York, New Public Housing Authority, 5.25%, due 04-01-2010(10)	225,000	234,913

NORTH CAROLINA — 0.4%
Durham, North Carolina, New Public Housing Authority,
5.125%, due 12-01-2013(10)	210,000	224,929
5.00%, due 02-01-2012(10)	400,000	422,952

OHIO — 0.6%
Youngstown, Ohio, New Public Housing Authority,
5.00%, due 05-01-2012(10)	300,000	318,057
5.00%, due 05-01-2011(10)	515,000	540,431
4.875%, due 05-01-2010(10)	200,000	206,948

PENNSYLVANIA — 0.3%
Allentown, Pennsylvania, New Public Housing Authority, 4.875%, due 05-01-2011(10)	270,000	282,088

Clinton County, Pennsylvania, New Public Housing Authority, 5.25%, due 11-01-2007(10)	200,000	201,592

PUERTO RICO — 8.8%
Puerto Rico Public Buildings Authority Revenue Refunding, Government Facilities, Series H, 5.50%, due 07-01-2017(1)	1,250,000	1,424,275

Puerto Rico Public Buildings Authority Revenue Refunding, Series L, 5.50%, due 07-01-2021(8)	500,000	579,285

^ Commonwealth of Puerto Rico, Electric & Power Authority, Series UU, 5.000%, due 07-01-2020(4)	1,000,000	1,083,640

Commonwealth of Puerto Rico General Obligation Unlimited, Series A, 5.50%, due 07-01-2020(7)	1,020,000	1,176,448
5.50%, due 07-01-2017 (8)	1,130,000	1,281,431

Commonwealth of Puerto Rico, Highway & Transportation, Series E 5.50%, due 07-01-2023(4)	1,120,000	1,306,794

Commonwealth of Puerto Rico, Highway & Transportation, Grant Antic Revenue, 5.00%, due 09-15-2020(7)	780,000	829,280

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

PUERTO RICO (Continued)
Commonwealth of Puerto Rico, Municipal Finance Agency, Series A, 5.00%, due 08-01-2030(4)	$880,000	$935,510

Commonwealth of Puerto Rico, Municipal Finance Agency, Series C, 5.25%, due 08-01-2023(2)	1,000,000	1,137,910

Commonwealth of Puerto Rico Public Improvement Revenue Refunding, Unrefunded Balance
5.125%, due 07-01-2030(4)	1,215,000	1,269,699
5.25%, due 07-01-2027(4)	755,000	793,165

Commonwealth of Puerto Rico Public Improvement Revenue Refunding
5.125%, prerefunded 07-01-2011 at 100(4)	1,285,000	1,358,001
5.25%, prerefunded 07-01-2011 at 100(4)	1,205,000	1,279,228

SOUTH CAROLINA — 0.1%
Marion, South Carolina, New Public Housing Authority, 4.875%, due 09-01-2010(10)	200,000	207,666

TENNESSEE — 0.1%
Nashville, Tennessee, New Public Housing Authority, 5.00%, due 08-01-2010(10)	190,000	197,830

TEXAS — 0.2%
Waco, Texas, New Public Housing Authority, 4.875%, due 12-01-2009(10)	340,000	350,234

VIRGIN ISLANDS — 4.0%
Virgin Islands, Public Finance Authority Gross Tax Receipts Revenue
5.00%, due 12-01-2027(11)	2,000,000	2,140,920
5.00%, due 10-01-2021(11)	2,000,000	2,160,380

Virgin Islands Water and Power Authority Revenue Bonds, Water System Revenue Refunding, 5.25%, due 07-01-2012(7)	255,000	265,968

Virgin Islands Water and Power Authority Revenue Bonds, Electric System Revenue,
5.00%, due 07-01-2010(1)	470,000	488,476
5.00%, due 07-01-2009(1)	1,500,000	1,541,010

WISCONSIN — 74.1%
Appleton, Wisconsin, Redevelopment Authority Fox Cities Performing Arts Project,
4.85%, due 09-01-2019 (LOC: Associated Bank, N.A.)	435,000	446,923
4.75%, due 09-01-2017 (LOC: Associated Bank, N.A.)	360,000	370,325

Ashland, Wisconsin, Housing Authority Student Housing Revenue, Northland College Project, 5.10%, due 04-01-2018	500,000	506,155

Ashwaubenon, Wisconsin, Community Development Authority Lease Revenue, Arena Project, Series A,
5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,427,814
5.70%, prerefunded 06-01-2009 at 100	410,000	426,490
5.20%, prerefunded 06-01-2009 at 100	200,000	206,062

Ashwaubenon, Wisconsin, Community Development Authority Revenue Refunding, Arena Project,
5.00%, due 06-01-2023	925,000	965,802
5.20%, due 06-01-2022	500,000	529,665
5.05%, due 06-01-2019	1,030,000	1,084,054
4.70%, due 06-01-2015	500,000	517,085

Village of Blue Mounds, Wisconsin (Dane County), Community Development Lease Revenue, 4.75%, due 04-01-2023	250,000	257,685

Burlington, Wisconsin Racine and Walworth Counties, Community Development Lease Revenue Refunding, Series 2005,
4.10%, due 04-01-2017	750,000	745,747
4.00%, due 04-01-2016	200,000	197,926

Butler, Wisconsin Community Development Authority Lease Revenue Refunding, 4.125%, due 09-01-2019	275,000	277,428

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue, 5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,497,846

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue, dated 08-01-1999
5.125%, due 06-01-2019	1,595,000	1,640,330
4.70%, due 06-01-2009	150,000	152,428

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue, unrefunded balance, 5.00%, due 06-01-2014	$170,000	$174,341

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue, dated 12-01-2002, 4.00%, due 06-01-2012	100,000	100,867

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue, dated 11-01-2003
3.65%, due 06-01-2013	200,000	197,526
3.30%, due 06-01-2011	175,000	170,203
3.00%, due 06-01-2010	125,000	120,829

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding, Series 2005
3.25%, due 06-01-2011	250,000	242,157
3.00%, due 06-01-2010	250,000	240,822

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding, Series 2006 4.25%, due 06-01-2017	500,000	508,660

Eau Claire, Wisconsin, Housing Authority Housing Revenue Refunding,
London Hill Townhouses Project, Series A, 6.25%, due 05-01-2015	560,000	561,523

Fontana-on-Geneva Lake, Wisconsin (Walworth County) Redevelopment Lease Revenue Series 2005,
4.375%, due 06-01-2022	500,000	498,615
4.20%, due 06-01-2018	100,000	99,036

Glendale, Wisconsin, Community Development Authority Lease Revenue, Tax Increment District No. 7, Series A,
5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,345,871

Glendale, Wisconsin, Community Development Authority Lease Revenue, Tax Increment District No. 7,
4.875%, due 09-01-2019	1,000,000	1,030,390
4.75%, due 09-01-2017	1,250,000	1,283,350

Glendale, Wisconsin, Community Development Authority Lease Revenue Refunding, Tax Increment District No. 7,
4.50%, due 09-01-2018	2,000,000	2,036,880
4.35%, due 09-01-2016	1,000,000	1,007,520

Glendale, Wisconsin Community Development Authority Lease Revenue, Series 2004A,
(Bayshore Public Parking Facility), 5.00%, due 10-01-2024	1,500,000	1,584,495

Glendale, Wisconsin Community Development Authority Lease Revenue, Series 2005A,
(Bayshore Public Parking Facility), 4.75%, due 10-01-2027	1,000,000	1,025,050

Grant County, Wisconsin, Housing Authority Revenue Refunding, Orchard Manor Project,
5.35%, due 07-01-2026	1,000,000	1,010,010
5.25%, due 07-01-2018	500,000	504,165

Green Bay/Brown County Professional Football Stadium District Sales Tax Revenue, Lambeau Field Renovation Project,
5.00%, due 02-01-2019(1)	2,500,000	2,590,400
++ 4.90%, due 02-01-2016(1)	1,000,000	1,036,590
4.85%, due 02-01-2015(1)	1,020,000	1,057,352

Green Bay, Wisconsin, Housing Authority Housing Revenue Student Housing,
University Village Housing, Series A 5.125%, due 04-01-2021	75,000	76,580

Green Bay, Wisconsin, Redevelopment Authority Lease Revenue, Convention Center Project, Series A, 5.10%, due 06-01-2029	1,500,000	1,542,495

Green Bay, Wisconsin Redevelopment Authority Lease Revenue Refunding, Series 2006 (Convention Center Project),
4.30%, due 06-01-2029	1,000,000	998,550
4.20%, due 06-01-2025	1,000,000	991,210

Green Bay, Wisconsin, Redevelopment Authority Revenue, Bellin Memorial Hospital Project, Series A, 5.50%, due 02-15-2021	400,000	416,664

Jackson, Wisconsin, Community Development Authority Revenue Refunding,
5.10%, due 12-01-2017	725,000	737,919
4.90%, due 12-01-2013	100,000	101,592
4.35%, due 12-01-2008	100,000	100,027

Johnson Creek, Wisconsin, Community Development Authority, Lease Revenue Bond,
Tax Incremental District # 2, 4.85%, due 12-01-2022	200,000	208,566

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Kenosha, Wisconsin, Housing Authority Multifamily Housing, Revenue GNMA Collateralized,
Villa Ciera Project, Series A, 6.00%, due 11-20-2041(4)	$1,000,000	$1,031,320

Little Chute, Wisconsin, Community Development Authority Lease Revenue Refunding Bonds, Series 2004,
4.35%, due 03-01-2018	200,000	204,016
4.25%, due 03-01-2017	200,000	203,312

Madison, Wisconsin, Community Development Authority Revenue Quarters, 2nd Mortgage,
5.875%, (variable after 07-01-2011) due 07-01-2016(5)	185,000	185,204

Madison, Wisconsin, Community Development Authority Revenue,
Meriter Retirement Services, Inc. Project, 6.125%, due 12-01-2019	1,500,000	1,501,665

Madison, Wisconsin, Community Development Authority Revenue, Fluno Center Project,
5.00%, due 11-01-2020 (LOC: Northern Trust Company)	3,050,000	3,101,454

Mayville, Wisconsin Community Development Lease Revenue Refunding, Series 2005,
4.15%, due 04-01-2017	175,000	175,308
3.90%, due 04-01-2015	200,000	198,650
3.80%, due 04-01-2014	300,000	297,114
3.65%, due 04-01-2013	175,000	172,888

Medford, Wisconsin, Community Development Lease Revenue Refunding, Series 2004A,
4.60%, due 12-01-2021	245,000	248,898
4.55%, due 12-01-2020	230,000	233,399
4.50%, due 12-01-2019	220,000	223,131

Middleton, Wisconsin, Community Development Authority Lease Revenue, Series A,
4.55%, due 10-01-2018	500,000	512,755
4.35%, due 10-01-2017	1,630,000	1,659,845
2.90%, due 10-01-2007	100,000	99,451

Milton, Wisconsin, Community Development Authority, (Rock County), Lease Revenue,
4.60%, due 04-01-2026	360,000	369,252
4.50%, due 04-01-2021	125,000	127,573

Milwaukee, Wisconsin, Redevelopment Authority Development Revenue Refunding, 2430 West Wisconsin Avenue Project,
3.60%, due 03-01-2014(4)	310,000	306,106
3.50%, due 03-01-2013(4)	645,000	634,944
3.40%, due 03-01-2012(4)	480,000	469,315
3.25%, due 03-01-2011(4)	500,000	485,335
3.00%, due 03-01-2010(4)	230,000	223,903

Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding Marquette University Project,
4.35%, due 11-01-2018(8)	500,000	509,295
4.25%, due 11-01-2017(8)	1,000,000	1,016,660
4.15%, due 11-01-2016(8)	1,275,000	1,291,256

Milwaukee, Wisconsin Redevelopment Authority Lease Revenue Series 2005A, (Milwaukee Public Schools- Congress, Graig and Fratney),
4.60%, due 08-01-2022	500,000	513,785
4.50%, due 08-01-2020	500,000	508,410

Milwaukee, Wisconsin, Redevelopment Authority Revenue Bonds, Milwaukee Public Schools-Neighborhood Schools Initiative,
4.125%, due 08-01-2018(1)	2,010,000	2,026,985
4.10%, due 08-01-2017(1)	1,000,000	1,010,390
4.00%, due 08-01-2016(1)	1,000,000	1,006,000
3.80%, due 08-01-2014(1)	1,000,000	999,330
3.65%, due 08-01-2013(1)	2,000,000	1,986,680
3.25%, due 08-01-2011(1)	500,000	486,655

Milwaukee, Wisconsin, Redevelopment Authority Milwaukee School of Engineering Project, Series B,
3.50%, due 07-01-2009 (LOC: Marshall & Ilsley)	250,000	249,065

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding Schlitz Park Project, Series A, 5.50%, due 01-01-2017	$2,470,000	$2,479,534

Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding Schlitz Park Project, Series B, 5.60%, due 01-01-2015	1,845,000	1,853,247

Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
4.95%, due 08-01-2020	1,250,000	1,298,825
4.85%, due 08-01-2017	500,000	517,990
4.80%, due 08-01-2016	500,000	516,625
4.70%, due 08-01-2015	500,000	514,495

Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding YMCA of
Metropolitan Milwaukee Inc. Project, 5.10%, due 12-01-2023 (LOC: Marshall & Ilsley)	1,000,000	1,005,760

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of Greater Milwaukee Project, Series A,
5.30%, due 06-01-2029 (LOC: Marshall & Ilsley)	1,800,000	1,863,882
5.25%, due 06-01-2019 (LOC: Marshall & Ilsley)	430,000	443,008

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of Greater Milwaukee Project, Series B,
5.20%, due 06-01-2029 (LOC: St. Francis Bank, FSB)	355,000	367,627
5.15%, due 06-01-2019 (LOC: St. Francis Bank, FSB)	200,000	206,516

Muskego Wisconsin Community Development Authority Community Development Lease Revenue, Series 2003,
4.00%, due 06-01-2018	75,000	73,615
3.90%, due 06-01-2017	110,000	107,573
3.80%, due 06-01-2016	100,000	96,177

Neenah, Wisconsin Community Development Authority Lease Revenue, Series 2004A,
4.70%, due 12-01-2028	1,250,000	1,277,950
5.125%, due 12-01-2023	1,000,000	1,064,140
4.30%, due 12-01-2020	1,000,000	1,016,800

New Berlin Wisconsin Housing Authority Revenue Capital Appreciation, Apple Glen Project, Series A,
Zero %, due 05-01-2010	70,000	62,355
Zero %, due 11-01-2009	65,000	59,116
Zero %, due 05-01-2009	70,000	64,887
Zero %, due 11-01-2007	65,000	63,801
Zero %, due 05-01-2007	70,000	70,000

North Fond du Lac, Wisconsin Redevelopment Lease Revenue Refunding, Series 2005, 4.35%, due 12-01-2017	325,000	324,171

Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
5.625%, due 07-20-2029(5)	2,205,000	2,207,712
5.50%, due 07-20-2019(5)	1,000,000	1,001,170

Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014(5)	60,000	41,235
Zero %, due 07-20-2013(5)	125,000	88,629
Zero %, due 01-20-2013(5)	125,000	91,120
Zero %, due 01-20-2012(5)	65,000	49,712
Zero %, due 07-20-2011(5)	125,000	97,433
Zero %, due 01-20-2011(5)	125,000	100,831
Zero %, due 07-20-2007(5)	50,000	49,072

Onalaska, Wisconsin, Community Development Authority Lease Revenue,
4.15%, due 10-01-2016	200,000	202,240
4.00%, due 10-01-2015	100,000	100,503
3.90%, due 10-01-2014	100,000	100,448
3.65%, due 10-01-2012	100,000	99,222

Oostburg, Wisconsin Community Development Authority Lease Revenue,
4.40%, due 05-01-2022	110,000	110,865
4.35%, due 05-01-2021	105,000	105,716

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Oshkosh, Wisconsin Housing Authority Revenue, GNMA Collateralized, VNA Assisted Living Inc. Project,
5.75%, due 09-20-2038(4)	$1,260,000	$1,265,078
5.45%, due 09-20-2017(4)	125,000	125,625

Schofield, Wisconsin Community Development Authority, Redevelopment Lease Revenue Refunding Bond, Series 2004
4.60%, due 10-01-2017	100,000	103,238
4.50%, due 10-01-2015	100,000	103,251

Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding,
GNMA Collateralized, Lake Shore Apartments Project, Series A, 5.10%, due 11-20-2026 (4)	1,000,000	1,005,130

Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding, 4.70%, due 09-01-2012	400,000	400,784

Southeast Wisconsin Professional Baseball Park District League Capital Appreciation Certificate of Participation,
Zero %, due 12-15-2017(7)	1,000,000	647,910
Zero %, due 12-15-2015(7)	970,000	689,544

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding, Series A,
5.50%, due 12-15-2026(7)	2,510,000	2,893,578
5.50%, due 12-15-2018(7)	250,000	285,310

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series 2001A,
5.10%, due 12-15-2029(7)	270,000	286,133

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding, Junior Lien, Series B
5.50%, due 12-15-2009(7)	615,000	642,343

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series A,
5.20%, due 10-01-2021	1,000,000	1,020,270

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series 2006A,
4.50%, due 10-01-2021	500,000	506,880
4.35%, due 10-01-2018	1,100,000	1,110,978

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series B-ACA-CBI,
5.15%, due 10-01-2020	500,000	510,140
5.00%, due 10-01-2017	1,000,000	1,018,230

Sun Prairie, Wisconsin Community Development Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021	150,000	153,102
4.40%, due 08-01-2020	150,000	152,532

Sun Prairie, Wisconsin Community Development Lease Revenue, Series 2005, (Tax Incremental District No. 8),
4.35%, due 08-01-2022	975,000	988,445
4.30%, due 08-01-2021	975,000	987,110

Verona, Wisconsin (Dane County), Community Development Authority Community Development Lease Revenue,
4.25%, due 12-01-2021	50,000	49,891
4.20%, due 12-01-2020	50,000	50,027
4.00%, due 12-01-2018	50,000	49,451
3.90%, due 12-01-2017	100,000	98,463
3.80%, due 12-01-2016	100,000	96,931

Verona, Wisconsin, Community Development Authority, Community Development Lease Revenue, 2004 Series,
4.85%, due 02-01-2022	200,000	208,150
4.80%, due 02-01-2020	100,000	103,546

Verona, Wisconsin, Community Development Authority, Community Development Lease Revenue, Series A,
5.50%, due 06-01-2017	445,000	445,494

Walworth County, Wisconsin Housing Authority Housing Revenue, Kiwanis Heritage Senior Apartments Project,
5.70%, due 03-01-2039(3)	460,000	461,536

Waterford, Wisconsin Community Development Lease Revenue Refunding, Series 2005, 4.65%, due 10-01-2020	750,000	764,573

Watertown, Wisconsin Community Development Authority Redevelopment Lease Revenue, Series A, 5.00%, due 05-01-2018	750,000	769,163

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Watertown, Wisconsin Community Development Authority Revenue Bonds, Series 2006A, 4.70%, due 10-01-2025	$600,000	$635,298

Waukesha, Wisconsin Housing Authority Revenue Refunding, Oak Hills Terrace Project, Series A, 4.50%, due 12-01-2027	725,000	735,056

Waukesha, Wisconsin Redevelopment Authority Development Revenue, Avalon Square, Inc. Project, 5.00%, due 06-20-2021(4)	1,000,000	1,052,180

Waupaca, Wisconsin, Community Development Authority, Community Lease Revenue Bond, Series A,
4.60%, due 04-01-2017	300,000	309,486
4.50%, due 04-01-2016	100,000	102,747

Waupaca, Wisconsin, Community Development Authority, Lease Revenue, Series 2003A,
4.50%, due 04-01-2017	200,000	203,944
4.40%, due 04-01-2016	200,000	202,696
4.20%, due 04-01-2014	100,000	100,726

Wauwatosa, Wisconsin Housing Capital Appreciation Revenue Refunding, Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010	100,000	87,374
Zero %, due 05-01-2010	105,000	93,532
Zero %, due 11-01-2009	100,000	90,948
Zero %, due 05-01-2009	105,000	97,330
Zero %, due 11-01-2008	100,000	94,516
Zero %, due 05-01-2008	105,000	101,132

Wauwatosa, Wisconsin Redevelopment Authority Lease Revenue, 5.65%, due 12-01-2015(7)	750,000	758,430

West Bend, Wisconsin Redevelopment Authority Lease Revenue,
4.65%, due 10-01-2028	250,000	254,345
4.60%, due 10-01-2025	150,000	153,462
4.55%, due 10-01-2024	250,000	255,073
4.50%, due 10-01-2023	250,000	253,843

Weston, Wisconsin Community Development Authority Lease Revenue,
4.45%, due 10-01-2019	500,000	508,070
4.35%, due 10-01-2018	500,000	506,405

Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
4.70%, due 10-01-2021	1,230,000	1,267,195
4.40%, due 10-01-2018	500,000	507,915
4.25%, due 10-01-2017	200,000	203,316
4.10%, due 10-01-2016	500,000	504,155

Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
4.75%, due 10-01-2023	140,000	144,136
4.75%, due 10-01-2022	130,000	134,091

Winnebago County, Wisconsin Housing Authority 1st Mortgage Revenue Refunding, Section 8 Assisted Housing Project,
5.625%, due 05-01-2010(6)	135,000	135,420
5.625%, due 05-01-2009(6)	125,000	125,430
5.625%, due 05-01-2008(6)	120,000	120,413
5.625%, due 05-01-2007(6)	115,000	115,000

Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
7.125%, due 03-01-2022	380,000	382,580
6.875%, due 03-01-2012	115,000	115,757

Winneconne. Wisconsin Community Development Authority (Winnebago County) Lease Revenue Bond,
4.20%, due 04/01/2024	150,000	146,268
4.40%, due 04/01/2022	335,000	337,214

Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue, Zero %, due 12-15-2026(7)	2,500,000	1,040,275

Wisconsin Center District Junior Dedicated Tax Revenue Refunding, 5.25%, due 12-15-2023(4)	1,085,000	1,229,207

Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue, 5.00%, due 09-01-2024	110,000	112,838

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES (Continued)

WISCONSIN (Continued)
Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,Series 2006 5.00%, due 03-01-2022	$1,500,000	$1,576,365

Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,Series 2005, 4.60%, due 03-01-2025	1,200,000	1,202,280

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2005E,
4.90%, due 11-01-2035(9)	1,650,000	1,675,080
4.70%, due 11-01-2025(9)	275,000	280,137

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2006B
4.40%, due 05-01-2037	500,000	493,190
4.30%, due 05-01-2027	1,000,000	989,410

Wisconsin Housing Finance Authority Revenue,
6.10%, prerefunded 12-01-2017 at 100	1,230,000	1,360,392
6.10%, prerefunded 12-01-2017 at 100	1,145,000	1,273,916

Wrightstown, Wisconsin Community Development Authority Revenue,
6.00%, prerefunded 06-01-2008 at 100	300,000	307,182

Total Long-Term Tax-Exempt Securities (Cost $153,412,762)		157,618,219

SHORT-TERM TAX-EXEMPT SECURITIES — 4.2%

DEMAND NOTES — 2.3%
Green Bay/Brown Cty, Wisconsin Professional Football Stadium
District Wisconsin Sales Tax Revenue, (Lambeau Field Renovation Project) Series B,
3.83%, weekly reset, due 02-01-2031(1)	110,000	110,000
3.83%, weekly reset, due 02-01-2030(1)	110,000	110,000

Madison, Wisconsin Community Development Authority Monticello Apartments,
3.95%, weekly reset, due 04-01-2023 (LOC: Marshall & Ilsley)	185,000	185,000

Milwaukee, Wisconsin Redevelopment Authority Library Hill Project
3.90%, weekly reset, due 08-01-2023 (LOC: U.S. Bank, N.A.)	75,000	75,000

Milwaukee, Wisconsin Redevelopment Authority United Community Center Project
3.95%, weekly reset, due 10-01-2022 (LOC: U.S. Bank, N.A.)	200,000	200,000

Milwaukee, Wisconsin Redevelopment Authority University of Wisconsin, Kenilworth Project
3.9%, weekly reset, due 09-01-204 (LOC: Depfa Bank, PLC)	370,000	370,000

Milwaukee, Wisconsin Redevelopment Authority University of Wisconsin, Riverwest Student Housing
3.90%, weekly reset, due 10-01-2036 (LOC: Marshall & Ilsley)	2,325,000	2,325,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series A
3.90%, weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	145,000	145,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series B
3.90%, weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	160,000	160,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Pres House Project
3.90%, weekly reset, due 08-01-2046 (LOC: Associated Bank of Fond du Lac)	110,000	110,000

Total Demand Notes		3,790,000

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Principal	Market
Description	Amount	Value

SHORT-TERM TAX-EXEMPT SECURITIES (Continued)

MONEY MARKET — 1.9%
AIM Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class	$3,048,768	$3,048,768

Total Short-Term Tax-Exempt Securities (Cost $6,838,776)		6,838,768

TOTAL INVESTMENTS — 99.7% (Cost $160,251,538)		164,456,987
OTHER ASSETS, LESS OTHER LIABILITIES — 0.3%		545,117
NET ASSETS — 100.0%		$165,002,104

++	Segregated – pledged as collateral against bonds purchased on a when issued basis.
^	When-issued security.
LOC:	Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities or are insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

(This Page Intentionally Left Blank.)

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2007 (Unaudited)

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Assets:
Investments:
Cost basis of investments	$98,213,231	$417,622,004	$39,251,303	$54,536,656	$49,526,396	$52,115,518	$239,806,002	$160,251,538
Long-term investments,
unaffiliated securities	$151,850,875	$386,724,070	$44,149,760	$70,301,912	$63,674,593	$—	$214,323,587	$157,618,219
Long-term investments,
affiliated securities	—	—	—	—	—	66,788,391	—	—
Short-term investments	6,754,296	63,205,560	89,858	3,724,858	4,545,234	—	83,412,643	6,838,768
Total investments, at value
(See Schedule of Investments)	158,605,171	449,929,630	44,239,618	74,026,770	68,219,827	66,788,391	297,736,230	164,456,987
Cash	—	—	—	—	—	86,811	—	—
Receivables:
Capital shares sold	1,062,184	1,324,905	465,713	15,742	31,215	225,812	1,191,946	180,894
Dividends and interest	134,307	67,317	113,232	43,505	53,174	—	32,082	2,036,567
Investments sold	—	2,120,930	115,823	423,427	220,555	20,000	4,080,667	—
Total receivables	1,196,491	3,513,152	694,768	482,674	304,944	245,812	5,304,695	2,217,461
Other assets	31,811	52,446	30,582	32,384	31,731	26,663	40,869	17,048
Total assets	$159,833,473	$453,495,228	$44,964,968	$74,541,828	$68,556,502	$67,147,677	$303,081,794	$166,691,496
Liabilities:
Payables:
Capital shares redeemed	$1,417,689	$3,819,331	$238,013	$75,477	$121,397	$384,831	$1,073,575	$308,803
Distributions to shareholders	—	—	—	—	—	—	—	124,012
Management fees	38,176	97,308	12,333	31,574	28,649	369	137,099	60,770
Administration fees	11,990	31,526	3,555	5,746	5,209	5,426	18,280	13,507
Distribution and shareholder
servicing fees	49,932	131,530	19,535	23,559	21,052	34,967	72,082	39,422
Other accrued expenses	102,872	248,139	11,667	64,459	51,582	41,442	31,606	62,708
Collateral on securities
loaned at market value	1,854,827	62,265,971	—	3,636,279	4,449,822	—	77,636,265	—
Investments purchased	3,534,253	—	307,639	68,031	25,836	—	2,163,990	1,080,170
Line of Credit	—	—	—	100,000	—	—	—	—
Margin Variation	9,875	26,835	—	—	—	—	—	—
Total liabilities	7,019,614	66,620,640	592,742	4,005,125	4,703,547	467,035	81,132,897	1,689,392
Net Assets:	$152,813,859	$386,874,588	$44,372,226	$70,536,703	$63,852,955	$66,680,642	$221,948,897	$165,002,104
Net Assets Consist Of:
Capital stock	90,994,150	445,395,269	39,577,839	50,535,213	43,134,044	50,926,279	161,324,704	165,330,138
Accumulated net investment
income(losses)	383,105	(1,228,429)	(20,357)	234,897	160,943	(80,578)	(1,155,703)	8,279
Accumulated net realized
gains (losses) on investments	1,046,729	(89,584,963)	(173,571)	276,479	1,864,537	1,162,068	3,849,668	(4,541,762)
Net unrealized appreciation
(depreciation) on investments	60,389,875	32,292,711	4,988,315	19,490,114	18,693,431	14,672,873	57,930,228	4,205,449
Total net assets	$152,813,859	$386,874,588	$44,372,226	$70,536,703	$63,852,955	$66,680,642	$221,948,897	$165,002,104

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
APRIL 30, 2007 (Unaudited)

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt

Net Asset Value, Offering Price and
Redemption Proceeds per Share
Class A
Net Asset Value	$122,196,108	$273,457,100	$26,936,066	$25,364,106	$22,546,694	$31,893,333	$182,559,618	$155,806,368
Shares Outstanding	3,193,289	10,209,004	2,247,629	1,894,743	1,563,782	2,366,127	9,500,641	14,939,836
Redemption and Reinvestment Price	$38.27	$26.79	$11.98	$13.39	$14.42	$13.48	$19.22	$10.43
Offering Price	$40.39	$28.27	$12.64	$14.13	$15.22	$14.23	$20.28	$10.81
Class B
Net Asset Value	$25,302,821	$63,375,800	$9,804,842	$10,404,145	$8,676,269	$21,287,588	$18,917,922	$3,589,832
Shares Outstanding	675,366	2,537,141	822,099	812,967	605,353	1,621,107	1,045,500	344,499
Offering, Redemption and
Reinvestment Price	$37.47	$24.98	$11.93	$12.80	$14.33	$13.13	$18.09	$10.42
Class C
Net Asset Value	$5,042,515	$26,944,278	$7,555,269	$11,731,425	$11,080,419	$13,461,347	$19,233,870	$5,605,904
Shares Outstanding	133,596	1,059,556	633,639	915,912	776,925	1,024,585	1,050,766	537,997
Offering, Redemption and
Reinvestment Price	$37.74	$25.43	$11.92	$12.81	$14.26	$13.14	$18.30	$10.42
Class F
Net Asset Value		$22,592,224		$22,835,431	$21,365,051
Shares Outstanding		836,437		1,691,561	1,477,189
Offering, Redemption and
Reinvestment Price		$27.01		$13.50	$14.46
Class R
Net Asset Value	$272,415	$505,186	$76,049	$201,596	$184,522	$38,374	$1,237,487
Shares Outstanding	7,168	19,021	6,305	15,201	12,941	2,860	64,904
Offering, Redemption and
Reinvestment Price	$38.00	$26.56	$12.06	$13.26	$14.26	$13.42	$19.07

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF OPERATIONS

	For the Six Months Ended April 30, 2007 (Unaudited)
					Dow Jones	Dow Jones
		NYSE Arca			U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Investment income:
Dividends
Unaffiliated securities	$1,625,838	$942,352	$862,061	$750,998	$854,596	$—	$419,557	$—
Affiliated securities	—	—	—	—	—	352,644	—	—
Interest	20,419	27,069	5,660	4,609	3,912	—	47,815	3,708,277
Security lending income – net	4,458	46,733	—	4,895	4,698	—	46,736	—
Total investment income	1,650,715	1,016,154	867,721	760,502	863,206	352,644	514,108	3,708,277
Expenses:
Investment advisory fees	304,299	597,811	104,040	193,134	183,302	34,002	837,402	403,830
Custodian fees	8,654	23,548	2,039	5,125	4,752	4,878	12,506	8,877
Transfer agent fees	131,059	347,724	25,047	61,330	46,481	76,023	114,130	42,159
Accounting fees	38,198	55,662	15,916	24,005	23,112	23,448	47,365	40,592
Distribution and shareholder servicing fees
Class A	140,064	337,904	28,051	32,183	29,320	40,530	227,260	190,907
Class B	140,398	344,225	44,594	52,309	45,802	108,214	107,478	18,171
Class C	26,292	135,784	32,048	56,366	55,020	69,764	94,857	25,709
Class R	1,068	1,780	235	598	580	128	4,194	—
Audit and tax fees	10,650	21,736	2,679	11,444	10,932	10,631	18,222	13,300
Legal fees	9,709	25,794	1,816	3,922	3,041	3,770	8,042	7,636
Registration	20,276	28,189	21,195	21,051	21,396	22,141	24,800	1,864
Communication	14,279	50,708	2,661	7,550	5,543	10,264	25,708	7,246
Director fees	13,595	36,144	1,989	7,352	6,319	7,066	15,372	14,018
Administration fees	72,773	194,493	18,917	35,115	33,327	34,003	111,654	80,768
License fees	9,596	61,848	7,758	8,145	8,145	—	—	—
Other expense	17,943	40,457	6,281	12,232	11,258	7,999	20,821	32,377
Total expenses	958,853	2,303,807	315,266	531,861	488,330	452,861	1,669,811	887,454
Less advisor reimbursement	(72,822)	—	(40,115)	(6,256)	—	(47,358)	—	(40,447)
Less broker reimbursement	—	(59,224)	—	—	—	—	—	—
Net expenses	886,031	2,244,583	275,151	525,605	488,330	405,503	1,669,811	847,007
Net investment income (loss)	764,684	(1,228,429)	592,570	234,897	374,876	(52,859)	(1,155,703)	2,861,270
Net realized gains (losses) on investments
Unaffiliated securities	1,459,087	(23,910,914)	(53,182)	1,987,784	2,239,152	—	4,191,302	76,696
Affiliated securities	—	—	—	—	—	797,659	—	—
Capital gain distributions from affiliated
regulated investment companies	—	—	—	—	—	400,578	—	—
Net unrealized appreciation (depreciation)
on investments	7,439,207	57,052,261	2,591,772	3,444,201	723,776	3,434,499	7,763,142	(1,040,179)
Net gains (losses) on investments	8,898,294	33,141,347	2,538,590	5,431,985	2,962,928	4,632,736	11,954,444	(963,483)
Net increase in net assets
resulting from operations	$9,662,978	$31,912,918	$3,131,160	$5,666,882	$3,337,804	$4,579,877	$10,798,741	$1,897,787

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2007 (Unaudited)
					Dow Jones	Dow Jones
		NYSE Arca			U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Operations:
Net investment income(loss)	$764,684	$(1,228,429)	$592,570	$234,897	$374,876	$(52,859)	$(1,155,703)	$2,861,270
Net realized gains (losses) on investments	1,459,087	(23,910,914)	(53,182)	1,987,784	2,239,152	797,659	4,191,302	76,696
Capital gain distributions from affiliated regulated
investment companies	—	—	—	—	—	400,578	—	—
Net unrealized appreciation (depreciation)
on investments	7,439,207	57,052,261	2,591,772	3,444,201	723,776	3,434,499	7,763,142	(1,040,179)
Net increase in net assets
resulting from operations	9,662,978	31,912,918	3,131,160	5,666,882	3,337,804	4,579,877	10,798,741	1,897,787
Distributions to shareholders:
Net investment income
Class A	(1,449,228)	—	(365,976)	—	(286,654)	—	—	(2,743,987)
Class B	(147,664)	—	(113,241)	—	(42,434)	—	—	(51,883)
Class C	(20,102)	—	(90,041)	—	(53,585)	—	—	(72,822)
Class F	—	—	—	—	(352,644)	—	—	—
Class R	(2,627)	—	(1,148)	—	(1,854)	—	—	—
Net realized gains on investments
Class A	(179,552)	—	(410,826)	—	(388,854)	(267,347)	(755,835)	—
Class B	(48,279)	—	(168,400)	—	(153,761)	(180,785)	(97,581)	—
Class C	(8,753)	—	(118,564)	—	(182,679)	(116,690)	(80,992)	—
Class F	—	—	—	—	(400,578)	—	—	—
Class R	(430)	—	(1,196)	—	(2,748)	(267)	(4,635)	—
Total distributions	(1,856,635)	—	(1,269,392)	—	(1,865,791)	(565,089)	(939,043)	(2,868,692)
Capital share transactions:
Proceeds from shares issued	14,216,132	26,959,701	13,958,488	2,859,884	1,972,927	3,382,311	37,371,705	11,325,671
Net asset value of shares
issued in distributions	1,694,873	—	1,123,838	—	1,017,100	530,192	878,429	2,093,148
Cost of shares redeemed	(18,259,796)	(71,870,764)	(4,017,781)	(10,725,814)	(10,399,654)	(11,948,018)	(54,313,698)	(9,715,389)
Net increase (decrease) in net assets from
capital share transactions	(2,348,791)	(44,911,063)	11,064,545	(7,865,930)	(7,409,627)	(8,035,515)	(16,063,564)	3,703,430
Total increase (decrease)	5,457,552	(12,998,145)	12,926,313	(2,199,048)	(5,937,614)	(4,020,727)	(6,203,866)	2,732,525
Net assets:
Balance at beginning of period	147,356,307	399,872,733	31,445,913	72,735,751	69,790,569	70,701,369	228,152,763	162,269,579
Balance at end of period	$152,813,859	$386,874,588	$44,372,226	$70,536,703	$63,852,955	$66,680,642	$221,948,897	$165,002,104
Accumulated net investment
income (loss) at end of period	$383,105	$(1,228,429)	$(20,357)	$234,897	$160,943	$(80,578)	$(1,155,703)	$8,279

The accompanying notes to financial statements are an integral part of this statement.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED OCTOBER 31, 2006

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income*	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Operations:
Net investment income (loss)	$1,472,965	$(2,722,761)	$491,357	$(69,056)	$777,896	$(516,708)	$(1,691,242)	$5,584,532
Net realized gains (losses) on investments	2,113,417	(60,577,488)	515,838	(723,589)	1,093,552	703,168	1,136,341	92,861
Capital gain distributions from affiliated regulated
investment companies	—	—	—	—	—	396,626	—	—
Net unrealized appreciation
on investments	18,785,467	88,215,409	2,841,833	7,220,041	9,389,737	6,246,440	18,364,243	1,998,196
Net increase in net assets
resulting from operations	22,371,849	24,915,160	3,849,028	6,427,396	11,261,185	6,829,526	17,809,342	7,675,589
Distributions to shareholders:
Net investment income
Class A	(1,293,371)	—	(312,425)	—	(288,456)	—	—	(5,345,995)
Class B	(94,316)	—	(95,371)	—	(44,998)	—	—	(101,202)
Class C	(12,321)	—	(52,250)	—	(61,537)	—	—	(122,065)
Class F	—	—	—	—	(352,069)	—	—	—
Class R	(40)	—	(277)	—	—	—	—	—
Net realized gains on investments
Class A	—	—	(52,981)	(335,394)	(137,127)	(42,882)	—	—
Class B	—	—	(19,034)	(144,691)	(57,112)	(29,411)	—	—
Class C	—	—	(8,866)	(132,761)	(63,564)	(20,286)	—	—
Class F	—	—	—	(257,600)	(139,025)	—	—	—
Class R	—	—	(1)	(80)	—	—	—	—
Total distributions	(1,400,048)	—	(541,205)	(870,526)	(1,143,888)	(92,579)	—	(5,569,262)
Capital share transactions:
Proceeds from shares issued	6,503,639	70,380,792	18,187,767	9,278,495	8,696,209	14,606,676	109,941,572	17,887,416
Net asset value of shares
issued in distributions	1,283,537	—	454,043	575,469	607,647	86,116	—	4,051,961
Cost of shares redeemed	(44,277,475)	(128,650,336)	(2,980,331)	(19,404,262)	(13,885,285)	(18,410,519)	(34,906,208)	(19,603,184)
Net increase (decrease) in net assets from
capital share transactions	(36,490,299)	(58,269,544)	15,661,479	(9,550,298)	(4,581,429)	(3,717,727)	75,035,364	2,336,193
Total increase (decrease)
in net assets	(15,518,498)	(33,354,384)	18,969,302	(3,993,428)	5,535,868	3,019,220	92,844,706	4,442,520
Net assets:
Balance at beginning of period	162,874,805	433,227,117	12,476,611	76,729,179	64,254,701	67,682,149	135,308,057	157,827,059
Balance at end of period	$147,356,307	$399,872,733	$31,445,913	$72,735,751	$69,790,569	$70,701,369	$228,152,763	$162,269,579
Accumulated net investment
income (loss) at end of period	$1,238,042	$—	$(42,521)	$—	$523,238	$(27,719)	$—	$15,701

*  Known during this period as the Dow Jones Equity Income 100 Plus Fund.

The accompanying notes to financial statements are an integral part of this statement.

(This Page Intentionally Left Blank.)

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Income(Loss)	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$36.30	.22	2.29	2.51	(.48)	(.06)
For the year ended October 31, 2006	$31.53	.44	4.70	5.14	(.37)	—
For the year ended October 31, 2005	$30.75	.51	.70	1.21	(.43)	—
For the year ended October 31, 2004	$29.57	.25	1.15	1.40	(.22)	—
For the year ended October 31, 2003	$25.59	.22	3.89	4.11	(.13)	—
For the year ended October 31, 2002	$30.78	.15	(5.34)	(5.19)	—	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$35.40	.05	2.26	2.31	(.18)	(.06)
For the year ended October 31, 2006	$30.72	.11	4.66	4.77	(.09)	—
For the year ended October 31, 2005	$29.95	.20	.75	.95	(.18)	—
For the year ended October 31, 2004	$28.83	(.01)	1.15	1.14	(.02)	—
For the year ended October 31, 2003	$25.01	—	3.82	3.82	—	—
For the year ended October 31, 2002	$30.31	(.08)	(5.22)	(5.30)	—	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$35.62	.08	2.24	2.32	(.14)	(.06)
For the year ended October 31, 2006	$30.86	.11	4.69	4.80	(.04)	—
For the year ended October 31, 2005	$30.11	.21	.73	.94	(.19)	—
For the year ended October 31, 2004	$29.00	.01	1.14	1.15	(.04)	—
For the year ended October 31, 2003	$25.15	.02	3.83	3.85	—	—
For the year ended October 31, 2002	$30.48	(.07)	(5.26)	(5.33)	—	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$36.04	.19	2.19	2.38	(.36)	(.06)
For the year ended October 31, 2006	$31.51	.52	4.43	4.95	(.42)	—
For the period from September 27, 2005
(commencement of operations) through October 31, 2005	$31.80	—	(.29)	(.29)	—	—

(a)   Excludes sales charge.
(b)   Annualized.
(c)   Not annualized.
(d)   After expense reimbursement from the Advisor, where applicable.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	(.54)	$38.27	6.95	%(c)	$122,196	1.04	%(b)	1.21	%(b)	1.14	%(b)	1.11	%(b)	11.82	%(c)
—	(.37)	$36.30	16.44%		$111,651	1.06%		1.18%		1.16%		1.08%		4.34%
—	(.43)	$31.53	3.89%		$117,778	1.11%		1.51%		1.13%		1.49%		11.81%
—	(.22)	$30.75	4.74%		$137,175	1.13%		.74%		1.13%		.74%		4.06%
—	(.13)	$29.57	16.14%		$151,908	1.16%		.78%		1.16%		.78%		5.99%
—	—	$25.59	(16.86)%		$142,765	1.11%		.49%		1.11%		.49%		16.13%

—	(.24)	$37.47	6.54	%(c)	$25,303	1.80	%(b)	.49	%(b)	1.90	%(b)	.39	%(b)	11.82	%(c)
—	(.09)	$35.40	15.55%		$29,930	1.81%		.44%		1.91%		.34%		4.34%
—	(.18)	$30.72	3.14%		$35,257	1.86%		.80%		1.88%		.78%		11.81%
—	(.02)	$29.95	3.97%		$46,854	1.88%		(.01)%		1.88%		(.01)%		4.06%
—	—	$28.83	15.27%		$50,176	1.90%		.04%		1.90%		.04%		5.99%
—	—	$25.01	(17.49)%		$46,464	1.86%		(.27)%		1.86%		(.27)%		16.13%

—	(.20)	$37.74	6.52	%(c)	$5,043	1.80	%(b)	.48	%(b)	1.90	%(b)	.38	%(b)	11.82	%(c)
—	(.04)	$35.62	15.59%		$5,378	1.82%		.48%		1.92%		.38%		4.34%
—	(.19)	$30.86	3.10%		$9,839	1.86%		.80%		1.88%		.78%		11.81%
—	(.04)	$30.11	3.97%		$13,254	1.88%		(.02)%		1.88%		(.02)%		4.06%
—	—	$29.00	15.31%		$10,380	1.90%		.03%		1.90%		.03%		5.99%
—	—	$25.15	(17.49)%		$7,790	1.86%		(.27)%		1.86%		(.27)%		16.13%

—	(.42)	$38.00	6.63	%(c)	$272	1.55	%(b)	.75	%(b)	1.65	%(b)	.65	%(b)	11.82	%(c)
—	(.42)	$36.04	15.89%		$397	1.54%		.54%		1.64%		.44%		4.34%

—	—	$31.51	(.91	)%(c)	$1	2.42	%(b)	.00	%(b)	2.42	%(b)	.00	%(b)	11.81	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Loss	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$24.67	(.06)	2.18	2.12	—	—
For the year ended October 31, 2006	$23.10	(.12)	1.69	1.57	—	—
For the year ended October 31, 2005	$20.73	(.11)	2.48	2.37	—	—
For the year ended October 31, 2004	$19.50	(.14)	1.37	1.23	—	—
For the year ended October 31, 2003	$13.31	(.12)	6.31	6.19	—	—
For the year ended October 31, 2002	$18.09	(.16)	(4.35)	(4.51)	—	(.27)

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$23.09	(.16)	2.05	1.89	—	—
For the year ended October 31, 2006	$21.78	(.31)	1.62	1.31	—	—
For the year ended October 31, 2005	$19.69	(.28)	2.37	2.09	—	—
For the year ended October 31, 2004	$18.66	(.30)	1.33	1.03	—	—
For the year ended October 31, 2003	$12.83	(.23)	6.06	5.83	—	—
For the year ended October 31, 2002	$17.59	(.31)	(4.18)	(4.49)	—	(.27)

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$23.51	(.16)	2.08	1.92	—	—
For the year ended October 31, 2006	$22.17	(.31)	1.65	1.34	—	—
For the year ended October 31, 2005	$20.05	(.28)	2.40	2.12	—	—
For the year ended October 31, 2004	$19.00	(.27)	1.32	1.05	—	—
For the year ended October 31, 2003	$13.07	(.19)	6.12	5.93	—	—
For the year ended October 31, 2002	$17.90	(.24)	(4.32)	(4.56)	—	(.27)

Class F Shares
For the six months ended April 30, 2007 (Unaudited)	$24.84	(.03)	2.20	2.17	—	—
For the year ended October 31, 2006	$23.20	(.05)	1.69	1.64	—	—
For the year ended October 31, 2005	$20.77	(.05)	2.48	2.43	—	—
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$19.29	(.05)	1.53	1.48	—	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$24.52	(.12)	2.16	2.04	—	—
For the year ended October 31, 2006	$23.07	(.14)	1.59	1.45	—	—
For the period from August 1, 2005
(commencement of operations) through October 31, 2005	$23.34	(.04)	(.23)	(.27)	—	—
(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Does not reflect vendor reimbursement of 0.02%
(f)	Does not reflect vendor reimbursement of 0.03%

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	—	$26.79	8.59	%(c)	$273,457	1.01	%(b)(f)	(.49	)%(b)(f)	1.01	%(b)	(.49	)%(b)	3.15	%(c)
—	—	$24.67	6.80%		$275,177	.99	%(e)	(.47	)%(e)	.99%			(.47)%	11.12%
—	—	$23.10	11.43%		$289,674	1.02	%(e)	(.48	)%(e)	1.02%			(.48)%	16.50%
—	—	$20.73	6.31%		$283,001	1.08	%(e)	(.70	)%(e)	1.08%			(.70)%	11.45%
—	—	$19.50	46.51%		$261,929	1.18	%(e)	(.83	)%(e)	1.18%			(.83)%	12.19%
—	(.27)	$13.31	(25.42)%		$171,525	1.15	%(e)	(.87	)%(e)	1.15%			(.87)%	22.25%

—	—	$24.98	8.19	%(c)	$63,376	1.76	%(b)(f)	(1.23	)%(b)(f)	1.76	%(b)	(1.23	)%(b)	3.15	%(c)
—	—	$23.09	6.01%		$74,106	1.74	%(e)	(1.22	)%(e)	1.74%			(1.22)%	11.12%
—	—	$21.78	10.61%		$87,420	1.77	%(e)	(1.23	)%(e)	1.77%			(1.23)%	16.50%
—	—	$19.69	5.52%		$96,919	1.82	%(e)	(1.45	)%(e)	1.82%			(1.45)%	11.45%
—	—	$18.66	45.44%		$102,870	1.93	%(e)	(1.57	)%(e)	1.93%			(1.57)%	12.19%
—	(.27)	$12.83	(26.04)%		$72,692	1.89	%(e)	(1.62	)%(e)	1.89%			(1.62)%	22.25%

—	—	$25.43	8.17	%(c)	$26,944	1.76	%(b)(f)	(1.23	)%(b)(f)	1.76	%(b)	(1.23	)%(b)	3.15	%(c)
—	—	$23.51	6.04%		$27,514	1.74	%(e)	(1.22	)%(e)	1.74%			(1.22)%	11.12%
—	—	$22.17	10.57%		$33,503	1.77	%(e)	(1.24	)%(e)	1.77%			(1.24)%	16.50%
—	—	$20.05	5.53%		$28,637	1.82	%(e)	(1.45	)%(e)	1.82%			(1.45)%	11.45%
—	—	$19.00	45.37%		$22,120	1.92	%(e)	(1.57	)%(e)	1.92%			(1.57)%	12.19%
—	(.27)	$13.07	(25.98)%		$10,756	1.90	%(e)	(1.63	)%(e)	1.90%			(1.63)%	22.25%

—	—	$27.01	8.74	%(c)	$22,592	.76	%(b)(f)	(.24	)%(b)(f)	.76	%(b)	(.24	)%(b)	3.15	%(c)
—	—	$24.84	7.07%		$22,592	.74	%(e)	(.22	)%(e)	.74%			(.22)%	11.12%
—	—	$23.20	11.70%		$22,604	.77	%(e)	(.26	)%(e)	.77%			(.26)%	16.50%

—	—	$20.77	7.67	%(c)	$14,276	.85	%(e)	(.48	)%(e)	.85	%(b)	(.48	)%(b)	11.45	%(b)

—	—	$26.56	8.32	%(c)	$505	1.50	%(b)(f)	(.97	)%(b)(f)	1.50	%(b)	(.97	)%(b)	3.15	%(c)
—	—	$24.52	6.29%		$484	1.48	%(e)	(.96	)%(e)	1.48%			(.96)%	11.12%

—	—	$23.07	(1.16	)%(c)	$26	1.35	%(b)	(1.08	)%(b)(e)	1.40	%(b)	(1.13	)%(b)	16.50	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Income	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$11.43	.20	.76	.96	(.18)	(.23)
For the year ended October 31, 2006	$9.77	.29	1.70	1.99	(.27)	(.06)
For the period from April 1, 2005
(commencement of operations) through October 31, 2005	$10.00	.16	(.32)	(.16)	(.07)	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$11.38	.16	.76	.92	(.14)	(.23)
For the year ended October 31, 2006	$9.74	.22	1.69	1.91	(.21)	(.06)
For the period from April 1, 2005
(commencement of operations) through October 31, 2005	$10.00	.10	(.31)	(.21)	(.05)	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$11.40	.16	.75	.91	(.16)	(.23)
For the year ended October 31, 2006	$9.74	.21	1.71	1.92	(.20)	(.06)
For the period from April 4, 2005
(commencement of operations) through October 31, 2005	$9.89	.11	(.21)	(.10)	(.05)	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$11.55	.19	.76	.95	(.21)	(.23)
For the year ended October 31, 2006	$9.86	.18	1.78	1.96	(.21)	(.06)
For the period from September 27, 2005
(commencement of operations) through October 31, 2005	$10.19	.03	(.33)	(.30)	(.03)	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Amount is less than .005%

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	(.41)	$11.98	8.63	%(c)	$26,936	1.15	%(b)	3.40	%(b)	1.36	%(b)	3.19	%(b)	7.12	%(c)
—	(.33)	$11.43	20.75%		$18,437	1.15%		2.83%		1.74%		2.24%		37.84%

—	(.07)	$9.77	(1.58	)%(c)	$8,041	1.15	%(b)	2.51	%(b)	2.71	%(b)	.95	%(b)	44.21	%(c)

—	(.37)	$11.93	8.27	%(c)	$9,805	1.90	%(b)	2.68	%(b)	2.11	%(b)	2.47	%(b)	7.12	%(c)
—	(.27)	$11.38	19.91%		$7,613	1.90%		2.05%		2.48%		1.47%		37.84%

—	(.05)	$9.74	(2.09	)%(c)	$2,969	1.90	%(b)	1.75	%(b)	3.47	%(b)	.18	%(b)	44.21	%(c)

—	(.39)	$11.92	8.16	%(c)	$7,555	1.90	%(b)	2.67	%(b)	2.11	%(b)	2.46	%(b)	7.12	%(c)
—	(.26)	$11.40	19.96%		$5,338	1.90%		2.02%		2.45%		1.47%		37.84%

—	(.05)	$9.74	(1.00	)%(c)	$1,466	1.89	%(b)	1.77	%(b)	3.47	%(b)	.19	%(b)	44.21	%(c)

—	(.44)	$12.06	8.38	%(c)	$76	1.61	%(b)	2.96	%(b)	1.84	%(b)	2.73	%(b)	7.12	%(c)
—	(.27)	$11.55	20.14%		$59	1.61%		1.55%		1.97%		1.19%		37.84%

—	(.03)	$9.86	(2.92	)%(c)	$0	.00	%(b)(e)	.00	%(b)(e)	.00	%(b)(e)	.00	%(b)(e)	44.21	%(c)

The accompanying notes to financial statements are an integral part of this statement.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Income(Loss)	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$12.34	.06	.99	1.05	—		(.00)
For the year ended October 31, 2006	$11.42	.01	1.04	1.05	—		(.13)
For the year ended October 31, 2005	$10.11	(.01)	1.36	1.35	—		(.04)
For the year ended October 31, 2004	$9.65	(.02)	.48	.46	—		—
For the year ended October 31, 2003	$8.35	(.01)	1.36	1.35	—		(.04)
For the year ended October 31, 2002	$10.21	(.01)	(1.85)	(1.86)	—		—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$11.84	(.00)	.96	.96	—		(.00)
For the year ended October 31, 2006	$11.04	(.09)	1.02	.93	—		(.13)
For the year ended October 31, 2005	$9.85	(.10)	1.33	1.23	—		(.04)
For the year ended October 31, 2004	$9.47	(.10)	.48	.38	—		—
For the year ended October 31, 2003	$8.26	(.07)	1.33	1.26	—		(.04)
For the year ended October 31, 2002	$10.17	(.06)	(1.85)	(1.91)	—		—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$11.85	(.00)	.96	.96	—		(.00)
For the year ended October 31, 2006	$11.05	(.08)	1.01	.93	—		(.13)
For the year ended October 31, 2005	$9.86	(.09)	1.32	1.23	—		(.04)
For the year ended October 31, 2004	$9.48	(.09)	.47	.38	—		—
For the year ended October 31, 2003	$8.27	(.06)	1.32	1.26	—		(.04)
For the year ended October 31, 2002	$10.18	(.05)	(1.86)	(1.91)	—		—

Class F Shares
For the six months ended April 30, 2007 (Unaudited)	$12.43	.07	1.00	1.07	—		(.00)
For the year ended October 31, 2006	$11.47	.04	1.05	1.09	—		(.13)
For the year ended October 31, 2005	$10.13	.01	1.37	1.38	—		(.04)
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$9.91	—	.22	.22	—		—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$12.25	(.02)	.99	1.01	—	(.00	)(e)
For the year ended October 31, 2006	$11.39	(.03)	.89	.86	—	(.00	)(e)
For the period from September 27, 2005
(commencement of operations) through October 31, 2005	$11.65	(.00)	(.26)	(.26)	—		(.00)

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Amount is less than .005

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	—	$13.39	8.51	%(c)	$25,364	1.34	%(b)	.81	%(b)	1.36	%(b)	.79	%(b)	12.67	%(c)
—	(.13)	$12.34	9.22%		$26,850	1.34%		.07%		1.36%		.05%		21.00%
—	(.04)	$11.42	13.34%		$29,797	1.34%		(.11)%		1.38%		(.15)%		31.49%
—	—	$10.11	4.77%		$27,415	1.32%		(.23)%		1.49%		(.40)%		28.31%
(.01)	(.05)	$9.65	16.28%		$20,606	1.22%		(.11)%		1.75%		(.64)%		28.02%
—	—	$8.35	(18.22)%		$11,931	1.15%		(.13)%		1.92%		(.90)%		29.17%

—	—	$12.80	8.11	%(c)	$10,404	2.09	%(b)	.07	%(b)	2.11	%(b)	.05	%(b)	12.67	%(c)
—	(.13)	$11.84	8.45%		$11,049	2.09%		(.68)%		2.11%		(.70)%		21.00%
—	(.04)	$11.04	12.47%		$12,733	2.09%		(.85)%		2.13%		(.89)%		31.49%
—	—	$9.85	4.01%		$12,805	2.07%		(.98)%		2.24%		(1.15)%		28.31%
(.01)	(.05)	$9.47	15.37%		$11,498	1.97%		(.84)%		2.51%		(1.38)%		28.02%
—	—	$8.26	(18.78)%		$8,106	1.90%		(.88)%		2.67%		(1.65)%		29.17%

—	—	$12.81	8.10	%(c)	$11,731	2.09	%(b)	.08	%(b)	2.11	%(b)	.06	%(b)	12.67	%(c)
—	(.13)	$11.85	8.44%		$11,471	2.09%		(.69)%		2.11%		(.71)%		21.00%
—	(.04)	$11.05	12.46%		$11,449	2.09%		(.86)%		2.12%		(.89)%		31.49%
—	—	$9.86	4.01%		$9,964	2.07%		(.98)%		2.24%		(1.15)%		28.31%
(.01)	(.05)	$9.48	15.35%		$8,043	1.97%		(.86)%		2.50%		(1.39)%		28.02%
—	—	$8.27	(18.76)%		$4,640	1.90%		(.88)%		2.67%		(1.65)%		29.17%

—	—	$13.50	8.61	%(c)	$22,835	1.09	%(b)	1.06	%(b)	1.11	%(b)	1.04	%(b)	12.67	%(c)
—	(.13)	$12.43	9.53%		$23,198	1.09%		.31%		1.11%		.29%		21.00%
—	(.04)	$11.47	13.61%		$22,743	1.09%		.13%		1.12%		.10%		31.49%

—	—	$10.13	2.22	%(c)	$13,566	1.09	%(b)	(.09	)%(b)	1.24	%(b)	(.24	)%(b)	28.31	%(b)

—	—	13.26	8.24	%(c)	$202	1.77	%(b)	.40	%(b)	1.79	%(b)	.38	%(b)	12.67	%(c)
—	(.00)	12.25	8.72%		$168	1.81%		(.62)%		1.87%		(.68)%		21.00%

—	(.00)	$11.39	(2.23	)%(c)	$7	1.72	%(b)	(.86	)%(b)	1.72	%(b)	(.86	)%(b)	31.49	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Income	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$14.11	.09	.62	.71	(.17)	(.23)
For the year ended October 31, 2006	$12.15	.17	2.02	2.19	(.16)	(.07)
For the year ended October 31, 2005	$11.34	.17	.76	.93	(.09)	(.03)
For the year ended October 31, 2004	$10.64	.13	.66	.79	(.09)	—
For the year ended October 31, 2003	$8.78	.10	1.87	1.97	(.11)	—
For the year ended October 31, 2002	$9.19	.09	(.42)	(.33)	(.07)	(.01)

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$13.98	.04	.60	.64	(.06)	(.23)
For the year ended October 31, 2006	$12.03	.08	2.00	2.08	(.06)	(.07)
For the year ended October 31, 2005	$11.25	.07	.76	.83	(.02)	(.03)
For the year ended October 31, 2004	$10.58	.05	.65	.70	(.03)	—
For the year ended October 31, 2003	$8.74	.04	1.85	1.89	(.05)	—
For the year ended October 31, 2002	$9.16	.01	(.41)	(.40)	(.01)	(.01)

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$13.91	.03	.62	.65	(.07)	(.23)
For the year ended October 31, 2006	$11.99	.07	1.99	2.06	(.07)	(.07)
For the year ended October 31, 2005	$11.22	.06	.77	.83	(.03)	(.03)
For the year ended October 31, 2004	$10.55	.05	.66	.71	(.04)	—
For the year ended October 31, 2003	$8.72	.04	1.84	1.88	(.05)	—
For the year ended October 31, 2002	$9.16	.02	(.42)	(.40)	(.03)	(.01)

Class F Shares
For the six months ended April 30, 2007 (Unaudited)	$14.17	.10	.63	.73	(.21)	(.23)
For the year ended October 31, 2006	$12.20	.21	2.02	2.23	(.19)	(.07)
For the year ended October 31, 2005	$11.37	.16	.81	.97	(.11)	(.03)
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$10.58	.16	.71	.87	(.08)	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$13.97	.06	.62	.68	(.16)	(.23)
For the year ended October 31, 2006	$12.12	.21	1.83	2.04	(.19)	.00 (f)
For the period from September 27, 2005
(commencement of operations) through October 31, 2005	$11.72	—	.40	.40	—	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Amount is less than .005%
(f)	Amount is less than .005

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	(.40)	$14.42	5.06	%(c)	$22,547	1.32	%(b)	1.25	%(b)	1.32	%(b)	1.25	%(b)	8.72	%(c)
—	(.23)	$14.11	18.27%		$24,144	1.34%		1.27%		1.34%		1.27%		17.41%
—	(.12)	$12.15	8.18%		$22,323	1.35%		1.31%		1.37%		1.29%		24.33%
—	(.09)	$11.34	7.47%		$24,953	1.32%		1.23%		1.48%		1.07%		29.81%
—	(.11)	$10.64	22.67%		$18,994	1.22%		1.29%		1.76%		.75%		16.87%
—	(.08)	$8.78	(3.69)%		$11,601	1.15%		1.04%		1.99%		.20%		22.25%

—	(.29)	$14.33	4.64	%(c)	$8,676	2.07	%(b)	.51	%(b)	2.07	%(b)	.51	%(b)	8.72	%(c)
—	(.13)	$13.98	17.45%		$9,517	2.09%		.53%		2.09%		.53%		17.41%
—	(.05)	$12.03	7.35%		$9,434	2.10%		.56%		2.12%		.54%		24.33%
—	(.03)	$11.25	6.63%		$10,447	2.07%		.48%		2.23%		.32%		29.81%
—	(.05)	$10.58	21.72%		$9,149	1.97%		.54%		2.52%		(.01)%		16.87%
—	(.02)	$8.74	(4.39)%		$6,049	1.90%		.29%		2.73%		(.54)%		22.25%

—	(.30)	$14.26	4.70	%(c)	$11,080	2.07	%(b)	.49	%(b)	2.07	%(b)	.49	%(b)	8.72	%(c)
—	(.14)	$13.91	17.38%		$10,976	2.09%		.52%		2.09%		.52%		17.41%
—	(.06)	$11.99	7.33%		$10,173	2.10%		.56%		2.12%		.54%		24.33%
—	(.04)	$11.22	6.69%		$9,280	2.07%		.49%		2.23%		.33%		29.81%
—	(.05)	$10.55	21.69%		$6,972	1.97%		.54%		2.52%		.00%		16.87%
—	(.04)	$8.72	(4.39)%		$3,734	1.90%		.03%		2.73%		(.53)%		22.25%

—	(.44)	$14.46	5.15	%(c)	$21,365	1.07	%(b)	1.52	%(b)	1.07	%(b)	1.52	%(b)	8.72	%(c)
—	(.26)	$14.17	18.57%		$24,992	1.09%		1.52%		1.09%		1.52%		17.41%
—	(.14)	$12.20	8.50%		$22,325	1.10%		1.56%		1.12%		1.54%		24.33%

—	(.08)	$11.37	8.24	%(c)	$14,347	1.09	%(b)	1.52	%(b)	1.21	%(b)	1.40	%(b)	29.81	%(b)

—	(.39)	$14.26	4.86	%(c)	$185	1.76	%(b)	.79	%(b)	1.76	%(b)	.79	%(b)	8.72	%(c)
—	(.19)	$13.97	17.68%		$161	1.82%		.44%		1.83%		.43%		17.41%

—	—	$12.12	3.41	%(c)	$—	.00	%(b)(e)	.00	%(b)(e)	.00	%(b)(e)	(.00	)%(b)(e)	24.33	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Loss	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$12.68	.03	.87	.90	—	(.10)
For the year ended October 31, 2006	$11.45	(.04)	1.29	1.25	—	(.02)
For the year ended October 31, 2005	$10.38	(.06)	1.13	1.07	—	—
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$10.00	(.04)	.42	.38	—	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$12.40	(.04)	.87	.83	—	(.10)
For the year ended October 31, 2006	$11.28	(.14)	1.28	1.14	—	(.02)
For the year ended October 31, 2005	$10.30	(.12)	1.10	.98	—	—
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$10.00	(.08)	.38	.30	—	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$12.40	(.05)	.89	.84	—	(.10)
For the year ended October 31, 2006	$11.29	(.15)	1.28	1.13	—	(.02)
For the year ended October 31, 2005	$10.31	(.12)	1.10	.98	—	—
For the period from December 10, 2003
(commencement of operations) through October 31, 2004	$10.00	(.08)	.39	.31	—	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$12.65	(.02)	.89	.87	—	(0.10)
For the period from April 21, 2006
(commencement of operations) through October 31, 2006	$12.22	(.02)	.45	.43	—	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Amount is less that .00% due to rounding.

NORTH TRACK FUNDS, INC.

STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	(.10)	$13.48	7.16	%(c)	$31,893	.80	%(b)	.24	%(b)	.94	%(b)	.10	%(b)	3.11	%(c)
—	(.02)	$12.68	10.88%		$33,517	.80%		(.32)%		.89%		(.41)%		9.44%
—	—	$11.45	10.31%		$31,521	.80%		(.37)%		.96%		(.53)%		5.02%

—	—	$10.38	3.80	%(c)	$19,632	.80	%(b)	(.75	)%(b)	1.28	%(b)	(1.23	)%(b)	1.50	%(b)

—	(.10)	$13.13	6.76	%(c)	$21,288	1.55	%(b)	(.51	)%(b)	1.69	%(b)	(.65	)%(b)	3.11	%(c)
—	(.02)	$12.40	10.07%		$22,194	1.55%		(1.05)%		1.64%		(1.14)%		9.44%
—	—	$11.28	9.51%		$21,712	1.55%		(1.13)%		1.71%		(1.29)%		5.02%

—	—	$10.30	3.00	%(c)	$13,809	1.55	%(b)	(1.51	)%(b)	2.03	%(b)	(1.99	)%(b)	1.50	%(b)

—	(.10)	$13.14	6.84	%(c)	$13,461	1.55	%(b)	(.50	)%(b)	1.69	%(b)	(.64	)%(b)	3.11	%(c)
—	(.02)	$12.40	9.97%		$14,959	1.55%		(1.07)%		1.64%		(1.16)%		9.44%
—	—	$11.29	9.51%		$14,450	1.55%		(1.13)%		1.71%		(1.29)%		5.02%

—	—	$10.31	3.10	%(c)	$8,982	1.55	%(b)	(1.49	)%(b)	2.03	%(b)	(1.97	)%(b)	1.50	%(b)

—	(.10)	$13.42	6.94	%(c)	$38	1.23	%(b)	(.25	)%(b)	1.27	%(b)	(.29	)%(b)	3.11	%(c)

—	—	$12.65	3.52	%(c)	$32	1.19	%(b)(e)	(1.19	)%(b)(e)	1.21	%(b)(e)	(1.21	)%(b)(e)	9.44	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Loss	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$18.37	(.09)	1.01	.92	—	—
For the year ended October 31, 2006	$16.57	(.11)	1.91	1.80	—	—
For the year ended October 31, 2005	$14.06	(.12)	2.63	2.51	—	—
For the year ended October 31, 2004	$12.65	(.12)	1.53	1.41	—	—
For the year ended October 31, 2003	$10.60	(.11)	2.16	2.05	—	—
For the year ended October 31, 2002	$10.55	(.11)	.16	.05	—	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$17.37	(.17)	.96	.79	—	—
For the year ended October 31, 2006	$15.79	(.28)	1.86	1.58	—	—
For the year ended October 31, 2005	$13.49	(.24)	2.54	2.30	—	—
For the year ended October 31, 2004	$12.23	(.23)	1.49	1.26	—	—
For the year ended October 31, 2003	$10.33	(.20)	2.10	1.90	—	—
For the year ended October 31, 2002	$10.36	(.17)	.14	(.03)	—	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$17.57	(.15)	.95	.80	—	—
For the year ended October 31, 2006	$15.97	(.23)	1.83	1.60	—	—
For the year ended October 31, 2005	$13.65	(.20)	2.52	2.32	—	—
For the year ended October 31, 2004	$12.37	(.23)	1.51	1.28	—	—
For the year ended October 31, 2003	$10.45	(.18)	2.10	1.92	—	—
For the year ended October 31, 2002	$10.48	(.15)	.12	(.03)	—	—

Class R Shares
For the six months ended April 30, 2007 (Unaudited)	$18.27	(.12)	.99	.87	—	—
For the year ended October 31, 2006	$16.57	(.15)	1.85	1.70	—	—
For the period from September 21, 2005
(commencement of operations) through October 31, 2005	$16.03	(.02)	.56	.54	—	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

(0.07)	(0.07)	$19.22	5.06	%(c)	$182,560	1.36	%(b)	(.89	)%(b)	1.36	%(b)	(.89	)%(b)	15.03	%(c)
—	—	$18.37	10.86%		$184,239	1.36%		(.76)%		1.36%		(.76)%		21.93%
—	—	$16.57	17.85%		$100,553	1.40%		(.98)%		1.40%		(.98)%		19.67%
—	—	$14.06	11.15%		$50,825	1.54%		(1.16)%		1.54%		(1.16)%		26.31%
—	—	$12.65	19.34%		$33,805	1.57%		(1.19)%		1.57%		(1.19)%		30.07%
—	—	$10.60	0.47%		$22,497	1.56%		(1.23)%		1.56%		(1.23)%		18.71%

(0.07)	(0.07)	$18.09	4.60	%(c)	$18,918	2.11	%(b)	(1.63	)%(b)	2.11	%(b)	(1.63	)%(b)	15.03	%(c)
—	—	$17.37	10.01%		$23,823	2.11%		(1.49)%		2.11%		(1.49)%		21.93%
—	—	$15.79	17.05%		$22,947	2.15%		(1.73)%		2.15%		(1.73)%		19.67%
—	—	$13.49	10.30%		$16,810	2.30%		(1.91)%		2.30%		(1.91)%		26.31%
—	—	$12.23	18.39%		$14,253	2.33%		(1.94)%		2.33%		(1.94)%		30.07%
—	—	$10.33	(.29)%		$10,821	2.31%		(1.97)%		2.31%		(1.97)%		18.71%

(0.07)	(0.07)	$18.30	4.61	%(c)	$19,234	2.11	%(b)	(1.63	)%(b)	2.11	%(b)	(1.63	)%(b)	15.03	%(c)
—	—	$17.57	10.02%		$18,953	2.11%		(1.50)%		2.11%		(1.50)%		21.93%
—	—	$15.97	17.00%		$11,395	2.15%		(1.73)%		2.15%		(1.73)%		19.67%
—	—	$13.65	10.35%		$5,920	2.30%		(1.91)%		2.30%		(1.91)%		26.31%
—	—	$12.37	18.37%		$4,578	2.33%		(1.94)%		2.33%		(1.94)%		30.07%
—	—	$10.45	(.29)%		$2,706	2.30%		(1.96)%		2.30%		(1.96)%		18.71%

(0.07)	(0.07)	$19.07	4.81	%(c)	$1,237	1.84	%(b)	(1.37	)%(b)	1.84	%(b)	(1.37	)%(b)	15.03	%(c)
—	—	$18.27	10.26%		$1,137	1.86%		(1.26)%		1.86%		(1.26)%		21.93%

—	—	$16.57	3.37	%(c)	$413	1.88	%(b)	(1.58	)%(b)	1.88	%(b)	(1.59	)%(b)	19.67	%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

						Distributions
	Net Asset		Net Realized		Dividends	from
	Value,	Net	and Unrealized	Total from	from Net	Net Realized
	Beginning	Investment	Gains (Losses)	Investment	Investment	Capital Gains
	of Period	Income	on Investments	Operations	Income	on Investments
Class A Shares
For the six months ended April 30, 2007 (Unaudited)	$10.49	.19	(.06)	.13	(.19)	—
For the year ended October 31, 2006	$10.36	.37	.13	.50	(.37)	—
For the year ended October 31, 2005	$10.55	.37	(.19)	.18	(.37)	—
For the ten months ended October 31, 2004	$10.52	.30	.04	.34	(.31)	—
For the year ended December 31, 2003	$10.44	.40	.07	.47	(.39)	—
For the year ended December 31, 2002	$9.94	.40	.50	.90	(.40)	—
For the year ended December 31, 2001	$9.91	.42	.03	.45	(.42)	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$10.48	.15	(.06)	.09	(.15)	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—
For the period from January 6, 2003
(commencement of operations) through December 31, 2003	$10.39	.32	.12	.44	(.31)	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$10.48	.15	(.06)	.09	(.15)	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—
For the period from January 6, 2003
(commencement of operations) through December 31, 2003	$10.39	.32	.12	.44	(.31)	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (Continued)

						Ratio of Net		Ratio of Net
Distributions					Ratio of	Investment	Ratio of	Investment
in Excess		Net		Net	Net	Income	Expenses	Income (Loss)
of Net		Asset		Assets,	Expenses to	(Loss) to	(prior to	(prior to
Realized		Value,		End of	Average	Average	reimbursements)	reimbursements)	Portfolio
Capital	Total	End of	Total	Period	Net	Net	to Average	to Average	Turnover
Gains	Distributions	Period	Return(a)	(000s)	Assets(d)	Assets(d)	Net Assets	Net Assets	Rate

—	(.19)	$10.43	1.21	%(c)	$155,806	1.01	%(b)	3.55	%(b)	1.06	%(b)	3.50	%(b)	7.88	%(c)
—	(.37)	$10.49	4.89%		$154,008	1.08%		3.54%		1.08%		3.54%		6.27%
—	(.37)	$10.36	1.68%		$150,097	1.09%		3.48%		1.09%		3.48%		8.03%
—	(.31)	$10.55	3.26	%(c)	$150,891	1.07	%(b)	3.50	%(b)	1.13	%(b)	3.44	%(b)	9.23	%(c)
—	(.39)	$10.52	4.63%		$156,647	1.00%		3.77%		1.07%		3.70%		11.06%
—	(.40)	$10.44	9.26%		$145,947	1.10%		4.03%		1.10%		4.03%		8.02%
—	(.42)	$9.94	4.56%		$52,945	1.15%		4.14%		1.15%		4.14%		6.31%

—	(.15)	$10.42	0.84	%(c)	$3,590	1.76	%(b)	2.81	%(b)	1.81	%(b)	2.76	%(b)	7.88	%(c)
—	(.29)	$10.48	4.14%		$3,630	1.83%		2.79%		1.83%		2.79%		6.27%
—	(.29)	$10.35	0.86%		$3,535	1.84%		2.73%		1.84%		2.73%		8.03%
—	(.24)	$10.55	2.66	%(c)	$3,683	1.82	%(b)	2.75	%(b)	1.88	%(b)	2.69	%(b)	9.23	%(c)

—	(.31)	$10.52	4.33	%(c)	$2,940	1.74	%(b)	2.93	%(b)	1.85	%(b)	2.82	%(b)	11.06	%(b)

—	(.15)	$10.42	0.84	%(c)	$5,606	1.76	%(b)	2.81	%(b)	1.81	%(b)	2.76	%(b)	7.88	%(c)
—	(.29)	$10.48	4.14%		$4,631	1.83%		2.79%		1.83%		2.79%		6.27%
—	(.29)	$10.35	0.87%		$4,195	1.84%		2.73%		1.84%		2.73%		8.03%
—	(.24)	$10.55	2.66	%(c)	$3,491	1.82	%(b)	2.75	%(b)	1.88	%(b)	2.69	%(b)	9.23	%(c)

—	(.31)	$10.52	4.34	%(c)	$2,736	1.74	%(b)	2.94	%(b)	1.85	%(b)	2.83	%(b)	11.06	%(b)

The accompanying notes to financial statements are an integral part of this statement.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (Unaudited)

1.	Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, is a series company with ten funds: S&P 100 Index Fund, NYSE Arca Tech 100 Index Fund, Equity Income Fund (formerly Dow Jones Equity Income 100 Plus Fund), Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, Geneva Growth Fund, Wisconsin Tax-Exempt Fund, Large Cap Equity Fund and Cash Reserve Fund (individually “Fund”, collectively “Funds”).  This report contains information for all of the Funds, except the Cash Reserve Fund, for which information is provided in a separate report and the Large Cap Equity Fund, for which operations did not commence until May 1, 2007. The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

Each Fund offers Class A Shares, Class B Shares and Class C Shares, except that the Large Cap Equity Fund does not offer Class B Shares.  Class R Shares are available for all Funds, except the Wisconsin Tax-Exempt Fund.  As of May 1, 2007, Class I Shares are available for the Equity Income and Large Cap Equity Funds.  The NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have Class F Shares, which are only available for purchase by the Strategic Allocation Fund.  Each class represents interests in the same portfolio of investments of each Fund and are substantially the same in all respects, except that the classes are subject to different sales load structures and 12b-1 fees.

The following is a summary of the significant accounting policies of North Track.

(a)	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price as of the close of the New York Stock Exchange.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the last reported bid quotation.

Long-term fixed income securities are valued daily using quotations provided by an independent pricing service.

Short-term investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North Track’s Board of Directors.  This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Wisconsin Tax-Exempt Fund’s securities).  Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers and general market conditions.

(b)	Option Transactions

To the extent consistent with their investment objectives, the S&P 100 Index, NYSE Arca Tech 100 Index, Equity Income Fund, Dow Jones U.S. Health Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds may employ options strategies designed to hedge protectively against any anticipated adverse movements in the market values of its portfolio securities and to enhance return. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever a Fund does not own securities underlying an open option position sufficient to cover the position, or when a Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

As of April 30, 2007, portfolio securities valued at $948 were held in escrow by the broker as collateral against options written by the S&P 100 Index Fund.

There were no option contracts purchased or sold by any of the Funds during the six months ended April 30, 2007.

(c)	Futures Contracts

The S&P 100 Index, NYSE Arca Tech 100 Index, Equity Income, Dow Jones U.S. Health Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

(d)	Security Transactions

Security transactions are recorded on a trade date basis.  Interest income is recognized on an accrual basis.  Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Acquisition discount assumes a constant accretion to the expected maturity date.  Dividend income is recorded on the ex-dividend date.

(e)	Net Realized Gains and Losses

Net realized gains and losses on securities sales (including options and futures) are computed on the identified cost basis. Distributions received from long-term capital gains of registered investment companies are recorded as realized gains on investments. Total net realized gains (losses) on investments for the six months ended April 30, 2007, were comprised of the following:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Net realized gains (losses) on investments	$1,431,347	$(23,942,599)	$(53,182)	$1,987,784	$2,239,152	$797,659	$4,191,302	$76,696
Net realized gains (losses) on futures	27,740	31,685	—	—	—	—	—	—
Total net realized gains (losses) on investments	$1,459,087	$(23,910,914)	$(53,182)	$1,987,784	$2,239,152	$797,659	$4,191,302	$76,696

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

(f)	Federal Income Taxes

Provision has not been made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As of October 31, 2006, the Funds’ most recent fiscal year end, the net capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Expiration
2007	—	—	—	—	—	—	—	$2,600,239
2008	—	—	—	—	—	—	—	782,415
2009	—	—	—	—	—	—	—	1,235,804
2010	—	—	—	—	—	—	—	—
2011	—	$161,205	—	—	—	—	—	—
2012	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—
2014	—	59,806,748	—	$175,695	—	—	—	—
	—	$59,967,953	—	$175,695	—	—	—	$4,618,458

At October 31, 2006, the S&P 100 Index, Geneva Growth, and Wisconsin Tax-Exempt Funds used $1,949,612, $345,087, and $92,861 of capital loss carryforward, respectively.

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Undistributed ordinary income	$1,238,042	$—	$362,651	$—	$523,238	$13,967	$—	$68,908
Undistributed long-term capital gains	237,014	—	336,310	—	1,128,620	551,125	939,077	—
Accumulated earnings	1,475,056	—	698,961	—	1,651,858	565,092	939,077	68,908
Accumulated Capital and Other Losses	—	(59,967,953)	—	(175,695)	—	—	—	(4,618,458)
Net Unrealized Appreciation (Depreciation)
on Investments	52,538,311	(30,465,646)	2,276,180	14,510,303	17,595,040	11,202,202	49,825,418	5,245,628
Total Accumulated Earnings (Deficit)	$54,013,367	$(90,433,599)	$2,975,140	$14,334,608	$19,246,878	$11,767,294	$50,764,495	$696,078

During the period ended October 31, 2006, the tax character of distributions paid were as follows:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Ordinary Income	$1,400,048	—	$531,822	—	$809,737	$92,579	—	—
Long-Term Capital Gains	—	—	9,383	$870,526	334,151	—	—	—

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Undistributed ordinary income	$1,165,125	$—	$88,248	$—	$627,491	$—	$—	$20,668
Undistributed long-term capital gains	—	—	9,383	870,521	331,695	92,582	—	—
Accumulated earnings	1,165,125	—	97,631	870,521	959,186	92,582	—	20,668
Accumulated Capital and Other Losses	(1,949,612)	(161,205)	—	—	—	—	(345,087)	(4,711,319)
Net Unrealized Appreciation (Depreciation)
on Investments	33,826,053	(117,910,321)	(450,993)	7,838,155	8,186,565	4,955,849	31,608,999	3,247,432
Total Accumulated Earnings (Deficit)	$33,041,566	$(118,071,526)	$(353,362)	$8,708,676	$9,145,751	$5,048,431	$31,263,912	$(1,443,219)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

During the period ended October 31, 2005, the tax character of distributions paid were as follows:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Ordinary Income	$2,216,503	—	$74,498	—	$400,075	—	—	—
Long-Term Capital Gain	—	—	—	$234,153	139,547	—	—	—

The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes.

Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g)	Expenses

Expenses associated with a specific North Track Fund are charged to that Fund. Common expenses are allocated between the Funds based upon the ratio of the net assets of each Fund to the combined net assets of the Funds, or other equitable means.

Expenses directly attributable to a class of shares, which presently only include 12b-l distribution and service fees, are recorded to the specific class.

(h)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly for the Wisconsin Tax-Exempt Fund. Dividends from net investment income, if any, are declared and paid annually for the S&P 100 Index Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S Financial 100 Plus Fund, Strategic Allocation Fund and Geneva Growth Fund and quarterly for the Equity Income Fund.  Distributable net capital gains, if any, are declared and distributed at least annually.

(i)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Funds’ 2008 financial statements, if any, has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FASB 157, and the impact of this standard on the Fund’s financial statements, if any, has not yet been determined.

2.	Investment Advisory Agreement and Other Transactions with Related Parties —

Ziegler Capital Management, LLC (“ZCM”) is investment advisor for all of the Funds covered in this report pursuant to an Investment Advisory Agreement (“Agreement”).  ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc. Certain officers and directors of North Track are affiliated with ZCM. Under the Agreement, the S&P 100 Index Fund pays ZCM a monthly fee at an annual rate of .575% of the first $20,000,000 of the Fund’s average daily net assets, .45% of the next $30,000,000, .40% of the next $50,000,000, .35% of the next $400,000,000 and .30% of average daily net assets over $500,000,000. Effective August 19, 2005, ZCM has voluntarily committed to reimburse expenses in the amount of 0.10% of average daily net assets. For the six months ended April 30, 2007,  ZCM reimbursed the S&P 100 Index Fund $72,822.

Under the Agreement, the NYSE Arca Tech 100 Index Fund pays ZCM a monthly fee at an annual rate of .50% of the first $50,000,000 of the Fund’s average daily net assets, .30% of the next $200,000,000, .25% of the next $250,000,000, and .20% of average daily net assets in excess of $500,000,000.

Under the Agreement, the Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund, each pay ZCM a monthly fee at an annual rate of .55% of the first $100,000,000 of such Fund’s average daily net assets, .50% of the next $400,000,000, and .45% of average daily net assets in excess of $500,000,000.  ZCM has contractually committed to waive fees and/or reimburse expenses through February 28, 2008, so that annual operating expenses during this period will not exceed 1.35% for Class A shares, 2.10% for Class B and C shares and 1.85% for Class R shares for the Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund.  ZCM has also contractually committed to waive fees and/or reimburse expenses through February 28, 2008 for the Equity Income Fund, so that operating expenses during this period will not exceed 1.15% for Class A shares, 1.90% for Class B and C shares, and 1.65% for Class R shares.  For the six months ended April 30, 2007, ZCM reimbursed the Dow Jones U.S. Health Care 100 Plus Fund, the Dow Jones U.S. Financial 100 Plus Fund, and the Equity Income Fund $6,256, $0 and $40,115, respectively.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Under the Agreement, the Strategic Allocation Fund pays ZCM a monthly fee at an annual rate of .10% of the Fund’s average daily net assets.  ZCM has contractually committed to waive fees and/or reimburse expenses through February 28, 2008, so that annual operating expenses for the Fund, prior to the addition of indirect expenses of underlying funds, during this period will not exceed .80% for Class A shares, 1.55% for Class B and C shares, and 1.30% for Class R shares.  For the six months ended April 30, 2007,  ZCM reimbursed the Fund $47,358.

Under the Agreement, the Geneva Growth Fund pays ZCM a monthly fee based on the Fund’s average daily net assets at an annual rate of .75% of the first $250,000,000 of the Fund’s average daily net assets, .70% of the next $250,000,000, and .65% on the average daily net assets in excess of $500,000,000. Under a Sub-Advisory Agreement, ZCM has retained Geneva Capital Management Ltd. (“Geneva”) to manage the Geneva Growth Fund. ZCM, in turn, pays Geneva 50% of the fee paid by the Geneva Growth Fund.

Under the Agreement, the Wisconsin Tax-Exempt Fund pays ZCM a monthly fee at an annual rate of .50% of the first $250,000,000 of the Fund’s average daily net assets, and .40% of the Fund’s average daily net assets in excess of $250,000.000. Effective October 1, 2006, ZCM has voluntarily committed to reimburse expenses in the amount of 0.05% of average daily net assets. For the six months ended April 30, 2007,  ZCM reimbursed the Wisconsin Tax-Exempt Fund $40,447.

B.C. Ziegler and Company (“BCZ”), a wholly owned subsidiary of The Ziegler Companies, Inc., provides administration and fund accounting services to the North Track Funds.  Under the Administration Agreement, each Fund pays BCZ a monthly fee based on .10% of the Funds’ average daily net assets.

Under the Accounting Agreement, each Fund pays BCZ a $13,000 annual fee, plus expenses, plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets, and .01% of the next $300 million of average daily net assets.  There is no additional charge for assets in excess of $500 million.

The fees incurred by the Funds for the administration and the accounting services for the six months ended are stated separately in the Statement of Operations.  Other expenses included in the Statement of Operations include $17,234 which is the Funds’ portion of the compensation paid to the Funds’ Chief Compliance Officer.

North Track has approved a Rule 12b-1 Distribution Plan (the “Plan”) with respect to Class A, Class B, Class C and Class R shares pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ.  Accordingly, the Funds make payments to BCZ at an annual rate of .25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the plan.  The payments provide compensation for distribution and servicing expense which include, but are not limited to, payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds.  Fees incurred by the Funds under the Plan during the six months ended April 30, 2007, are reflected in the Statements of Operations.

The net amount of sales charges deducted from the proceeds of the sale or redemption of capital shares which were retained by BCZ or paid to an affiliated broker-dealer for the six months ended April 30, 2007 was as follows:

	Contingent Deferred Sales Charge	Underwriter Commission	Dealer Commission
S&P 100 Index Fund	$1,097	$7,214	$6,911
NYSE Arca Tech 100 Index Fund	4,879	9,756	4,135
Equity Income Fund	1,279	18,744	25,994
Dow Jones U.S. Health Care 100 Plus Fund	692	2,257	1,449
Dow Jones U.S Financial 100 Plus Fund	664	2,087	689
Strategic Allocation Fund	7,474	7,101	2,135
Geneva Growth Fund	11,730	10,204	13,023
Wisconsin Tax-Exempt Fund	305	19,153	8,188
Total	$28,120	$76,516	$62,524

3.	Investment Transactions —

Purchases at cost and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2007 aggregated, were as follows:

	Purchases at Cost	Proceeds from Sales
S&P 100 Index Fund	$17,274,449	$20,880,076
NYSE Arca Tech 100 Index Fund	12,295,678	58,031,983
Equity Income Fund	13,085,024	2,699,172
Dow Jones U.S. Health Care 100 Plus Fund	8,947,024	16,743,524
Dow Jones U.S. Financial 100 Plus Fund	5,826,439	14,664,140
Strategic Allocation Fund	2,121,312	10,353,020
Geneva Growth Fund	33,349,976	58,831,607
Wisconsin Tax-Exempt Fund	12,584,916	13,465,542

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (for Federal income tax purposes) as of April 30, 2007 were as follows:

				Dow Jones	Dow Jones
		NYSE Arca		U.S.	U.S.
	S&P 100	Tech 100	Equity	Health Care	Financial	Strategic	Geneva	Wisconsin
	Index	Index	Income	100 Plus	100 Plus	Allocation	Growth	Tax-Exempt
Gross Unrealized Appreciation	$70,559,101	$109,785,964	$5,571,600	$21,265,745	$19,375,429	$14,672,873	$58,709,707	$4,593,844
Gross Unrealized Depreciation	(10,167,161)	(77,478,338)	(585,285)	(1,775,631)	(681,998)	—	(779,479)	(388,395)
Net Unrealized Appreciation/(Depreciation)	$60,391,940	$(32,307,626)	$4,988,315	$19,490,114	$18,693,431	$14,672,873	$57,930,228	$4,205,449
Cost of Investments	91,458,935	354,416,444	39,161,445	50,811,798	44,981,162	52,115,518	156,393,359	153,412,000

4.	Line of Credit —

North Track has available a line of credit of $15,000,000. Each Fund’s borrowings, by investment restriction, cannot exceed 10% of the total net assets excluding the borrowed amounts. Interest expense incurred by each Fund in connection with such borrowings was not material during the period. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line.  Each Fund’s policies allow borrowings only for temporary or emergency purposes.  Total available capacity under the North Track line of credit was $14,900,000 at April 30, 2007.  The average interest rate paid on outstanding borrowings was 7.75% for the six-month period ended April 30, 2007.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

5.	Securities Lending —

The Funds may lend securities in order to earn additional income.  Each Fund receives cash collateral which at all times is maintained in an amount equal to at least 102% of the market value of the loaned securities.  North Track also continues to receive interest or dividends on the securities loaned.  The cash collateral is invested in cash equivalents authorized by the Funds.  The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios.  Invested collateral must also meet maturity requirements.  The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.  Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be attributed to the Funds that loaned the securities.  As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

As of April 30, 2007, the S&P 100 Index, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and Geneva Growth Funds had on loan securities valued at $1,770,994, $59,830,192, $3,535,780, $4,318,960, and $75,560,415, respectively, and collateral of $1,854,827, $62,265,971, $3,636,279. $4,449,822, and $77,636,265, respectively.

6.	Capital Share Transactions —

(a)
North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into ten series:  S&P 100 Index Fund, NYSE Arca Tech 100 Index Fund, Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund,  Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, Geneva Growth Fund, Wisconsin Tax-Exempt Fund, Cash Reserve Fund and Large Cap Equity Fund (commencement of operations on May 1, 2007).  Each Fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares.  In addition, each Fund (other than the Large Cap Equity Fund) has designated Class B (contingent deferred sales charge) shares and each Fund has designated Class C (contingent deferred sales charge) shares.  With the exception of the Wisconsin Tax-Exempt Fund and the Cash Reserve Fund, each Fund has also designated Class R shares.  As of May 1, 2007, the Equity Income and Large Cap Equity Funds also have Class I Shares.  The NYSE Arca Tech 100 Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund have designated Class F Shares which are available only to the Strategic Allocation Fund.  The authorized shares of common stock may be allocated to any of the above Funds or to new funds as determined by the Board of Directors. The shares of each Fund have equal rights and privileges with all other shares of that Fund.

(b)	Capital share activity during the periods ended October 31, 2006 and April 30, 2007, were as follows:

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class A Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	143,941	$4,905,750	2,481,936	$60,398,939	952,696	$10,067,547	442,395	$5,246,405
Shares issued in distributions	36,830	1,184,829	—	—	29,281	305,344	26,569	315,105
Shares redeemed	(840,498)	(27,724,513)	(3,868,298)	(92,047,340)	(192,736)	(1,977,544)	(903,091)	(10,621,400)
Net increase(decrease)	(659,727)	$(21,633,934)	(1,386,362)	$(31,648,401)	789,241	$8,395,347	(434,127)	$(5,059,890)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class A Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	340,149	$4,460,963	662,765	$8,001,118	5,427,803	$95,275,481	1,534,409	$15,883,140
Shares issued in distributions	31,567	397,179	3,318	39,845	—	—	376,892	3,912,791
Shares redeemed	(498,451)	(6,492,660)	(774,907)	(9,359,667)	(1,465,157)	(26,104,454)	(1,725,120)	(17,889,031)
Net increase(decrease)	(126,735)	$(1,634,518)	(108,824)	$(1,318,704)	3,962,646	$69,171,027	186,181	$1,906,900

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class B Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	19,662	$637,111	120,355	$2,779,026	425,459	$4,509,477	51,322	$586,275
Shares issued in distributions	2,761	87,142	—	—	9,189	95,391	11,978	137,148
Shares redeemed	(324,806)	(10,565,273)	(924,381)	(20,732,085)	(70,565)	(773,003)	(283,367)	(3,209,200)
Net increase(decrease)	(302,383)	$(9,841,020)	(804,026)	$(17,953,059)	364,083	$3,831,865	(220,067)	$(2,485,777)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class B Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	34,489	$447,729	212,879	$2,539,295	263,060	$4,513,361	56,110	$579,841
Shares issued in distributions	7,789	97,539	2,315	27,365	—	—	5,017	52,062
Shares redeemed	(145,598)	(1,881,609)	(349,272)	(4,137,344)	(344,736)	(5,800,139)	(56,357)	(584,360)
Net increase(decrease)	(103,320)	$(1,336,341)	(134,078)	$(1,570,684)	(81,676)	$(1,286,778)	4,770	$47,543

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class C Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	17,305	$571,696	178,714	$4,151,758	334,850	$3,555,469	101,617	$1,164,661
Shares issued in distributions	363	11,526	—	—	5,066	53,032	10,745	123,136
Shares redeemed	(185,490)	(5,966,189)	(519,073)	(11,816,580)	(22,032)	(229,784)	(180,413)	(2,043,440)
Net increase(decrease)	(167,822)	$(5,382,967)	(340,359)	$(7,664,822)	317,884	$3,378,717	(68,051)	$(755,643)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class C Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	81,379	$1,041,751	339,204	$4,036,029	534,535	$9,298,047	137,362	$1,424,435
Shares issued in distributions	9,052	112,929	1,598	18,906	—	—	8,399	87,108
Shares redeemed	(150,178)	(1,935,409)	(414,865)	(4,913,508)	(169,252)	(2,834,567)	(109,303)	(1,129,793)
Net increase(decrease)	(59,747)	$(780,729)	(74,063)	$(858,573)	365,283	$6,463,480	36,458	$381,750

	Dow Jones U.S.		NYSE Arca Tech		Dow Jones U.S.
Class F Shares	Financial 100 Plus		100 Index		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	201,014	$2,585,767	85,589	$2,115,323	178,478	$2,115,323
Shares issued in distributions	—	—	—	—	—	—
Shares redeemed	(267,718)	(3,566,640)	(150,379)	(3,572,027)	(294,911)	(3,521,395)
Net increase(decrease)	(66,704)	$(980,873)	(64,790)	$(1,456,704)	(116,433)	$(1,406,072)

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class R Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	11,658	$389,082	37,939	$935,746	5,066	$55,274	13,805	$165,831
Shares issued in distributions	1	40	—	—	25	276	6	80
Shares redeemed	(654)	(21,500)	(19,334)	(482,304)	—	—	(722)	(8,827)
Net increase(decrease)	11,005	$367,622	18,605	$453,442	5,091	$55,550	13,089	$157,084

	Dow Jones U.S.		Strategic		Geneva
Class R Shares	Financial 100 Plus		Allocation*		Growth
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2006
Shares issued	12,187	$159,999	2,527	$30,234	46,695	$854,683
Shares issued in distributions	—	—	—	—	—	—
Shares redeemed	(645)	(8,967)	—	—	(9,374)	(167,048)
Net increase(decrease)	11,542	$151,032	2,527	$30,234	37,321	$687,635
*	First trade April 21, 2006

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class A Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	357,395	$13,485,458	946,001	$24,196,460	728,291	$8,469,691	115,838	$1,461,148
Shares issued in distributions	39,864	1,482,774	—	—	59,463	680,853	—	—
Shares redeemed	(279,344)	(10,367,757)	(1,892,808)	(48,414,584)	(152,598)	(1,777,371)	(397,228)	(5,019,119)
Net increase(decrease)	117,915	$4,600,475	(946,807)	$(24,218,124)	635,156	$7,373,173	(281,390)	$(3,557,971)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class A Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	91,494	$1,309,298	145,559	$1,890,637	1,815,774	$33,768,765	919,936	$9,620,607
Shares issued in distributions	42,508	612,721	19,683	252,144	39,245	707,194	192,680	2,014,189
Shares redeemed	(281,335)	(4,013,518)	(442,990)	(5,744,985)	(2,383,978)	(44,358,848)	(852,847)	(8,918,701)
Net increase(decrease)	(147,333)	$(2,091,499)	(277,748)	$(3,602,204)	(528,959)	$(9,882,889)	259,769	$2,716,095

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class B Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	13,386	$482,609	21,514	$513,847	290,533	$3,364,359	19,075	$230,633
Shares issued in distributions	5,016	182,813	—	—	21,693	246,883	—	—
Shares redeemed	(188,492)	(6,841,633)	(694,015)	(16,586,677)	(159,025)	(1,839,365)	(139,286)	(1,687,257)
Net increase(decrease)	(170,090)	$(6,176,211)	(672,501)	$(16,072,830)	153,201	$1,771,877	(120,211)	$(1,456,624)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class B Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	7,592	$107,950	41,162	$519,064	32,330	$569,046	22,985	$239,668
Shares issued in distributions	13,176	188,201	13,457	168,485	5,266	89,582	2,757	28,803
Shares redeemed	(96,206)	(1,367,521)	(223,609)	(2,828,157)	(363,817)	(6,390,074)	(27,545)	(287,816)
Net increase(decrease)	(75,438)	$(1,071,370)	(168,990)	$(2,140,608)	(326,221)	$(5,731,446)	(1,803)	$(19,345)

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class C Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	5,708	$207,873	43,126	$1,051,561	182,877	$2,112,552	31,743	$382,818
Shares issued in distributions	715	26,228	—	—	17,002	193,757	—	—
Shares redeemed	(23,799)	(866,520)	(154,111)	(3,763,286)	(34,643)	(401,009)	(83,929)	(1,014,258)
Net increase(decrease)	(17,376)	$(632,419)	(110,985)	$(2,711,725)	165,236	$1,905,300	(52,186)	$(631,440)

	Dow Jones U.S.		Strategic		Geneva		Wisconsin
Class C Shares	Financial 100 Plus		Allocation		Growth		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	19,443	$274,887	76,409	$968,549	161,217	$2,862,479	140,105	$1,465,396
Shares issued in distributions	14,883	211,576	8,730	109,296	4,475	77,018	4,803	50,156
Shares redeemed	(46,186)	(650,201)	(266,449)	(3,374,876)	(193,594)	(3,439,069)	(48,809)	(508,872)
Net increase(decrease)	(11,860)	$(163,738)	(181,310)	$(2,297,031)	(27,902)	$(499,572)	96,099	$1,006,680

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

	Dow Jones U.S.		NYSE Arca Tech		Dow Jones U.S.
Class F Shares	Financial 100 Plus		100 Index		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	17,748	$258,127	43,304	$1,099,154	60,931	$764,031
Shares issued in distributions	—	—	—	—	—	—
Shares redeemed	(304,437)	(4,360,650)	(116,300)	(2,989,568)	(236,102)	(3,002,801)
Net increase(decrease)	(286,689)	$(4,102,523)	(72,996)	$(1,890,414)	(175,171)	$(2,238,770)

	S&P		NYSE Arca Tech		Equity		Dow Jones U.S.
Class R Shares	100 Index		100 Index		Income		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	1,098	$40,192	3,881	$98,679	1,013	$11,886	1,687	$21,254
Shares issued in distributions	83	3,058	—	—	203	2,345	—	—
Shares redeemed	(5,034)	(183,886)	(4,612)	(116,649)	(3)	(36)	(190)	(2,379)
Net increase(decrease)	(3,853)	$(140,636)	(731)	$(17,970)	1,213	$14,195	1,497	$18,875

	Dow Jones U.S.		Strategic		Geneva
Class R Shares	Financial 100 Plus		Allocation		Growth
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended April 30, 2007
Shares issued	1,611	$22,665	312	$4,061	9,258	$171,415
Shares issued in distributions	323	4,602	21	267	259	4,635
Shares redeemed	(537)	(7,764)	—	—	(6,860)	(125,707)
Net increase(decrease)	1,397	$19,503	333	$4,328	2,657	$50,343

(c)
For the S&P 100 Index, NYSE Arca Tech 100 Index, Equity Income, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus, Strategic Allocation and Geneva Growth Funds, the maximum offering price per Class A Share is computed based on a maximum front-end sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

For the Wisconsin Tax-Exempt Fund, the maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.62% of the net asset value. For this Fund, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

7.	Affiliated Company Transactions —

The Strategic Allocation Fund invests solely in the Class F shares of the Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and the NYSE Arca Tech 100 Index Fund (collectively, the “affiliated underlying funds”). Class F shares are only available for purchase by the Strategic Allocation Fund. The capital share activity for Class F shares of each affiliated underlying fund is disclosed in Note 6 to the financial statements and the distributions received from each affiliated underlying fund class F shares is disclosed in the statement of changes in net assets.

The Strategic Allocation Fund’s realized gain/loss received for the six months ended April 30, 2007 from the Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and the NYSE Arca Tech 100 Index Fund is $197,518, $533,147, and  $66,994, respectively.

8.	Futures Contracts —

Futures contracts activity for the six months ended April 30, 2007 for the S&P 100 Index and NYSE Arca Tech 100 Index Funds, respectively, was as follows:

		Aggregate Face
	Number of	Value of
	Contracts	Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2006	13	$876,540
Contracts opened	142	10,218,585
Contracts closed	(141)	(10,051,180)
Outstanding at April 30, 2007	14	$1,043,945

NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2006	8	$1,380,080
Contracts opened	196	35,353,375
Contracts closed	(195)	(35,027,215)
Outstanding at April 30, 2007	9	$1,706,240

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at April 30, 2007, for each Fund were as follows:

	Number of	Unrealized
	Contracts	Appreciation / (Depreciation)
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures expiring June 2007	14	$(2,065)

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures expiring June 2007	9	$(14,915)

The Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund had no futures contract activity during the period ended April 30, 2007.

EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

For each fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

S&P 100 Index Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,069.50	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.21

Class B
Actual	$1,000.00	$1,065.40	$9.22
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00

Class C
Actual	$1,000.00	$1,065.20	$9.22
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00

Class R
Actual	$1,000.00	$1,066.30	$7.94
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75

*
Expenses are equal to the annualized expense ratio for each class (A: 1.04%; B: 1.80%; C: 1.80%; R: 1.55%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

EXPENSE INFORMATION (Unaudited) (Continued)

NYSE Arca Tech 100 Index Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,085.90	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06

Class B
Actual	$1,000.00	$1,081.90	$9.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80

Class C
Actual	$1,000.00	$1,081.70	$9.08
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80

Class F
Actual	$1,000.00	$1,087.40	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.81

Class R
Actual	$1,000.00	$1,083.20	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$7.52

*
Expenses are equal to the annualized expense ratio for each class (A: .1.01%; B: 1.76%; C: 1.76%; F: .76%; R: 1.50%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,086.30	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class B
Actual	$1,000.00	$1,082.70	$9.81
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49

Class C
Actual	$1,000.00	$1,081.60	$9.81
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49

Class R
Actual	$1,000.00	$1,083.80	$8.32
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05

*
Expenses are equal to the annualized expense ratio for each class (A: 1.15%; B: 1.90%; C: 1.89; R: 1.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

EXPENSE INFORMATION (Unaudited) (Continued)

Dow Jones U.S. Health Care 100 Plus Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,085.10	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71

Class B
Actual	$1,000.00	$1,081.10	$10.78
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44

Class C
Actual	$1,000.00	$1,081.00	$10.78
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44

Class F
Actual	$1,000.00	$1,086.10	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46

Class R
Actual	$1,000.00	$1,082.40	$9.14
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85

*
Expenses are equal to the annualized expense ratio for each class (A: 1.34%; B: 2.09%; C: 2.09%; F: 1.09%; R: 1.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Dow Jones U.S. Financial 100 Plus Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,050.60	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61

Class B
Actual	$1,000.00	$1,046.40	$10.50
Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34

Class C
Actual	$1,000.00	$1,047.00	$10.51
Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34

Class F
Actual	$1,000.00	$1,051.50	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

Class R
Actual	$1,000.00	$1,048.60	$8.94
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80

*
Expenses are equal to the annualized expense ratio for each class (A: 1.32%; B: 2.07%; C: 2.07%; F: 1.07%; R: 1.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

EXPENSE INFORMATION (Unaudited) (Continued)

Strategic Allocation Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,071.60	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

Class B
Actual	$1,000.00	$1,067.60	$7.95
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75

Class C
Actual	$1,000.00	$1,068.40	$7.95
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75

Class R
Actual	$1,000.00	$1,069.40	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

*
Expenses are equal to the annualized expense ratio for each class (A: .80%; B: 1.55%; C: 1.55%; R: 1.23%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Geneva Growth Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,050.60	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80

Class B
Actual	$1,000.00	$1,046.60	$10.71
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.54

Class C
Actual	$1,000.00	$1,046.70	$10.71
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.54

Class R
Actual	$1,000.00	$1,048.10	$9.34
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20

*
Expenses are equal to the annualized expense ratio for each class (A: 1.36%; B: 2.11%; C: 2.11%; R: 1.84%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Wisconsin Tax-Exempt Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class A
Actual	$1,000.00	$1,012.10	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06

Class B
Actual	$1,000.00	$1,008.40	$8.76
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80

Class C
Actual	$1,000.00	$1,008.40	$8.76
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80

*
Expenses are equal to the annualized expense ratio for each class (A: 1.01%; B: 1.76%; C: 1.76%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MATTERS SUBMITTED TO SHAREHOLDER VOTE

On April 30, 2007, a Special Meeting of Shareholders for all series of North Track Funds, Inc. (“North Track”) was held to consider the proposals described below.  All proposals related to the North Track S&P 100 Index Fund, Dow Jones Equity Income 100 Plus Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Wisconsin Tax-Exempt Fund were approved at this Meeting.  With regard to the North Track NYSE Arca Tech 100 Index Fund, Strategic Allocation Fund and Geneva Growth Fund, the Special Meeting of Shareholders was adjourned until June 4, 2007, at which time the proposal(s) were passed. A description of the proposals and number of shares voted were as follows:

1.	A new investment advisory agreement with Ziegler Capital Management, LLC (shareholders of all North Track Funds).

		Shares
	Shares Eligible	Represented	Shares	Shares
	to Vote*	at Meeting	Voted For	Voted Against	Abstentions
S&P 100 Index Fund	3,935,954	2,080,101	1,935,445	29,987	114,668
NYSE Arca Tech 100 Index Fund	15,208,614	7,828,089	7,313,831	132,545	381,713
Dow Jones Equity Income 100 Plus Fund	3,525,419	1,786,918	1,684,109	40,337	62,471
Dow Jones U.S. Health Care 100 Plus Fund	5,552,326	3,176,446	3,111,321	19,894	45,230
Dow Jones U.S. Financial 100 Plus Fund	4,620,865	2,696,180	2,651,771	13,591	30,817
Strategic Allocation Fund	5,239,696	2,786,104	2,601,420	47,296	137,388
Geneva Growth Fund	11,746,808	6,370,122	6,063,254	89,687	217,181
Wisconsin Tax-Exempt Fund	15,540,474	9,847,442	9,271,994	252,451	322,996

*	Shares eligible to vote were determined as of the close of business on March 5, 2007 (the “Record Date”).

2.	A new sub-advisory agreement with Geneva Capital Management Ltd. (Geneva Growth Fund shareholders only).

		Shares
	Shares Eligible	Represented	Shares	Shares
	to Vote*	at Meeting	Voted For	Voted Against	Abstentions
Geneva Growth Fund	11,746,808	6,370,122	6,083,734	73,895	212,493

*	Shares eligible to vote were determined as of the close of business on March 5, 2007 (the “Record Date”).

3.	A proposal to change the investment objective of the Dow Jones Equity Income 100 Plus Fund (Dow Jones Equity Income 100 Plus Fund shareholders only).

		Shares
	Shares Eligible	Represented	Shares	Shares
	to Vote*	at Meeting	Voted For	Voted Against	Abstentions
Dow Jones Equity Income 100 Plus Fund	3,525,419	1,786,918	1,646,155	75,606	65,156

*	Shares eligible to vote were determined as of the close of business on March 5, 2007 (the “Record Date”).

PROXY VOTING

A copy of the policies and procedures that North Track uses to vote proxies relating to portfolio securities is attached to the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov. In addition, information regarding how the funds actually voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge and upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

North Track Funds, Inc.

1-800-826-4600
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Investment Advisors

Ziegler Capital Management, LLC
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Geneva Capital Management Ltd.
(Sub-Advisor to the Geneva Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

Officers and Directors

Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
Cornelia Boyle, Director
John J. Mulherin, Director
Brian K. Andrew, President
Caroline Probst, CFO and Treasurer
Elizabeth A. Watkins, Chief Compliance Officer
Sarah Schott, Secretary
Vinita Paul, Assistant Secretary

Distributor

B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Accounting/Pricing Agent

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Transfer and Dividend Disbursing Agent

PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian

Union Bank of California
350 California Street
San Francisco, California 94104

Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

250 East Wisconsin Avenue  |  Suite 2000  |  Milwaukee, WI 53202-4298

SEMIANNUAL REPORT

Shareholder Information
800 826 4600
www.northtrackfunds.com

This report was prepared for the
information of shareholders of
North Track Funds, Inc., and may not be
used in connection with the offering of
securities unless preceded or accompanied
by a current prospectus.

NT344-6/07

NORTH TRACK FUNDS
SEMIANNUAL REPORT TO SHAREHOLDERS (UNAUDITED)

APRIL 30, 2007

CASH RESERVE FUND

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

PRESIDENT’S LETTER
SEMIANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 2007 (Unaudited)

June 22, 2007

Dear Shareholder:

I am pleased to provide you with the Semiannual Report for the North Track Cash Reserve Fund for the six months ended April 30, 2007.  I hope you take a few minutes to review this information and find it useful in monitoring your investment.

On May 1, 2007, North Track Funds, Inc. launched a new fund, the Large Cap Equity Fund.  This Fund replicates an investment strategy that the advisor for North Track Funds has used to manage separate institutional client accounts for almost five years.  The Fund takes advantage of general investor tendencies to push security prices to extremes, away from their fair value.  Identifying these miss-priced securities provides us with opportunities.

The investment objective for the North Track Equity Income Fund was also recently altered to take advantage of such investor tendencies and opportunities.

These two changes offer us the opportunity to provide active equity investment strategies to the mutual fund investing public.  North Track’s Cash Reserve Fund, as a money market vehicle, can be used in conjunction with these and other North Track Funds.  We invite you to contact your financial consultant or call us directly at 1-800-826-4600 to learn more about the North Track Family of Funds.  Our website, www.northtrackfunds.com, also contains information about the funds.

Thank you for your continued confidence in North Track Funds, and as always, we welcome your questions or comments.

Best Regards,

Brian K. Andrew, CFA
President and CEO

This report contains information for existing shareholders of the North Track Cash Reserve Fund.  It does not constitute an offer to sell.  If an investor wishes to receive more information about the Cash Reserve Fund or other North Track Funds, the investor should obtain a Prospectus, which includes a discussion of each Funds’ investment objectives and risks and all sales charges and expenses of the relevant Fund.  A Prospectus can be obtained by calling us at 1-800-826-4600.  Please read the relevant Prospectus carefully before investing in any of the North Track Funds.

Cautionary Note on Forward-Looking Statements

Some of the matters discussed in this report are forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995.  These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in its current Prospectus, such as market, objective, industry, credit and interest rate risks, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully.  Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance.  The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

Portfolio Holdings

The Cash Reserve Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

2

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

SEMIANNUAL REPORT COMMENTARY
APRIL 30, 2007 (Unaudited)

As of April 30, 2007, the average maturity of the Fund was 58 days as compared to 56 days at the Fund’s fiscal year-end of October 31, 2006. In 2006, the average maturity of the Fund’s portfolio was extended to take advantage of the steepness of the short-end of the yield curve in comparison to the overall yield curve. Over the last six months, we have seen the yield curve flatten as the market began to anticipate a possible lowering of rates by the Federal Reserve.

During the six months ended April 30, 2007, there has been little change in the weightings across the various sectors. Many of the relative value relationships have not changed during the period. Commercial paper and corporate bonds and notes still provide a yield advantage over U.S. Agency issues. As of April 30, 2007, the Fund invested 62.1% in commercial paper, 19.0% in corporate bonds and 13.2% in U.S. Agency issues. The remaining 5.7% was invested in an overnight time deposit or money market fund for liquidity purposes.

As we look forward to the next six months, we believe the Federal Reserve will be on hold. We think that short-term rates will remain relatively stable in the near-term and will continue to react and digest the economic data. The Federal Reserve seems happy to sit on the sidelines and allow the economy to provide a clearer picture before acting. We continue to review the shape of the yield curve and focus on sectors that may offer a yield advantage. Sectors that react more favorably than others may see an increased weighting.

Asset Allocation as of April 30, 2007 as a Percent of Net Assets (Unaudited)

*  Includes overnight time deposits, short-term investments and net other assets.
3

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (Unaudited)

Principal		Maturity	Interest
Amount	Description	Date	Rate		Value

U.S. GOVERNMENT AGENCY SECURITIES — 13.2%

FEDERAL HOME LOAN BANK (“FHLB”)
$2,000,000	FHLB Structured Note Step Coupon	10/26/07	4.250%		$1,992,413
2,940,000	FHLB Note	10/18/07	3.500%		2,916,461
1,000,000	FHLB Note - monthly reset	10/18/07	4.450	%(a)	996,760
5,000,000	FHLB Note	08/15/07	3.750%		4,978,382
600,000	FHLB Note	05/18/07	3.250%		599,450
	Total Federal Home Loan Bank				11,483,466

FEDERAL HOME LOAN MORTGAGE CORPORATION (“FHLMC”)
2,000,000	FHLMC Note	09/18/07	2.875%		1,981,772
1,975,000	FHLMC Note	05/18/07	3.250%		1,973,187
	Total Federal Home Loan Mortgage Corporation				3,954,959

FEDERAL NATIONAL MORTGAGE ASSOCIATION (“FNMA”)
4,500,000	FNMA Note	08/03/07	4.750%		4,493,256
3,500,000	FNMA Note	07/15/07	4.250%		3,492,309
4,000,000	FNMA Discount Note	05/30/07	5.105%		3,983,550
3,500,000	FNMA Discount Note	05/04/07	5.130%		3,498,504
	Total Federal Home Loan Mortgage Corporation				15,467,619
	TOTAL U.S. GOVERNMENT AGENCY SECURITIES				30,906,044

CORPORATE SECURITIES — 81.1%

BONDS AND NOTES — 19.0%
3,500,000	Bank of America Global Notes	01/15/08	3.875%		3,465,711
4,603,000	Bear Stearns Company Global Notes	01/31/08	4.000%		4,559,335
3,505,000	Chevron Texaco Global Notes	09/17/07	3.500%		3,482,442
1,715,000	Citigroup, Inc. Global Notes	02/01/08	3.500%		1,694,453
3,500,000	EI du Pont Nemour Global Notes	11/15/07	3.375%		3,465,966
4,000,000	EI du Pont Nemour Domestic Notes	09/01/07	6.750%		4,017,830
1,600,000	FleetBoston Financial Corporation Domestic MTN Notes	11/30/07	4.200%		1,591,047
3,500,000	FPL Group Domestic Notes	02/16/08	5.551%		3,505,550
3,500,000	IBM Corporation Domestic Notes	08/01/07	6.450%		3,509,661
4,198,000	JP Morgan Chase Global Notes	05/30/07	5.250%		4,197,170
4,102,000	Lehman Brothers Holding Global Notes	06/15/07	8.250%		4,115,706
805,000	Lehman Brothers Holding Domestic Notes	05/01/07	8.500%		805,000
1,250,000	Merrill Lynch Domestic Notes	06/01/07	8.000%		1,252,760
1,325,000	Wells Fargo & Company	03/10/08	4.125%		1,312,501
1,495,000	Wells Fargo & Company	10/15/07	3.750%		1,484,876
2,005,000	Wells Fargo & Company Global Notes	06/12/07	4.875%		2,003,795
	Total Corporate Bonds and Notes				44,463,803

COMMERCIAL PAPER — 62.1%
5,000,000	American Express Credit Corporation	05/24/07	5.230%		4,983,293
4,000,000	American Express Credit Corporation	05/18/07	5.230%		3,990,121
5,000,000	American General Finance Corporation	06/13/07	5.220%		4,968,825
4,000,000	American General Finance Corporation	05/25/07	5.240%		3,986,027
4,000,000	American Honda Finance Corporation	05/02/07	5.220%		3,999,420
4,000,000	Cargill, Inc.	05/30/07	5.240%		3,983,116
3,484,000	Cargill, Inc.	05/23/07	5.265%		3,472,792
3,000,000	CIT Group Holding, Inc.	08/09/07	5.190%		2,956,750
3,000,000	CIT Group Holding, Inc.	07/03/07	5.170%		2,972,857
4,000,000	CIT Group Holding, Inc.	06/07/07	5.230%		3,978,499
4,000,000	Citigroup Funding	06/14/07	5.240%		3,974,382
4,000,000	Citigroup Funding	05/22/07	5.250%		3,987,750
3,000,000	Danske Corporation	05/16/07	5.250%		2,993,438
4,000,000	Danske Corporation	05/14/07	5.240%		3,992,431
2,700,000	Danske Corporation	05/07/07	5.245%		2,697,640
3,394,000	Florida Power and Light Company	05/16/07	5.270%		3,386,547
4,000,000	Florida Power and Light Company	05/04/07	5.280%		3,998,240
2,000,000	General Electric Capital Corporation	06/13/07	5.230%		1,987,506
Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.
4

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2007 (Unaudited)

Principal		Maturity	Interest
Amount	Description	Date	Rate	Value

CORPORATE SECURITIES — 81.1% (Continued)

COMMERCIAL PAPER — 62.1% (Continued)
$4,250,000	General Electric Capital Corporation	05/23/07	5.230%	$4,236,417
4,000,000	General Electric Capital Corporation	05/03/07	5.230%	3,998,838
4,000,000	Harley-Davidson Funding	06/12/07	5.220%	3,975,640
3,300,000	Harley-Davidson Funding	06/11/07	5.210%	3,280,419
4,500,000	HSBC Finance Corporation	05/17/07	5.240%	4,489,520
5,000,000	HSBC Finance Corporation	05/15/07	5.240%	4,989,811
3,000,000	JP Morgan Chase	05/10/07	5.260%	2,996,055
2,293,000	JP Morgan Chase	05/02/07	5.230%	2,292,667
1,500,000	Marshall & Ilsley Corporation	06/22/07	5.260%	1,488,603
5,000,000	Marshall & Ilsley Corporation	06/20/07	5.260%	4,963,472
5,000,000	Prudential Funding Corporation	06/04/07	5.210%	4,975,397
4,000,000	Prudential Funding Corporation	05/07/07	5.230%	3,996,513
4,000,000	Royal Bank of Scotland	05/09/07	5.235%	3,995,347
3,000,000	Societe Generale	06/01/07	5.240%	2,986,463
4,000,000	Societe Generale	05/10/07	5.230%	3,994,770
2,400,000	Societe Generale	05/08/07	5.210%	2,397,568
5,000,000	Toyota Motor Credit Corporation	05/16/07	5.220%	4,989,125
4,100,000	Toyota Motor Credit Corporation	05/11/07	5.220%	4,094,055
2,000,000	UBS Finance (Delaware) LLC	07/20/07	5.230%	1,976,756
2,425,000	UBS Finance (Delaware) LLC	06/25/07	5.240%	2,405,586
3,000,000	UBS Finance (Delaware) LLC	05/25/07	5.245%	2,989,510
1,000,000	UBS Finance (Delaware) LLC	05/21/07	5.240%	997,089
2,100,000	UBS Finance (Delaware) LLC	05/01/07	5.250%	2,100,000
	Total Commercial Paper			144,919,255
	TOTAL CORPORATE SECURITIES			189,383,058

SHORT TERM SECURITIES — 5.4%

MONEY MARKET — 1.9%
4,492,000	AIM Investments, Liquid Assets-Cash Management			4,492,000
665	Highmark Diversified Money Market Fund, Fiduciary Shares			665
	Total Money Market			4,492,665

EURO DOLLAR TIME DEPOSIT — 3.5%
8,103,000	National City Bank of Cleveland Grand Cayman Branch	05/01/07	5.200%	8,103,000
	TOTAL SHORT TERM SECURITIES			12,595,665
TOTAL INVESTMENTS, AT AMORTIZED COST — 99.7%				232,884,767
OTHER ASSETS, LESS LIABILITIES — 0.3%				633,123
NET ASSETS — 100.0%				$233,517,890

(a)	Variable rate reset quarterly, based on Federal Reserve US H.15T Note Treasury Constant Maturity 2 Year US -0.29%

Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.
5

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (Unaudited)

Assets:
Investments in securities, at amortized cost and value:
U.S. government agency investments	$30,906,044
Corporate investments	189,383,058
Short-term investments	12,595,665
Total investments (see Schedule of Investments)	232,884,767
Receivables:
Capital shares sold	163,573
Interest	903,389
Due from advisor	388
Total receivables	1,067,350
Other assets	34,744
Total assets	$233,986,861

Liabilities:
Payables:
Capital shares redeemed	$97,283
Dividends payable (Retail Class X)	266
Dividends payable (Retail Class B)	318
Dividends payable (Institutional Class Y)	208,772
Management fees	36,193
Administration fees	26,170
Distribution and shareholder servicing fees	49,890
Accrued expenses	50,079
Total liabilities	468,971
Net assets	$233,517,890

Net assets consist of:
Capital stock	$233,541,528
Undistributed net investment income	21,286
Accumulated net realized loss	(44,924)
Net assets	$233,517,890

RETAIL CLASS X
Net assets (in 000’s)	$153,407
Shares issued and outstanding (in 000’s)	153,424
Net asset value and redemption price per share	$1.00

RETAIL CLASS B
Net assets (in 000’s)	$1,478
Shares issued and outstanding (in 000’s)	1,477
Net asset value and redemption price per share	$1.00

RETAIL CLASS C
Net assets (in 000’s)	$549
Shares issued and outstanding (in 000’s)	549
Net asset value and redemption price per share	$1.00

INSTITUTIONAL CLASS Y
Net assets (in 000’s)	$78,084
Shares issued and outstanding (in 000’s)	78,094
Net asset value and redemption price per share	$1.00

The accompanying notes to financial statements are an integral part of these statements.
6

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (Unaudited)

Investment income:
Interest	$5,621,470
Total investment income	5,621,470

Expenses:
Investment advisory fees	211,435
Administration fees	155,096
Custodian fees	11,413
Transfer agent fees	9,395
Accounting fees	46,686
Distribution and shareholder servicing fees
Retail Class X	299,135
Retail Class B	7,595
Retail Class C	2,605
Audit and tax fees	13,793
Legal fees	8,669
Registration fees	18,576
Communication	13,955
Director fees	17,376
Miscellaneous expenses	11,153
Total expenses	826,882
Net investment income	4,794,588
Net realized (loss) on investments	(2,362)
Net increase in net assets resulting from operations	$4,792,226

The accompanying notes to financial statements are an integral part of these statements.
7

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	April 30,	year ended
	2007	October 31,
	(Unaudited)	2006
Operations:
Net investment income	$4,794,588	$6,948,902
Net realized loss from investments	(2,362)	(4,670)
Net increase in net assets resulting from operations	4,792,226	6,944,232

Distributions to shareholders:
Investment income:
Class X Shares	(3,397,866)	(5,076,199)
Class B Shares	(29,097)	(52,220)
Class C Shares	(9,965)	(16,166)
Class Y Shares	(1,357,770)	(1,804,231)
Total distributions	(4,794,698)	(6,948,816)

Capital share transactions:
Proceeds from shares issued	271,478,318	543,225,927
Net asset value of shares issued in distributions	3,698,047	5,341,739
Cost of shares redeemed	(233,467,968)	(513,988,183)
Net increase in net assets from capital share transactions	41,708,397	34,579,483
Total increase in net assets	41,705,925	34,574,899

Net assets:
Balance at beginning of period	191,811,965	157,237,066
Balance at end of period	$233,517,890	$191,811,965
Undistributed net investment income at end of period	$21,286	$21,396

The accompanying notes to financial statements are an integral part of this statement.

8

(This Page Intentionally Left Blank.)

9

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

										Distributions
	Net Asset			Net Realized				Dividends		from
	Value,	Net		and Unrealized		Total from		from Net		Net Realized
	Beginning	Investment		Gains (Losses)		Investment		Investment		Capital Gains
	of Period	Income		on Investments		Operations		Income		on Investments
Class X Shares
For the six months ended April 30, 2007 (Unaudited)	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the year ended October 31, 2006	$1.00	.04		(.00	)(e)	.04			(.04)	—
For the year ended October 31, 2005	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the ten months ended October 31, 2004	$1.00	.00	(e)	(.00	)(e)	.00	(e)		.00 (e)	—
For the year ended December 31, 2003	$1.00	.00	(e)	—		.00	(e)		.00 (e)	—
For the year ended December 31, 2002	$1.00	.01		—		.01			(.01)	—
For the year ended December 31, 2001	$1.00	.03		—		.03			(.03)	—

Class B Shares
For the six months ended April 30, 2007 (Unaudited)	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the year ended October 31, 2006	$1.00	.03		(.00	)(e)	.03			(.03)	—
For the year ended October 31, 2005	$1.00	.01		(.00	)(e)	.01			(.01)	—
For the ten months ended October 31, 2004	$1.00	.00	(e)	(.00	)(e)	.00	(e)	(.00	)(e)	—
For the year ended December 31, 2003	$1.00	.00	(e)	—		.00	(e)		.00 (e)	—
For the year ended December 31, 2002	$1.00	.01		—		.01			(.01)	—
For the year ended December 31, 2001	$1.00	.03		—		.03			(.03)	—

Class C Shares
For the six months ended April 30, 2007 (Unaudited)	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the year ended October 31, 2006	$1.00	.03		(.00	)(e)	.03			(.03)	—
For the year ended October 31, 2005	$1.00	.01		(.00	)(e)	.01			(.01)	—
For the ten months ended October 31, 2004	$1.00	.00	(e)	(.00	)(e)	.00	(e)		.00 (e)	—
For the period from May 1, 2003 (commencement of operations)
through December 31, 2003	$1.00	.00	(e)	—		.00	(e)		.00 (e)	—

Class Y Shares
For the six months ended April 30, 2007 (Unaudited)	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the year ended October 31, 2006	$1.00	.04		(.00	)(e)	.04			(.04)	—
For the year ended October 31, 2005	$1.00	.02		(.00	)(e)	.02			(.02)	—
For the ten months ended October 31, 2004	$1.00	.01		(.00	)(e)	.01			(.01)	—
For the year ended December 31, 2003	$1.00	.01		—		.01			(.01)	—
For the year ended December 31, 2002	$1.00	.01		—		.01			(.01)	—
For the year ended December 31, 2001	$1.00	.04		—		.04			(.04)	—

(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Number rounds to less than one cent.

10

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

FINANCIAL HIGHLIGHTS (Continued)

									Ratio of				Ratio of Net
									Net		Ratio of		Investment
									Investment		Expenses		Income
Distributions							Ratio of		Income		(prior to		(Loss) (prior to
in Excess of			Net Asset			Net Assets,	Net Expenses		(Loss)		reimbursements)		reimbursements)
Net Realized	Total		Value, End	Total		End of Period	to Average		to Average		to Average		to Average
Capital Gains	Distributions		of Period	Return(a)		(000s)	Net Assets(d)		Net Assets(d)		Net Assets		Net Assets

—		(.02)	$1.00	2.22	%(c)	153,407	.88	%(b)	4.40	%(b)	.88	%(b)	4.40	%(b)
—		(.04)	$1.00	3.92%		144,550	.92%		3.86%		.92%		3.86%
—		(.02)	$1.00	1.94%		123,283	.94%		1.92%		.94%		1.92%
—		.00 (e)	$1.00	.30	%(c)	134,216	.94	%(b)	.35	%(b)	.94	%(b)	.35	%(b)
—		.00 (e)	$1.00	.34%		142,541	.90%		.34%		.90%		.34%
—		(.01)	$1.00	1.09%		136,663	.92%		1.06%		.92%		1.06%
—		(.03)	$1.00	3.37%		142,125	.96%		3.23%		.96%		3.23%

—		(.02)	$1.00	1.92	%(c)	1,478	1.49	%(b)	3.79	%(b)	1.49	%(b)	3.79	%(b)
—		(.03)	$1.00	3.29%		1,556	1.53%		3.23%		1.53%		3.23%
—		(.01)	$1.00	1.32%		1,857	1.56%		1.22%		1.56%		1.22%
—	(.00	)(e)	$1.00	.09	%(c)	3,306	1.18	%(b)	.11	%(b)	1.56	%(b)	(.27	%)(b)
—		.00 (e)	$1.00	.10%		3,974	1.16%		.10%		1.53%		(.27%)
—		(.01)	$1.00	.47%		7,521	1.52%		.45%		1.54%		.43%
—		(.03)	$1.00	2.75%		6,674	1.60%		2.40%		1.60%		2.40%

—		(.02)	$1.00	1.91	%(c)	549	1.49	%(b)	3.80	%(b)	1.49	%(b)	3.80	%(b)
—		(.03)	$1.00	3.28%		521	1.54%		3.26%		1.54%		3.26%
—		(.01)	$1.00	1.32%		486	1.55%		1.38%		1.55%		1.38%
—		.00 (e)	$1.00	.09	%(c)	138	1.15	%(b)	.11	%(b)	1.56	%(b)	(.30	%)(b)

—		.00 (e)	$1.00	.08	%(c)	129	1.01	%(b)	.10	%(b)	1.15	%(b)	(.40	%)(b)

—		(.02)	$1.00	2.42	%(c)	78,084	.49	%(b)	4.79	%(b)	.49	%(b)	4.79	%(b)
—		(.04)	$1.00	4.32%		45,185	.53%		4.28%		.53%		4.28%
—		(.02)	$1.00	2.34%		31,611	.56%		2.31%		.56%		2.31%
—		(.01)	$1.00	.62	%(c)	44,672	.56	%(b)	.76	%(b)	.56	%(b)	.76	%(b)
—		(.01)	$1.00	.72%		33,617	.53%		.73%		.53%		.73%
—		(.01)	$1.00	1.49%		55,321	.54%		1.43%		.54%		1.43%
—		(.04)	$1.00	3.78%		62,250	.56%		3.57%		.56%		3.57%

The accompanying notes to financial statements are an integral part of these statements.
11

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (Unaudited)

1.	Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, currently offers ten mutual fund series: Cash Reserve Fund, Wisconsin Tax-Exempt Fund, S&P 100 Index Fund, NYSE Arca Tech 100 Index Fund, Geneva Growth Fund, Equity Income Fund (formerly the Dow Jones Equity Income 100 Plus Fund), Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund and Large Cap Equity Fund.  This report presents information only for the Cash Reserve Fund (the “Fund”). Information regarding the other funds is presented in a separate report. The assets and liabilities of each fund are segregated and a shareholder’s interest is limited to the fund in which the shareholder owns shares.

The following is a summary of the significant accounting policies of the Fund:

a)	Valuation of Investments

Money market investments are valued at amortized cost, which the Board of Directors has determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

b)	Security Transactions

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis.  Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Acquisition discount assumes a constant accretion to the expected maturity date.

c)	Federal Income Taxes

Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code and intends to distribute all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

As of October 31, 2006, the Fund had a capital loss carryforward of $42,562, which consisted of $11,600 that expires in 2012, $25,428 that expires in 2013, and $5,534 that expires in 2014 and are available to offset future realized capital gains and thereby reduce future capital gain distributions.

The character of distributions made during the year from net investment income or net realized gains for financial reporting purposes may differ from their characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  At October 31, 2006, the components of distributable earnings on a tax basis included $187,022 of ordinary income. In 2006, the tax character of distributions included $6,873,833 of ordinary income.

There is no difference between cost basis of investments for financial reporting and Federal income tax purposes.

d)	Expense Allocation

Expenses associated with a specific North Track fund are accrued to that fund.  Common expenses are allocated between the funds based upon the ratio of the net assets of the funds, or other equitable means.  Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

e)	Distributions to Shareholders

Dividends from net investment income of the Fund are declared daily and paid monthly.  Generally, payment is made or reinvestment is credited to shareholders as of the last business day of the month. There is no difference between unrealized appreciation (depreciation) for financial reporting and tax purposes.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gains are included in ordinary income for tax purposes.

f)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund’s 2008 financial statements, if any, has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FASB 157, and the impact of this standard on the Fund’s financial statements, if any, has not yet been determined.

2.	Investment Advisory Agreement and Other Transactions with Related Parties —

North Track has entered into an Investment Advisory Agreement with Ziegler Capital Management, LLC (“ZCM”) (with whom certain officers and directors of North Track are affiliated) to serve as the investment advisor for the Fund. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc.  Under the Investment Advisory Agreement, the Fund pays ZCM a monthly fee at an annual rate of .20% of the average daily net assets of the Fund.

North Track has an Administrative Services Agreement with B.C. Ziegler and Company (“BCZ”) (with whom certain officers and directors of North Track and ZCM are affiliated), to provide general office facilities and supervise the overall administration of the Fund.  BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc.  For these services, the Fund pays BCZ a monthly fee at an annual rate of .15% of the first $200 million of the Fund’s average daily net assets and .10% of the Fund’s average daily net assets over $200 million.

12

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2007 (Unaudited)

North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and pricing services to the Fund.  Under the Accounting and Pricing Agreement, the Fund pays BCZ a monthly fee based on a $13,000 annual base fee, plus expenses, plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of total assets, and .01% of the next $300 million of total assets.  There is no additional charge for assets in excess of $500 million.

The fees for the above mentioned services are reflected in the Statement of Operations.  Other expenses included in the Statement of Operations include $2,503 which is the Fund’s portion of the compensation paid to the Fund’s Chief Compliance Officer.

North Track has adopted a 12b-1 Distribution Plan (the “Plan”) pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ.  Under the Plan, the Fund pays a fee of .15% of average daily net assets of Class X shares and 1.00% of the average daily net assets of Class B and Class C shares as compensation for services provided and expenses incurred by BCZ, including amounts paid to brokers or dealers as compensation for sales support and distribution activities.  There are no 12b-1 fees for Class Y shares.  Fees incurred under the Plan during the six months ended April 30, 2007 are reflected in the Statement of Operations.

3.	Line of Credit —

North Track has an available line of credit of $15,000,000. However, the Fund’s borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate.  North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line.  The Fund’s policies allow borrowings for temporary or emergency purposes.  The average rate on outstanding borrowings was 7.28% for the six months ended April 30, 2007.  The Fund had no outstanding borrowings at April 30, 2007.  Total available capacity under the North Track line of credit was $14,900,000 at April 30, 2007.

4.	Securities Lending —

The Fund may lend securities from time to time in order to earn additional income.  The Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the market value of the loaned securities.  The Fund also continues to receive interest or dividends on the securities loaned.  The cash collateral is invested in cash equivalents authorized by the Fund.  The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria.  Invested collateral must also meet maturity requirements.  The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is attributed to the Fund.  As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.  At April 30, 2007, the Fund did not have any securities on loan.

5.	Capital Share Transactions —

(a)
North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into nine mutual fund series as described in Note 1.  The authorized shares of common stock may be allocated to any of the existing funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that Fund.  The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); Class C (CDSC Retail Shares); and Class Y (Institutional Shares).

(b)	Capital share activity, in thousands, for the year ended October 31, 2006 and the six months ended April 30, 2007 was as follows:

	Class X	Class B	Class C	Class Y
SHARES OUTSTANDING
AT OCTOBER 31, 2005	123,295	1,855	487	31,618
Shares issued	214,429	1,161	383	327,252
Shares reinvested	5,065	48	16	213
Shares redeemed	(198,223)	(1,509)	(365)	(313,890)

SHARES OUTSTANDING
AT OCTOBER 31, 2006	144,566	1,555	521	45,193
Shares issued	104,190	282	175	166,831
Shares reinvested	3,393	27	10	269
Shares redeemed	(98,725)	(387)	(157)	(134,199)

SHARES OUTSTANDING
AT APRIL 30, 2007	153,424	1,477	549	78,094

(c)
A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares.  The CDSC varies depending on the number of years from purchase of Class B shares until the redemption.  Class B shares convert to Class X shares after eight years.

Year Since Purchase	CDSC %
One year or less	5%
More than 1 year, but less than 3 years	4%
3 years, but less than 4 years	3%
4 years, but less than 5 years	2%
5 years, but less than 6 years	1%
Over 6 years	None

(d)	A CDSC of 1.00% is imposed on Class C share redemptions made within 18 months from the date of purchase.

13

EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Cash Reserve Fund you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

For each Fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Reserve Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 11/1/06	Value 4/30/07	11/1/06-4/30/07*
Class X
Actual	$1,000.00	$1,022.20	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41

Class B
Actual	$1,000.00	$1,019.20	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class C
Actual	$1,000.00	$1,019.10	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class Y
Actual	$1,000.00	$1,024.20	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46

*
Expenses are equal to the annualized expense ratio for each class (X: .88%; B: 1.49%; C: 1.49%; Y: .49%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14

MATTERS SUBMITTED TO SHAREHOLDER VOTE

On April 30, 2007, a Special Meeting of Shareholders for the North Track Cash Reserve Fund was held to consider the proposal described below.  The proposal for the North Track Cash Reserve Fund was approved at this Meeting.  A description of the proposal and number of shares voted were as follows:

Proposal: A new investment advisory agreement with Ziegler Capital Management, LLC.

		Shares
	Shares Eligible	Represented	Shares	Shares
	to Vote*	at Meeting	Voted For	Voted Against	Abstentions
Cash Reserve Fund	225,074,863	154,396,411	131,907,409	1,688,811	20,800,189

*	Shares eligible to vote were determined as of the close of business on March 5, 2007 (the “Record Date”).

15

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North Track Funds, Inc.

1-800-826-4600
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Investment Advisors

Ziegler Capital Management, LLC
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Geneva Capital Management Ltd.
(Sub-Advisor to the Geneva Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

Officers and Directors

Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
Cornelia Boyle, Director
John J. Mulherin, Director
Brian K. Andrew, President
Caroline Probst, CFO and Treasurer
Elizabeth A. Watkins, Chief Compliance Officer
Vinita K. Paul, Assistant Secretary
Sarah Schott, Secretary

Distributor

B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Accounting/Pricing Agent

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Transfer and Dividend Disbursing Agent

PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian

Union Bank of California
350 California Street
San Francisco, California 94104

Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

250 East Wisconsin Avenue  |  Suite 2000  |  Milwaukee, WI 53202-4298

SEMIANNUAL REPORT

Shareholder Information
800 826 4600
www.northtrackfunds.com

This report was prepared for the
information of shareholders of
North Track Funds, Inc., and may not be
used in connection with the offering of
securities unless preceded or accompanied
by a current Prospectus.

NT865-6/07

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of April 30, 2007 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

Item 11. Controls and Procedures.

(a)           Disclosure Controls and Procedures.  The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR.  Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)           Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)
The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 5, 2005, and is incorporated herein by reference.

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of June, 2007.

NORTH TRACK FUNDS, INC.

By:           /s/ Brian K. Andrew
Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of June, 2007.

By:           /s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:           /s/ Caroline M. Probst
Caroline M. Probst, Chief Financial Officer and Treasurer
(Principal Financial Officer)